UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21774
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dow Jones Select
MicroCap Index Fund
FDM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$190,219,551
Total number of portfolio holdings	139
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	9.7%
Centrus Energy Corp., Class A	4.2%
Sezzle, Inc.	4.1%
Limbach Holdings, Inc.	2.3%
Turning Point Brands, Inc.	2.1%
Solaris Energy Infrastructure, Inc.	1.6%
BJ's Restaurants, Inc.	1.5%
Astec Industries, Inc.	1.5%
SpartanNash Co.	1.4%
Willdan Group, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Select MicroCap Index Fund (FDM)

First Trust Morningstar
Dividend Leaders Index Fund
FDL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.43%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$5,412,416,192
Total number of portfolio holdings	101
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	10.1%
Verizon Communications, Inc.	7.4%
Chevron Corp.	7.3%
Pfizer, Inc.	6.4%
Merck & Co., Inc.	5.3%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.5%
Comcast Corp., Class A	3.3%
United Parcel Service, Inc., Class B	3.2%
Bristol-Myers Squibb Co.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust Advisors L.P. on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
First Trust Morningstar Dividend Leaders Index Fund (FDL)

First Trust US Equity Opportunities ETF
FPX | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$31	0.57%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$963,192,737
Total number of portfolio holdings	102
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	8.8%
Palantir Technologies, Inc., Class A	6.5%
AppLovin Corp., Class A	5.3%
DoorDash, Inc., Class A	4.6%
Constellation Energy Corp.	4.4%
International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	4.3%
ROBLOX Corp., Class A	3.5%
Robinhood Markets, Inc., Class A	3.1%
Duolingo, Inc.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust US Equity Opportunities ETF (FPX)

First Trust NYSE® Arca®
Biotechnology Index Fund
FBT | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$27	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,006,049,742
Total number of portfolio holdings	31
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ACADIA Pharmaceuticals, Inc.	4.6%
Neurocrine Biosciences, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	4.3%
Illumina, Inc.	4.0%
Exelixis, Inc.	3.9%
Incyte Corp.	3.8%
Exact Sciences Corp.	3.8%
Natera, Inc.	3.6%
Mettler-Toledo International, Inc.	3.5%
BioNTech SE, ADR	3.5%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

First Trust Dow Jones Internet Index Fund
FDN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$26	0.49%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,310,874,202
Total number of portfolio holdings	43
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Netflix, Inc.	10.5%
Meta Platforms, Inc., Class A	10.2%
Amazon.com, Inc.	9.9%
Alphabet, Inc., Class A	5.3%
Cisco Systems, Inc.	5.2%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.4%
Alphabet, Inc., Class C	4.3%
Arista Networks, Inc.	4.2%
DoorDash, Inc., Class A	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Internet Index Fund (FDN)

First Trust Capital Strength® ETF
FTCS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.53%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$8,404,027,525
Total number of portfolio holdings	51
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	2.6%
TE Connectivity PLC	2.5%
Cisco Systems, Inc.	2.4%
Blackrock, Inc.	2.3%
Honeywell International, Inc.	2.3%
Moody’s Corp.	2.2%
Stryker Corp.	2.2%
Dover Corp.	2.2%
PPG Industries, Inc.	2.2%
Ecolab, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® ETF (FTCS)

First Trust Value Line®
Dividend Index Fund
FVD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$31	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$9,005,798,873
Total number of portfolio holdings	238
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Juniper Networks, Inc.	0.5%
Goldman Sachs Group (The), Inc.	0.5%
Blackrock, Inc.	0.4%
SEI Investments Co.	0.4%
Genpact Ltd.	0.4%
Caterpillar, Inc.	0.4%
America Movil S.A.B. de C.V., ADR	0.4%
Rogers Communications, Inc., Class B	0.4%
Morgan Stanley	0.4%
Bank of Montreal	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
First Trust Value Line® Dividend Index Fund (FVD)

First Trust Growth StrengthTM ETF
FTGS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,143,523,902
Total number of portfolio holdings	51
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	3.0%
Broadcom, Inc.	2.7%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Trade Desk (The), Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Pinterest, Inc., Class A	2.4%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM ETF (FTGS)

First Trust Indxx Aerospace & Defense ETF
MISL | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$33	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$160,345,838
Total number of portfolio holdings	36
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Electric Co.	9.1%
Boeing (The) Co.	8.6%
RTX Corp.	7.3%
Lockheed Martin Corp.	6.4%
Northrop Grumman Corp.	6.2%
Howmet Aerospace, Inc.	4.8%
HEICO Corp.	4.2%
Curtiss-Wright Corp.	4.0%
L3Harris Technologies, Inc.	3.8%
TransDigm Group, Inc.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MISL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Aerospace & Defense ETF (MISL)

First Trust Bloomberg
Inflation Sensitive Equity ETF
FTIF | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,069,968
Total number of portfolio holdings	52
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mosaic (The) Co.	3.0%
Royal Gold, Inc.	2.7%
Johnson Controls International PLC	2.7%
Quanta Services, Inc.	2.4%
TE Connectivity PLC	2.4%
Trane Technologies PLC	2.4%
Reliance, Inc.	2.3%
Freeport-McMoRan, Inc.	2.3%
Range Resources Corp.	2.3%
Nucor Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTIF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust NASDAQ-100
Equal Weighted Index Fund
QQEW | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$29	0.56%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,890,452,414
Total number of portfolio holdings	103
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	1.1%
Broadcom, Inc.	1.1%
DoorDash, Inc., Class A	1.1%
Advanced Micro Devices, Inc.	1.1%
NVIDIA Corp.	1.1%
Netflix, Inc.	1.0%
Booking Holdings, Inc.	1.0%
Applied Materials, Inc.	1.0%
Dexcom, Inc.	1.0%
Synopsys, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Equal WeightedTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

First Trust NASDAQ-100-Technology
Sector Index Fund
QTEC | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$29	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$2,727,602,334
Total number of portfolio holdings	47
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	2.4%
Broadcom, Inc.	2.4%
DoorDash, Inc., Class A	2.4%
Advanced Micro Devices, Inc.	2.4%
MicroStrategy, Inc., Class A	2.4%
NVIDIA Corp.	2.4%
Synopsys, Inc.	2.3%
Shopify, Inc., Class A	2.3%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QTEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

First Trust NASDAQ-100 Ex-Technology
Sector Index Fund
QQXT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$29	0.57%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,117,489,872
Total number of portfolio holdings	57
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Dexcom, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Netflix, Inc.	1.9%
T-Mobile US, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Electronic Arts, Inc.	1.8%
Intuitive Surgical, Inc.	1.8%
Constellation Energy Corp.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQXT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

First Trust NASDAQ® Clean Edge®
Green Energy Index Fund
QCLN | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$29	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$400,764,416
Total number of portfolio holdings	49
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	9.0%
ON Semiconductor Corp.	8.3%
First Solar, Inc.	7.0%
Rivian Automotive, Inc., Class A	6.3%
Tesla, Inc.	6.1%
NEXTracker, Inc., Class A	4.2%
Acuity, Inc.	3.8%
Albemarle Corp.	3.7%
Universal Display Corp.	3.6%
Brookfield Renewable Partners, L.P.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

First Trust S&P REIT Index Fund
FRI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$25	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$150,031,368
Total number of portfolio holdings	137
Portfolio turnover rate	3%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	8.6%
Welltower, Inc.	8.4%
Equinix, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.6%
Simon Property Group, Inc.	4.3%
Public Storage	4.1%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
Iron Mountain, Inc.	2.7%
REIT Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P REIT Index Fund (FRI)

First Trust Water ETF
FIW | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$26	0.51%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,859,108,108
Total number of portfolio holdings	38
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
IDEXX Laboratories, Inc.	4.6%
Ferguson Enterprises, Inc.	4.6%
American Water Works Co., Inc.	3.8%
Veralto Corp.	3.8%
Ecolab, Inc.	3.8%
Xylem, Inc.	3.7%
AECOM	3.7%
Roper Technologies, Inc.	3.6%
Stantec, Inc.	3.6%
Pentair PLC	3.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge WaterTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Water ETF (FIW)

First Trust Natural Gas ETF
FCG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$29	0.59%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$334,908,655
Total number of portfolio holdings	41
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
EOG Resources, Inc.	4.6%
ConocoPhillips	4.4%
EQT Corp.	4.3%
Hess Midstream, L.P., Class A	4.3%
Western Midstream Partners, L.P.	4.3%
Occidental Petroleum Corp.	4.3%
Expand Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.9%
Coterra Energy, Inc.	3.8%
Sub-Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE-Revere Natural GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Natural Gas ETF (FCG)

First Trust NASDAQ®
ABA Community Bank Index Fund
QABA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$122,064,769
Total number of portfolio holdings	148
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.3%
Commerce Bancshares, Inc.	4.3%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
International Bancshares Corp.	2.2%
BancFirst Corp.	2.1%
Texas Capital Bancshares, Inc.	1.9%
TFS Financial Corp.	1.9%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QABA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Dividend StrengthTM ETF
FTDS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$26,091,632
Total number of portfolio holdings	51
Portfolio turnover rate	78%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Caterpillar, Inc.	2.4%
TE Connectivity PLC	2.4%
East West Bancorp, Inc.	2.4%
Popular, Inc.	2.3%
NXP Semiconductors N.V.	2.3%
NIKE, Inc., Class B	2.3%
CF Industries Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Blackrock, Inc.	2.2%
Equitable Holdings, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTDS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dividend StrengthTM ETF (FTDS)

First Trust Dow 30 Equal Weight ETF
EDOW | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$26	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$222,160,166
Total number of portfolio holdings	31
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Group (The), Inc.	3.7%
NIKE, Inc., Class B	3.7%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.5%
Caterpillar, Inc.	3.5%
American Express Co.	3.5%
Microsoft Corp.	3.4%
International Business Machines Corp.	3.4%
Walt Disney (The) Co.	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EDOW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow 30 Equal Weight ETF (EDOW)

First Trust Lunt U.S. Factor Rotation ETF
FCTR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$64,586,860
Total number of portfolio holdings	165
Portfolio turnover rate	165%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	2.7%
Republic Services, Inc.	1.8%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.6%
Howmet Aerospace, Inc.	1.6%
Texas Pacific Land Corp.	1.5%
HEICO Corp.	1.5%
Netflix, Inc.	1.5%
Verisk Analytics, Inc.	1.4%
Cintas Corp.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

First Trust S&P 500
Diversified Free Cash Flow ETF
FCFY | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,240,955
Total number of portfolio holdings	103
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Skyworks Solutions, Inc.	4.4%
Jabil, Inc.	3.2%
Synchrony Financial	3.0%
Hewlett Packard Enterprise Co.	2.5%
HP, Inc.	2.5%
Gen Digital, Inc.	2.5%
ON Semiconductor Corp.	2.4%
Warner Bros. Discovery, Inc.	2.3%
Match Group, Inc.	2.3%
NetApp, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

FT Vest Gold Strategy Quarterly Buffer ETF
BGLD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$48	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$76,287,196
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	93.4%
Money Market Funds	0.6%
Purchased Options	6.6%
Written Options	(0.6%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Target Income ETF®
IGLD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$46	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$251,665,747
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	117.9%
Money Market Funds	0.4%
Purchased Options	0.5%
Written Options	(19.5%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Target Income ETF® (IGLD)

First Trust WCM Developing
World Equity ETF
WCME | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$53	0.96%(1) (2)
(1)	Annualized.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.95%.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$9,079,348
Total number of portfolio holdings	33
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
B3 S.A. - Brasil Bolsa Balcao	4.6%
TOTVS S.A.	4.5%
ICICI Bank Ltd., ADR	4.1%
AIA Group Ltd.	3.9%
Nippon Paint Holdings Co., Ltd.	3.9%
Tencent Holdings Ltd.	3.8%
Bid Corp., Ltd.	3.8%
Hong Kong Exchanges & Clearing Ltd.	3.6%
Coupang, Inc.	3.6%
Sector Allocation

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCME to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Developing World Equity ETF (WCME)

First Trust WCM International Equity ETF
WCMI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$47	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$295,238,886
Total number of portfolio holdings	41
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	4.7%
Iberdrola S.A.	3.6%
United Overseas Bank Ltd.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
HDFC Bank Ltd., ADR	3.3%
Hensoldt AG	3.2%
Wise PLC, Class A	3.2%
Trane Technologies PLC	2.9%
GMO Payment Gateway, Inc.	2.9%
Haleon PLC	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCMI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM International Equity ETF (WCMI)

FT Vest Bitcoin Strategy
Floor15 ETF - April
BFAP | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of April 3, 2025 (commencement of investment operations) to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$24(1)	0.90%(2)
(1)	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$30,331,382
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.1%
Purchased Options	1,114.0%
Written Options	(1,015.5%)
Net Other Assets and Liabilities	1.4%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

FT Vest Bitcoin Strategy
Floor15 ETF - July
BFJL | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of June 30, 2025 (commencement of investment operations) to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$0(1)	0.00%(1) (2)
(1)
The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher and expense ratio would have been 0.90%.

(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$994,384
Total number of portfolio holdings	8
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	1,320.3%
Written Options	(1,222.8%)
Net Other Assets and Liabilities	2.5%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

FT Vest Bitcoin Strategy
& Target Income ETF
DFII | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of April 2, 2025 (commencement of investment operations) to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$23(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$4,775,349
Total number of portfolio holdings	8
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	1,437.9%
Written Options	(1,365.3%)
Net Other Assets and Liabilities	26.2%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength® ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.8%
16,612	National Presto Industries, Inc.	$1,627,312
	Automobile Components — 0.2%
184,531	Holley, Inc. (a)	369,062
	Banks — 15.3%
46,294	Arrow Financial Corp.	1,223,087
44,596	Capital City Bank Group, Inc.	1,754,853
87,085	Central Pacific Financial Corp.	2,440,993
21,510	Esquire Financial Holdings, Inc.	2,036,137
40,273	Farmers & Merchants Bancorp, Inc.	1,018,101
64,920	Financial Institutions, Inc.	1,667,146
26,111	First Internet Bancorp	702,386
66,892	Independent Bank Corp.	2,167,970
29,939	Metropolitan Bank Holding Corp. (a)	2,095,730
69,800	Mid Penn Bancorp, Inc.	1,968,360
61,826	MidWestOne Financial Group, Inc.	1,778,734
22,857	Northeast Bank	2,034,044
42,553	Northeast Community Bancorp, Inc.	989,144
17,823	Northrim BanCorp, Inc.	1,662,173
23,105	Penns Woods Bancorp, Inc.	701,468
15,332	Peoples Bancorp of North Carolina, Inc.	442,328
98,042	Shore Bancshares, Inc.	1,541,220
39,089	Sierra Bancorp	1,160,552
30,278	Southern Missouri Bancorp, Inc.	1,658,629
		29,043,055
	Biotechnology — 0.3%
75,120	Entrada Therapeutics, Inc. (a)	504,806
	Capital Markets — 1.3%
8,807	Diamond Hill Investment Group, Inc.	1,279,745
19,521	Oppenheimer Holdings, Inc., Class A	1,283,896
		2,563,641
	Chemicals — 1.8%
86,558	AdvanSix, Inc.	2,055,753
171,708	LSB Industries, Inc. (a)	1,339,322
		3,395,075
	Commercial Services & Supplies — 1.3%
10,647	Acme United Corp.	441,318
73,575	Liquidity Services, Inc. (a)	1,735,634
30,121	Virco Mfg. Corp.	240,366
		2,417,318
Shares	Description	Value

	Communications Equipment — 0.5%
36,875	Aviat Networks, Inc. (a)	$886,844
	Construction & Engineering — 4.9%
77,067	Concrete Pumping Holdings, Inc.	473,962
219,280	Great Lakes Dredge & Dock Corp. (a)	2,673,023
34,151	Limbach Holdings, Inc. (a)	4,784,555
31,888	NWPX Infrastructure, Inc. (a)	1,307,727
		9,239,267
	Consumer Finance — 2.5%
168,010	EZCORP, Inc., Class A (a)	2,331,979
29,145	Regional Management Corp.	851,325
10,072	World Acceptance Corp. (a)	1,663,089
		4,846,393
	Consumer Staples Distribution & Retail — 2.6%
34,080	Natural Grocers by Vitamin Cottage, Inc.	1,337,640
109,262	SpartanNash Co.	2,894,350
20,917	Village Super Market, Inc., Class A	805,305
		5,037,295
	Diversified Consumer Services — 2.2%
42,555	Carriage Services, Inc.	1,946,466
94,850	Lincoln Educational Services Corp. (a)	2,186,292
		4,132,758
	Electrical Equipment — 2.5%
48,093	Allient, Inc.	1,746,257
86,205	LSI Industries, Inc.	1,466,347
9,409	Preformed Line Products Co.	1,503,652
		4,716,256
	Electronic Equipment, Instruments & Components — 3.5%
12,560	Climb Global Solutions, Inc.	1,342,790
136,906	Daktronics, Inc. (a)	2,070,019
27,803	Frequency Electronics, Inc.	631,406
78,704	Kimball Electronics, Inc. (a)	1,513,478
39,494	Vishay Precision Group, Inc. (a)	1,109,781
		6,667,474
	Energy Equipment & Services — 4.3%
91,677	Aris Water Solutions, Inc., Class A	2,168,161
36,160	Energy Services of America Corp. (b)	359,431
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
31,146	Natural Gas Services Group, Inc. (a)	$803,878
122,607	Solaris Energy Infrastructure, Inc.	3,468,552
386,630	TETRA Technologies, Inc. (a)	1,299,077
		8,099,099
	Entertainment — 0.3%
297,617	Vivid Seats, Inc., Class A (a) (b)	502,973
	Financial Services — 5.7%
114,872	Acacia Research Corp. (a)	411,242
90,966	International Money Express, Inc. (a)	917,847
79,936	NewtekOne, Inc. (b)	901,678
48,355	Sezzle, Inc. (a) (b)	8,667,634
		10,898,401
	Food Products — 1.0%
17,178	Lifeway Foods, Inc. (a)	423,438
14,581	Seneca Foods Corp., Class A (a)	1,478,951
		1,902,389
	Health Care Equipment & Supplies — 0.6%
6,726	Kewaunee Scientific Corp. (a)	394,816
75,050	Tactile Systems Technology, Inc. (a)	761,007
		1,155,823
	Health Care Providers & Services — 1.3%
99,481	Cross Country Healthcare, Inc. (a)	1,298,227
278,339	DocGo, Inc. (a)	436,992
111,005	Viemed Healthcare, Inc. (a)	767,045
		2,502,264
	Hotels, Restaurants & Leisure — 3.3%
71,395	BJ’s Restaurants, Inc. (a)	3,184,217
77,612	El Pollo Loco Holdings, Inc. (a)	854,508
190,324	Portillo’s, Inc., Class A (a) (b)	2,221,081
		6,259,806
	Household Durables — 2.7%
153,387	Cricut, Inc., Class A	1,038,430
73,063	Ethan Allen Interiors, Inc.	2,034,805
11,745	Flexsteel Industries, Inc.	423,172
18,898	Hamilton Beach Brands Holding Co., Class A	338,085
35,815	Legacy Housing Corp. (a)	811,568
29,025	Smith Douglas Homes Corp. (a) (b)	563,665
		5,209,725
Shares	Description	Value

	Household Products — 1.5%
27,260	Central Garden & Pet Co. (a)	$959,007
33,315	Oil-Dri Corp. of America	1,965,252
		2,924,259
	Insurance — 5.1%
79,608	American Coastal Insurance Corp.	885,241
81,432	Greenlight Capital Re Ltd., Class A (a)	1,170,178
71,807	Heritage Insurance Holdings, Inc. (a)	1,790,866
4,749	Investors Title Co.	1,003,464
148,153	James River Group Holdings Ltd.	868,177
70,208	Tiptree, Inc.	1,655,505
81,773	Universal Insurance Holdings, Inc.	2,267,565
		9,640,996
	Interactive Media & Services — 1.1%
501,488	Vimeo, Inc. (a)	2,026,011
	IT Services — 1.2%
20,059	CSP, Inc.	259,563
81,242	Hackett Group (The), Inc.	2,065,172
		2,324,735
	Leisure Products — 2.1%
41,276	MasterCraft Boat Holdings, Inc. (a)	766,908
142,051	Smith & Wesson Brands, Inc.	1,233,002
53,443	Sturm Ruger & Co., Inc.	1,918,604
		3,918,514
	Machinery — 4.9%
73,820	Astec Industries, Inc.	3,077,556
74,924	Douglas Dynamics, Inc.	2,208,010
18,455	Eastern (The) Co.	421,143
32,042	L.B. Foster Co., Class A (a)	700,759
36,992	Miller Industries, Inc.	1,644,664
28,018	Park-Ohio Holdings Corp.	500,402
10,127	Taylor Devices, Inc. (a) (b)	439,512
35,168	Twin Disc, Inc.	310,533
		9,302,579
	Mortgage REITs — 0.4%
95,801	AG Mortgage Investment Trust, Inc.	723,298
	Oil, Gas & Consumable Fuels — 10.0%
121,102	Amplify Energy Corp. (a)	387,526
48,464	Centrus Energy Corp., Class A (a) (b)	8,877,636
77,470	Excelerate Energy, Inc., Class A	2,271,420
84,844	FutureFuel Corp.	329,195
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
105,439	Hallador Energy Co. (a)	$1,669,099
29,860	Riley Exploration Permian, Inc.	783,228
380,024	Ring Energy, Inc. (a)	301,739
101,706	SandRidge Energy, Inc.	1,100,459
335,151	VAALCO Energy, Inc.	1,209,895
93,491	Vitesse Energy, Inc. (b)	2,065,216
		18,995,413
	Passenger Airlines — 0.8%
127,108	Sun Country Airlines Holdings, Inc. (a)	1,493,519
	Personal Care Products — 0.3%
39,099	Nature’s Sunshine Products, Inc. (a)	578,274
	Pharmaceuticals — 0.6%
73,669	Biote Corp., Class A (a)	296,150
131,458	SIGA Technologies, Inc.	857,106
		1,153,256
	Professional Services — 3.2%
35,639	Franklin Covey Co. (a)	813,282
103,003	Kelly Services, Inc., Class A	1,206,165
11,835	Resolute Holdings Management, Inc. (a) (b)	377,181
54,531	TaskUS, Inc, Class A (a)	913,940
43,524	Willdan Group, Inc. (a)	2,720,685
		6,031,253
	Real Estate Management & Development — 0.4%
51,254	RMR Group (The), Inc., Class A	838,003
	Semiconductors & Semiconductor Equipment — 0.1%
39,662	inTEST Corp. (a)	288,739
	Software — 0.7%
58,036	Consensus Cloud Solutions, Inc. (a)	1,338,310
	Specialty Retail — 1.1%
224,402	Arko Corp.	949,220
42,351	Haverty Furniture Cos., Inc.	861,843
23,682	J Jill, Inc.	346,705
		2,157,768
	Technology Hardware, Storage & Peripherals — 1.9%
132,122	CompoSecure, Inc., Class A (a) (b)	1,861,599
14,931	CPI Card Group, Inc. (a)	354,163
239,973	Eastman Kodak Co. (a)	1,355,848
		3,571,610
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.1%
28,554	Lakeland Industries, Inc.	$388,620
50,938	Movado Group, Inc.	776,804
24,086	Rocky Brands, Inc.	534,468
35,602	Superior Group of Cos., Inc.	366,701
		2,066,593
	Tobacco — 2.3%
57,788	Turning Point Brands, Inc.	4,378,597
	Trading Companies & Distributors — 1.0%
22,018	Karat Packaging, Inc.	620,027
9,582	Willis Lease Finance Corp. (b)	1,368,118
		1,988,145
	Water Utilities — 1.3%
30,432	Artesian Resources Corp., Class A	1,021,298
48,301	Consolidated Water Co., Ltd.	1,449,996
		2,471,294
	Total Common Stocks	190,188,202
	(Cost $162,741,307)
MONEY MARKET FUNDS — 0.1%
133,687	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	133,687
	(Cost $133,687)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 10.7%
$20,434,809	JPMorgan Chase & Co., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $20,437,301. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $20,843,506. (d)	20,434,809
	(Cost $20,434,809)

	Total Investments — 110.8%	210,756,698
	(Cost $183,309,803)
	Net Other Assets and Liabilities — (10.8)%	(20,537,147)
	Net Assets — 100.0%	$190,219,551

See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $21,127,796 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,434,809.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 190,188,202	$ 190,188,202	$ —	$ —
Money Market Funds	133,687	133,687	—	—
Repurchase Agreements	20,434,809	—	20,434,809	—
Total Investments	$210,756,698	$190,321,889	$20,434,809	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$21,127,796
Non-cash Collateral(2)	(20,434,809)
Net Amount	$692,987

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2025, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29
to June 30, the value of the related securities loaned was
above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$20,434,809
Non-cash Collateral(4)	(20,434,809)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 3.2%
1,696,828	United Parcel Service, Inc., Class B	$171,277,818
	Automobiles — 1.6%
8,027,548	Ford Motor Co.	87,098,896
	Banks — 10.1%
224,565	Associated Banc-Corp.	5,477,140
200,953	Atlantic Union Bankshares Corp.	6,285,810
133,191	Bank OZK	6,267,968
224,712	Cadence Bank	7,186,290
628,462	Citizens Financial Group, Inc.	28,123,675
422,488	Columbia Banking System, Inc.	9,877,769
216,226	Comerica, Inc.	12,897,881
876,085	Fifth Third Bancorp	36,033,376
182,703	First BanCorp	3,805,704
182,089	First Hawaiian, Inc.	4,544,941
261,262	Fulton Financial Corp.	4,713,166
1,940,376	Huntington Bancshares, Inc.	32,520,702
1,670,018	KeyCorp	29,091,714
501,310	PNC Financial Services Group (The), Inc.	93,454,210
1,367,333	Regions Financial Corp.	32,159,672
2,361,565	Truist Financial Corp.	101,523,679
2,439,263	U.S. Bancorp	110,376,651
199,877	United Bankshares, Inc.	7,281,519
776,061	Valley National Bancorp	6,930,225
173,656	Zions Bancorp N.A.	9,019,693
		547,571,785
	Beverages — 4.9%
2,019,348	PepsiCo, Inc.	266,634,710
	Capital Markets — 1.5%
589,075	Franklin Resources, Inc.	14,049,439
687,675	Invesco Ltd.	10,844,635
182,003	Janus Henderson Group PLC	7,068,997
140,985	Lazard, Inc.	6,764,460
417,987	T. Rowe Price Group, Inc.	40,335,745
		79,063,276
	Chemicals — 0.5%
168,517	Eastman Chemical Co.	12,581,479
212,614	FMC Corp.	8,876,635
61,716	Scotts Miracle-Gro (The) Co.	4,070,787
		25,528,901
	Consumer Finance — 0.4%
331,264	OneMain Holdings, Inc.	18,882,048
	Consumer Staples Distribution & Retail — 1.3%
735,648	Target Corp.	72,571,675
Shares	Description	Value

	Containers & Packaging — 1.5%
4,463,428	Amcor PLC	$41,018,904
712,282	Smurfit WestRock PLC	30,734,968
160,095	Sonoco Products Co.	6,973,738
		78,727,610
	Diversified Telecommunication Services — 7.4%
9,192,217	Verizon Communications, Inc.	397,747,230
	Electric Utilities — 5.6%
90,571	ALLETE, Inc.	5,802,884
665,439	American Electric Power Co., Inc.	69,045,951
904,754	Edison International	46,685,306
320,550	Evergy, Inc.	22,095,512
566,869	Eversource Energy	36,064,206
1,348,003	Exelon Corp.	58,530,290
812,105	FirstEnergy Corp.	32,695,347
271,543	OGE Energy Corp.	12,051,078
168,108	Pinnacle West Capital Corp.	15,040,623
188,826	Portland General Electric Co.	7,672,000
		305,683,197
	Financial Services — 0.3%
270,829	HA Sustainable Infrastructure Capital, Inc.	7,274,467
1,176,730	Western Union (The) Co.	9,908,067
		17,182,534
	Food Products — 3.5%
679,864	Archer-Daniels-Midland Co.	35,883,222
318,723	Campbell’s (The) Co.	9,768,860
1,049,956	Conagra Brands, Inc.	21,492,599
403,310	Flowers Foods, Inc.	6,444,894
843,765	General Mills, Inc.	43,715,464
379,364	Hormel Foods Corp.	11,475,761
142,614	J.M. Smucker (The) Co.	14,004,695
1,851,300	Kraft Heinz (The) Co.	47,800,566
		190,586,061
	Gas Utilities — 0.5%
137,001	New Jersey Resources Corp.	6,140,385
73,242	ONE Gas, Inc.	5,263,170
86,682	Spire, Inc.	6,326,919
319,389	UGI Corp.	11,632,148
		29,362,622
	Health Care Providers & Services — 2.3%
1,839,726	CVS Health Corp.	126,904,300
	Hotels, Restaurants & Leisure — 0.1%
100,967	Travel + Leisure Co.	5,210,907
	Household Durables — 0.3%
161,763	Whirlpool Corp.	16,406,003
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.4%
167,058	Clorox (The) Co.	$20,058,654
81,175	Reynolds Consumer Products, Inc.	1,738,769
		21,797,423
	Independent Power and Renewable Electricity Producers — 0.3%
1,615,768	AES (The) Corp.	16,997,879
	Insurance — 2.4%
330,699	Fidelity National Financial, Inc.	18,538,986
133,373	First American Financial Corp.	8,187,769
319,282	Lincoln National Corp.	11,047,157
307,784	Principal Financial Group, Inc.	24,447,283
639,027	Prudential Financial, Inc.	68,657,061
		130,878,256
	Leisure Products — 0.3%
191,370	Hasbro, Inc.	14,126,933
	Machinery — 0.3%
262,707	Stanley Black & Decker, Inc.	17,798,399
	Media — 4.3%
5,003,799	Comcast Corp., Class A	178,585,586
743,971	Interpublic Group of (The) Cos., Inc.	18,212,410
42,608	Nexstar Media Group, Inc.	7,369,054
269,357	Omnicom Group, Inc.	19,377,542
328,544	Sirius XM Holdings, Inc.	7,546,656
		231,091,248
	Multi-Utilities — 0.3%
148,096	Avista Corp.	5,620,243
119,495	Black Hills Corp.	6,703,669
101,685	Northwestern Energy Group, Inc.	5,216,441
		17,540,353
	Oil, Gas & Consumable Fuels — 25.6%
679,580	APA Corp.	12,429,518
2,765,827	Chevron Corp.	396,038,768
1,586,423	ConocoPhillips	142,365,600
904,335	Coterra Energy, Inc.	22,952,022
661,268	EOG Resources, Inc.	79,094,266
5,077,097	Exxon Mobil Corp.	547,311,057
2,940,962	Kinder Morgan, Inc.	86,464,283
264,254	Murphy Oil Corp.	5,945,715
1,110,342	ONEOK, Inc.	90,637,217
		1,383,238,446
	Pharmaceuticals — 14.9%
3,626,856	Bristol-Myers Squibb Co.	167,887,164
3,644,854	Merck & Co., Inc.	288,526,643
Shares	Description	Value

	Pharmaceuticals (Continued)
200,956	Perrigo Co. PLC	$5,369,544
14,321,075	Pfizer, Inc.	347,142,858
		808,926,209
	Semiconductors & Semiconductor Equipment — 0.3%
211,144	Skyworks Solutions, Inc.	15,734,451
	Specialty Retail — 0.4%
358,887	Best Buy Co., Inc.	24,092,084
	Technology Hardware, Storage & Peripherals — 0.7%
1,527,342	HP, Inc.	37,358,785
	Tobacco — 4.5%
4,122,655	Altria Group, Inc.	241,711,263
	Trading Companies & Distributors — 0.1%
58,244	MSC Industrial Direct Co., Inc., Class A	4,951,905
	Total Common Stocks	5,402,683,207
	(Cost $5,247,549,581)
MONEY MARKET FUNDS — 0.1%
3,066,564	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	3,066,564
	(Cost $3,066,564)

	Total Investments — 99.9%	5,405,749,771
	(Cost $5,250,616,145)
	Net Other Assets and Liabilities — 0.1%	6,666,421
	Net Assets — 100.0%	$5,412,416,192

(a)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,402,683,207	$ 5,402,683,207	$ —	$ —
Money Market Funds	3,066,564	3,066,564	—	—
Total Investments	$5,405,749,771	$5,405,749,771	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.7%
57,924	Karman Holdings, Inc. (a)	$2,917,632
116,592	Leonardo DRS, Inc.	5,419,196
27,333	Loar Holdings, Inc. (a)	2,355,284
171,001	StandardAero, Inc. (a)	5,412,182
		16,104,294
	Automobiles — 0.6%
418,667	Rivian Automotive, Inc., Class A (a) (b)	5,752,485
	Banks — 0.1%
5,506	Nicolet Bankshares, Inc.	679,881
	Beverages — 0.2%
41,438	Vita Coco (The) Co., Inc. (a)	1,495,912
	Biotechnology — 0.8%
55,474	Bridgebio Pharma, Inc. (a)	2,395,367
10,118	Disc Medicine, Inc. (a)	535,849
79,673	Exelixis, Inc. (a)	3,511,588
20,980	Nuvalent, Inc., Class A (a)	1,600,774
		8,043,578
	Building Products — 1.9%
42,351	Trane Technologies PLC	18,524,751
	Capital Markets — 3.6%
335,163	Robinhood Markets, Inc., Class A (a)	31,381,312
70,181	TPG, Inc.	3,680,993
		35,062,305
	Commercial Services & Supplies — 0.8%
72,413	Veralto Corp.	7,310,092
	Communications Equipment — 0.3%
30,414	Lumentum Holdings, Inc. (a)	2,891,155
	Construction & Engineering — 0.1%
25,899	Centuri Holdings, Inc. (a)	581,174
	Consumer Finance — 0.7%
3,897	Dave, Inc. (a)	1,045,994
322,937	SoFi Technologies, Inc. (a)	5,880,683
		6,926,677
	Consumer Staples Distribution & Retail — 0.4%
76,175	Maplebear, Inc. (a)	3,446,157
	Diversified Consumer Services — 2.1%
49,798	Duolingo, Inc. (a)	20,418,176
	Diversified Telecommunication Services — 1.4%
287,647	AST SpaceMobile, Inc. (a) (b)	13,441,744
Shares	Description	Value

	Electric Utilities — 6.5%
138,096	Constellation Energy Corp.	$44,571,865
97,674	NRG Energy, Inc.	15,684,491
42,617	Oklo, Inc. (a) (b)	2,386,126
		62,642,482
	Electrical Equipment — 10.1%
167,452	GE Vernova, Inc.	88,607,226
95,723	NEXTracker, Inc., Class A (a)	5,204,459
83,087	NuScale Power Corp. (a) (b)	3,286,922
		97,098,607
	Electronic Equipment, Instruments & Components — 0.4%
29,967	Itron, Inc. (a)	3,944,556
	Energy Equipment & Services — 0.2%
25,915	Aris Water Solutions, Inc., Class A	612,890
25,668	Kodiak Gas Services, Inc.	879,642
70,195	ProFrac Holding Corp., Class A (a)	544,713
		2,037,245
	Entertainment — 6.3%
18,286	Atlanta Braves Holdings, Inc., Class C (a)	855,236
90,742	Liberty Media Corp.-Liberty Formula One, Class C (a)	9,482,539
53,667	Liberty Media Corp.-Liberty Live, Class C (a)	4,355,614
338,860	ROBLOX Corp., Class A (a)	35,648,072
903,515	Warner Bros. Discovery, Inc. (a)	10,354,282
		60,695,743
	Financial Services — 4.1%
481,797	Corebridge Financial, Inc.	17,103,794
65,763	Enact Holdings, Inc.	2,443,095
41,742	Jackson Financial, Inc., Class A	3,706,272
56,081	Mr. Cooper Group, Inc. (a)	8,367,846
169,158	Toast, Inc., Class A (a)	7,492,008
		39,113,015
	Food Products — 0.7%
287,124	Smithfield Foods, Inc.	6,756,028
	Health Care Equipment & Supplies — 2.5%
133,773	GE HealthCare Technologies, Inc.	9,908,566
189,549	Solventum Corp. (a)	14,375,396
		24,283,962
	Health Care Providers & Services — 1.3%
57,801	Alignment Healthcare, Inc. (a)	809,214
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
50,907	BrightSpring Health Services, Inc. (a)	$1,200,896
37,446	Concentra Group Holdings Parent, Inc.	770,264
35,620	Privia Health Group, Inc. (a)	819,260
51,560	Tenet Healthcare Corp. (a)	9,074,560
		12,674,194
	Health Care REITs — 1.5%
118,163	American Healthcare REIT, Inc.	4,341,308
164,811	Ventas, Inc.	10,407,815
		14,749,123
	Health Care Technology — 0.9%
109,748	Doximity, Inc., Class A (a)	6,731,942
50,548	Waystar Holding Corp. (a)	2,065,897
		8,797,839
	Hotels, Restaurants & Leisure — 6.5%
34,190	Darden Restaurants, Inc.	7,452,394
185,698	DoorDash, Inc., Class A (a)	45,776,414
76,887	Dutch Bros, Inc., Class A (a)	5,256,764
144,233	Life Time Group Holdings, Inc. (a)	4,374,587
		62,860,159
	Insurance — 1.2%
31,763	Hamilton Insurance Group Ltd., Class B (a)	686,716
126,505	Ryan Specialty Holdings, Inc.	8,601,075
41,314	Skyward Specialty Insurance Group, Inc. (a)	2,387,536
		11,675,327
	Interactive Media & Services — 1.1%
57,228	Grindr, Inc. (a)	1,299,075
64,603	Reddit, Inc., Class A (a)	9,727,274
		11,026,349
	IT Services — 8.4%
122,700	CoreWeave, Inc., Class A (a) (b)	20,007,462
149,340	International Business Machines Corp.	44,022,445
100,769	Kyndryl Holdings, Inc. (a)	4,228,268
58,495	Snowflake, Inc., Class A (a)	13,089,426
		81,347,601
	Machinery — 2.0%
67,197	Crane Co.	12,760,039
53,133	Esab Corp.	6,405,183
		19,165,222
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 3.1%
42,281	CNX Resources Corp. (a)	$1,424,024
163,241	DT Midstream, Inc.	17,941,818
69,527	Expand Energy Corp.	8,130,487
46,149	Kinetik Holdings, Inc.	2,032,864
		29,529,193
	Personal Care Products — 1.5%
701,138	Kenvue, Inc.	14,674,818
	Pharmaceuticals — 1.3%
36,680	Innoviva, Inc. (a)	736,901
5,636	Ligand Pharmaceuticals, Inc. (a)	640,701
299,999	Royalty Pharma PLC, Class A	10,808,964
		12,186,566
	Professional Services — 1.0%
18,664	Concentrix Corp.	986,486
66,167	Legalzoom.com, Inc. (a)	589,548
117,153	UL Solutions, Inc., Class A	8,535,767
		10,111,801
	Real Estate Management & Development — 1.2%
123,256	CoStar Group, Inc. (a)	9,909,782
22,320	Landbridge Co. LLC, Class A (b)	1,508,386
		11,418,168
	Semiconductors & Semiconductor Equipment — 0.9%
54,020	Allegro MicroSystems, Inc. (a)	1,846,944
74,412	Credo Technology Group Holding Ltd. (a)	6,889,807
		8,736,751
	Software — 19.3%
153,235	AppLovin Corp., Class A (a)	53,644,509
59,375	AvePoint, Inc. (a)	1,146,531
39,323	CrowdStrike Holdings, Inc., Class A (a)	20,027,597
83,839	Klaviyo, Inc., Class A (a)	2,815,314
50,306	Life360, Inc. (a) (b)	3,282,466
482,622	Palantir Technologies, Inc., Class A (a)	65,791,031
130,019	Rubrik, Inc., Class A (a)	11,648,402
243,915	SailPoint, Inc. (a)	5,575,897
474,052	Samsara, Inc., Class A (a)	18,857,789
26,481	ServiceTitan, Inc., Class A (a)	2,838,234
		185,627,770
	Specialized REITs — 1.5%
72,748	Millrose Properties, Inc.	2,074,045
385,901	VICI Properties, Inc.	12,580,373
		14,654,418
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.2%
29,893	CompoSecure, Inc., Class A (a)	$421,192
53,063	Sandisk Corp. (a)	2,406,407
62,000	Seagate Technology Holdings PLC	8,948,460
		11,776,059
	Trading Companies & Distributors — 0.4%
57,592	Core & Main, Inc., Class A (a)	3,475,677
	Total Common Stocks	961,737,054
	(Cost $607,914,090)
MONEY MARKET FUNDS — 0.0%
62,835	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	62,835
	(Cost $62,835)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.5%
$43,031,576	JPMorgan Chase & Co., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $43,036,823. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $43,892,210. (d)	43,031,576
	(Cost $43,031,576)

	Total Investments — 104.3%	1,004,831,465
	(Cost $651,008,501)
	Net Other Assets and Liabilities — (4.3)%	(41,638,728)
	Net Assets — 100.0%	$963,192,737

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $41,861,008 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $43,031,576.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 961,737,054	$ 961,737,054	$ —	$ —
Money Market Funds	62,835	62,835	—	—
Repurchase Agreements	43,031,576	—	43,031,576	—
Total Investments	$1,004,831,465	$961,799,889	$43,031,576	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$41,861,008
Non-cash Collateral(2)	(41,861,008)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$43,031,576
Non-cash Collateral(4)	(43,031,576)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 79.2%
2,167,383	ACADIA Pharmaceuticals, Inc. (a)	$46,750,451
1,170,387	Alkermes PLC (a)	33,484,772
132,904	Alnylam Pharmaceuticals, Inc. (a)	43,338,665
110,499	Amgen, Inc.	30,852,425
54,396	Argenx SE, ADR (a)	29,984,163
137,179	BeOne Medicines Ltd., ADR (a)	33,206,921
274,381	Biogen, Inc. (a)	34,459,510
556,150	BioMarin Pharmaceutical, Inc. (a)	30,571,566
327,398	BioNTech SE, ADR (a)	34,858,065
710,922	Exact Sciences Corp. (a)	37,778,395
894,942	Exelixis, Inc. (a)	39,444,569
1,679,981	Genmab A/S, ADR (a)	34,708,408
304,936	Gilead Sciences, Inc.	33,808,254
524,819	Halozyme Therapeutics, Inc. (a)	27,301,084
555,662	Incyte Corp. (a)	37,840,582
191,518	Krystal Biotech, Inc. (a)	26,326,064
1,206,124	Moderna, Inc. (a)	33,276,961
213,458	Natera, Inc. (a)	36,061,595
347,755	Neurocrine Biosciences, Inc. (a)	43,709,326
57,022	Regeneron Pharmaceuticals, Inc.	29,936,550
619,252	Sarepta Therapeutics, Inc. (a)	10,589,209
112,393	United Therapeutics Corp. (a)	32,296,129
993,724	Veracyte, Inc. (a)	26,860,360
65,261	Vertex Pharmaceuticals, Inc. (a)	29,054,197
		796,498,221
	Life Sciences Tools & Services — 17.4%
815,286	Bruker Corp.	33,589,783
422,578	Illumina, Inc. (a)	40,318,167
30,329	Mettler-Toledo International, Inc. (a)	35,628,083
257,206	Repligen Corp. (a)	31,991,282
97,167	Waters Corp. (a)	33,915,170
		175,442,485
	Pharmaceuticals — 3.4%
460,514	Corcept Therapeutics, Inc. (a)	33,801,727
	Total Common Stocks	1,005,742,433
	(Cost $1,033,609,107)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
920,733	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$920,733
	(Cost $920,733)

	Total Investments — 100.1%	1,006,663,166
	(Cost $1,034,529,840)
	Net Other Assets and Liabilities — (0.1)%	(613,424)
	Net Assets — 100.0%	$1,006,049,742

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,005,742,433	$ 1,005,742,433	$ —	$ —
Money Market Funds	920,733	920,733	—	—
Total Investments	$1,006,663,166	$1,006,663,166	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 11.3%
3,292,328	Amazon.com, Inc. (a)	$722,303,840
1,360,198	eBay, Inc.	101,280,343
		823,584,183
	Commercial Services & Supplies — 1.7%
2,593,951	Copart, Inc. (a)	127,285,176
	Communications Equipment — 11.1%
3,038,639	Arista Networks, Inc. (a)	310,883,156
419,407	Ciena Corp. (a)	34,110,371
5,467,552	Cisco Systems, Inc.	379,338,758
169,456	F5, Inc. (a)	49,874,290
976,932	Juniper Networks, Inc.	39,008,895
		813,215,470
	Diversified Consumer Services — 0.7%
115,842	Duolingo, Inc. (a)	47,497,537
	Entertainment — 12.9%
575,404	Netflix, Inc. (a)	770,540,759
1,635,760	ROBLOX Corp., Class A (a)	172,081,952
		942,622,711
	Financial Services — 2.9%
2,869,499	PayPal Holdings, Inc. (a)	213,261,166
	Health Care Technology — 1.7%
442,336	Veeva Systems, Inc., Class A (a)	127,383,921
	Hotels, Restaurants & Leisure — 13.2%
1,273,461	Airbnb, Inc., Class A (a)	168,529,829
57,785	Booking Holdings, Inc.	334,531,233
1,011,639	DoorDash, Inc., Class A (a)	249,379,130
1,464,305	DraftKings, Inc., Class A (a)	62,804,041
521,322	Flutter Entertainment PLC (a)	148,972,975
		964,217,208
	Interactive Media & Services — 19.7%
2,182,789	Alphabet, Inc., Class A	384,672,906
1,760,760	Alphabet, Inc., Class C	312,341,216
1,011,215	Meta Platforms, Inc., Class A	746,367,679
		1,443,381,801
	IT Services — 8.6%
431,386	Akamai Technologies, Inc. (a)	34,407,347
916,303	Cloudflare, Inc., Class A (a)	179,439,616
420,417	GoDaddy, Inc., Class A (a)	75,700,285
493,216	Okta, Inc. (a)	49,306,804
984,415	Snowflake, Inc., Class A (a)	220,282,545
238,268	VeriSign, Inc.	68,811,798
		627,948,395
Shares	Description	Value

	Professional Services — 0.5%
143,796	Paycom Software, Inc.	$33,274,394
	Software — 14.0%
487,562	Atlassian Corp., Class A (a)	99,018,967
427,271	Box, Inc., Class A (a)	14,599,850
844,829	Confluent, Inc., Class A (a)	21,061,587
942,692	Datadog, Inc., Class A (a)	126,631,816
597,494	Docusign, Inc. (a)	46,538,808
578,966	Dropbox, Inc., Class A (a)	16,558,428
155,605	HubSpot, Inc. (a)	86,614,411
1,038,423	MARA Holdings, Inc. (a) (b)	16,282,473
731,720	Nutanix, Inc., Class A (a)	55,932,677
1,187,867	Salesforce, Inc.	323,919,452
639,193	Workday, Inc., Class A (a)	153,406,320
774,830	Zoom Communications, Inc. (a)	60,421,243
		1,020,986,032
	Specialty Retail — 1.7%
366,519	Carvana Co. (a)	123,502,242
	Total Common Stocks	7,308,160,236
	(Cost $6,525,728,351)
MONEY MARKET FUNDS — 0.1%
5,965,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	5,965,390
	(Cost $5,965,390)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,837,383	Bank of America Corp., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $2,837,729. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $2,894,131. (d)	2,837,383
	(Cost $2,837,383)

	Total Investments — 100.1%	7,316,963,009
	(Cost $6,534,531,124)
	Net Other Assets and Liabilities — (0.1)%	(6,088,807)
	Net Assets — 100.0%	$7,310,874,202

See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,850,295 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,837,383.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,308,160,236	$ 7,308,160,236	$ —	$ —
Money Market Funds	5,965,390	5,965,390	—	—
Repurchase Agreements	2,837,383	—	2,837,383	—
Total Investments	$7,316,963,009	$7,314,125,626	$2,837,383	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,850,295
Non-cash Collateral(2)	(2,837,383)
Net Amount	$12,912

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2025, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29
to June 30, the value of the related securities loaned was
above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,837,383
Non-cash Collateral(4)	(2,837,383)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.8%
579,197	General Dynamics Corp.	$168,928,597
295,907	Northrop Grumman Corp.	147,947,582
		316,876,179
	Air Freight & Logistics — 2.0%
1,498,637	Expeditors International of Washington, Inc.	171,219,277
	Beverages — 5.6%
2,190,475	Coca-Cola (The) Co.	154,976,106
2,737,625	Monster Beverage Corp. (a)	171,484,830
1,119,467	PepsiCo, Inc.	147,814,423
		474,275,359
	Biotechnology — 2.0%
924,358	AbbVie, Inc.	171,579,331
	Capital Markets — 6.7%
182,585	Blackrock, Inc.	191,577,311
376,370	Moody’s Corp.	188,783,428
1,856,981	T. Rowe Price Group, Inc.	179,198,667
		559,559,406
	Chemicals — 8.3%
608,234	Air Products and Chemicals, Inc.	171,558,482
669,814	Ecolab, Inc.	180,474,684
353,677	Linde PLC	165,938,175
1,598,248	PPG Industries, Inc.	181,800,710
		699,772,051
	Commercial Services & Supplies — 3.7%
2,679,368	Copart, Inc. (a)	131,476,588
1,785,846	Veralto Corp.	180,281,154
		311,757,742
	Communications Equipment — 4.3%
2,867,730	Cisco Systems, Inc.	198,963,107
379,867	Motorola Solutions, Inc.	159,718,879
		358,681,986
	Consumer Staples Distribution & Retail — 1.9%
160,789	Costco Wholesale Corp.	159,171,463
	Electronic Equipment, Instruments & Components — 2.5%
1,237,269	TE Connectivity PLC	208,690,162
	Financial Services — 4.1%
309,096	Mastercard, Inc., Class A	173,693,406
485,134	Visa, Inc., Class A	172,246,827
		345,940,233
Shares	Description	Value

	Food Products — 1.9%
2,375,292	Mondelez International, Inc., Class A	$160,189,693
	Ground Transportation — 2.0%
725,981	Union Pacific Corp.	167,033,709
	Health Care Equipment & Supplies — 4.1%
1,220,832	Abbott Laboratories	166,045,360
461,484	Stryker Corp.	182,576,915
		348,622,275
	Health Care Providers & Services — 2.0%
557,664	Cencora, Inc.	167,215,550
	Household Durables — 2.0%
22,240	NVR, Inc. (a)	164,257,078
	Household Products — 5.3%
1,674,393	Colgate-Palmolive Co.	152,202,324
1,119,702	Kimberly-Clark Corp.	144,351,982
937,142	Procter & Gamble (The) Co.	149,305,463
		445,859,769
	Industrial Conglomerates — 2.3%
813,350	Honeywell International, Inc.	189,412,948
	Insurance — 9.4%
1,488,316	Aflac, Inc.	156,957,805
435,221	Aon PLC, Class A	155,269,444
2,587,036	Fidelity National Financial, Inc.	145,029,238
726,608	Marsh & McLennan Cos., Inc.	158,865,573
2,340,059	W.R. Berkley Corp.	171,924,135
		788,046,195
	IT Services — 4.0%
2,302,775	Cognizant Technology Solutions Corp., Class A	179,685,533
398,120	Gartner, Inc. (a)	160,928,067
		340,613,600
	Machinery — 4.1%
992,704	Dover Corp.	181,893,154
523,523	Snap-on, Inc.	162,909,887
		344,803,041
	Oil, Gas & Consumable Fuels — 2.1%
1,447,100	EOG Resources, Inc.	173,087,631
	Pharmaceuticals — 1.8%
1,015,462	Johnson & Johnson	155,111,821
	Professional Services — 3.9%
545,228	Automatic Data Processing, Inc.	168,148,315
1,103,552	Paychex, Inc.	160,522,674
		328,670,989
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 2.6%
434,784	Microsoft Corp.	$216,265,909
	Specialty Retail — 5.5%
450,360	Home Depot (The), Inc.	165,119,991
1,145,202	Ross Stores, Inc.	146,104,871
1,252,974	TJX (The) Cos., Inc.	154,729,759
		465,954,621
	Trading Companies & Distributors — 2.0%
159,476	W.W. Grainger, Inc.	165,893,314
	Total Common Stocks	8,398,561,332
	(Cost $7,469,834,326)
MONEY MARKET FUNDS — 0.1%
3,515,295	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	3,515,295
	(Cost $3,515,295)

	Total Investments — 100.0%	8,402,076,627
	(Cost $7,473,349,621)
	Net Other Assets and Liabilities — 0.0%	1,950,898
	Net Assets — 100.0%	$8,404,027,525

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,398,561,332	$ 8,398,561,332	$ —	$ —
Money Market Funds	3,515,295	3,515,295	—	—
Total Investments	$8,402,076,627	$8,402,076,627	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.1%
133,633	General Dynamics Corp.	$38,975,401
150,240	L3Harris Technologies, Inc.	37,686,201
79,849	Lockheed Martin Corp.	36,981,266
75,501	Northrop Grumman Corp.	37,748,990
258,736	RTX Corp.	37,780,631
		189,172,489
	Air Freight & Logistics — 1.7%
401,555	C.H. Robinson Worldwide, Inc.	38,529,202
329,802	Expeditors International of Washington, Inc.	37,679,878
1,128,175	Hub Group, Inc., Class A	37,714,890
375,758	United Parcel Service, Inc., Class B	37,929,013
		151,852,983
	Automobile Components — 0.4%
1,751,445	Gentex Corp.	38,514,275
	Automobiles — 0.8%
1,314,497	Honda Motor Co., Ltd., ADR	37,896,949
220,775	Toyota Motor Corp., ADR	38,030,701
		75,927,650
	Banks — 3.5%
358,207	Bank of Montreal	39,628,440
696,694	Bank of Nova Scotia (The)	38,506,277
541,576	Canadian Imperial Bank of Commerce	38,359,828
614,832	Commerce Bancshares, Inc.	38,224,105
640,182	HSBC Holdings PLC, ADR	38,916,664
135,572	JPMorgan Chase & Co.	39,303,679
296,610	Royal Bank of Canada	39,019,046
530,011	Toronto-Dominion Bank (The)	38,929,308
		310,887,347
	Beverages — 2.5%
1,424,705	Brown-Forman Corp., Class B	38,338,811
540,955	Coca-Cola (The) Co.	38,272,566
405,699	Coca-Cola Europacific Partners PLC	37,616,411
376,132	Diageo PLC, ADR	37,929,151
1,134,281	Keurig Dr Pepper, Inc.	37,499,330
292,244	PepsiCo, Inc.	38,587,898
		228,244,167
	Biotechnology — 0.9%
205,301	AbbVie, Inc.	38,107,972
138,474	Amgen, Inc.	38,663,325
		76,771,297
Shares	Description	Value

	Building Products — 0.9%
588,182	A.O. Smith Corp.	$38,567,094
365,032	Johnson Controls International PLC	38,554,680
		77,121,774
	Capital Markets — 3.9%
420,911	Bank of New York Mellon (The) Corp.	38,349,201
38,252	Blackrock, Inc.	40,135,911
138,366	CME Group, Inc.	38,136,437
58,320	Goldman Sachs Group (The), Inc.	41,275,980
212,962	Houlihan Lokey, Inc.	38,322,512
281,540	Morgan Stanley	39,657,724
434,986	Nasdaq, Inc.	38,896,448
445,251	SEI Investments Co.	40,010,255
401,384	T. Rowe Price Group, Inc.	38,733,556
		353,518,024
	Chemicals — 3.4%
138,104	Air Products and Chemicals, Inc.	38,953,614
451,056	Innospec, Inc.	37,929,299
82,061	Linde PLC	38,501,380
55,810	NewMarket Corp.	38,556,897
335,850	PPG Industries, Inc.	38,202,937
346,206	RPM International, Inc.	38,027,267
384,098	Sensient Technologies Corp.	37,841,335
688,557	Stepan Co.	37,581,441
		305,594,170
	Commercial Services & Supplies — 1.3%
563,752	Brady Corp., Class A	38,318,224
226,717	MSA Safety, Inc.	37,981,899
160,737	Waste Management, Inc.	36,779,840
		113,079,963
	Communications Equipment — 0.9%
559,897	Cisco Systems, Inc.	38,845,654
1,039,289	Juniper Networks, Inc.	41,498,810
		80,344,464
	Consumer Staples Distribution & Retail — 0.4%
509,816	Kroger (The) Co.	36,569,102
	Containers & Packaging — 1.7%
4,159,444	Amcor PLC	38,225,290
210,318	Avery Dennison Corp.	36,904,500
199,925	Packaging Corp. of America	37,675,866
863,101	Sonoco Products Co.	37,596,680
		150,402,336
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.8%
311,041	Genuine Parts Co.	$37,732,384
1,009,798	LKQ Corp.	37,372,624
		75,105,008
	Diversified REITs — 0.4%
584,630	WP Carey, Inc.	36,469,219
	Diversified Telecommunication Services — 1.3%
1,337,810	AT&T, Inc.	38,716,221
2,330,213	TELUS Corp.	37,423,221
890,608	Verizon Communications, Inc.	38,536,608
		114,676,050
	Electric Utilities — 8.4%
591,321	ALLETE, Inc.	37,885,937
615,032	Alliant Energy Corp.	37,190,985
365,173	American Electric Power Co., Inc.	37,890,351
322,530	Duke Energy Corp.	38,058,540
841,724	Emera, Inc.	38,567,794
456,679	Entergy Corp.	37,959,159
550,988	Evergy, Inc.	37,979,603
595,331	Eversource Energy	37,874,958
792,895	Fortis, Inc.	37,844,878
326,097	IDACORP, Inc.	37,647,899
421,616	MGE Energy, Inc.	37,287,719
533,382	NextEra Energy, Inc.	37,027,378
843,043	OGE Energy Corp.	37,414,248
483,111	Otter Tail Corp.	37,243,027
420,817	Pinnacle West Capital Corp.	37,650,497
918,805	Portland General Electric Co.	37,331,047
1,099,887	PPL Corp.	37,275,170
416,080	Southern (The) Co.	38,208,626
666,542	TXNM Energy, Inc.	37,539,646
555,532	Xcel Energy, Inc.	37,831,729
		753,709,191
	Electrical Equipment — 0.9%
291,525	Emerson Electric Co.	38,869,028
95,584	Hubbell, Inc.	39,037,462
		77,906,490
	Electronic Equipment, Instruments & Components — 0.4%
227,513	TE Connectivity PLC	38,374,618
	Financial Services — 0.4%
208,407	Jack Henry & Associates, Inc.	37,548,689
	Food Products — 6.2%
371,501	Cal-Maine Foods, Inc.	37,012,645
1,178,573	Campbell’s (The) Co.	36,123,262
1,745,775	Conagra Brands, Inc.	35,736,014
2,330,213	Flowers Foods, Inc.	37,236,804
Shares	Description	Value

	Food Products (Continued)
705,557	General Mills, Inc.	$36,554,908
217,909	Hershey (The) Co.	36,161,999
1,222,891	Hormel Foods Corp.	36,992,453
270,962	Ingredion, Inc.	36,747,866
327,339	J & J Snack Foods Corp.	37,123,516
387,610	J.M. Smucker (The) Co.	38,063,302
479,914	Kellanova	38,167,560
1,455,485	Kraft Heinz (The) Co.	37,580,623
219,478	Lancaster Colony Corp.	37,919,214
503,753	McCormick & Co., Inc.	38,194,552
550,788	Mondelez International, Inc., Class A	37,145,143
		556,759,861
	Gas Utilities — 3.3%
241,261	Atmos Energy Corp.	37,180,733
303,337	Chesapeake Utilities Corp.	36,467,174
438,626	National Fuel Gas Co.	37,156,008
833,174	New Jersey Resources Corp.	37,342,859
928,533	Northwest Natural Holding Co.	36,881,331
512,234	ONE Gas, Inc.	36,809,135
502,209	Southwest Gas Holdings, Inc.	37,359,327
506,528	Spire, Inc.	36,971,479
		296,168,046
	Ground Transportation — 3.0%
368,849	Canadian National Railway Co.	38,375,050
1,163,670	CSX Corp.	37,970,552
264,391	J.B. Hunt Transport Services, Inc.	37,966,547
147,036	Norfolk Southern Corp.	37,636,805
1,562,159	Schneider National, Inc., Class B	37,726,140
167,021	Union Pacific Corp.	38,428,192
1,364,910	Werner Enterprises, Inc.	37,343,938
		265,447,224
	Health Care Equipment & Supplies — 1.7%
283,102	Abbott Laboratories	38,504,703
1,257,957	Baxter International, Inc.	38,090,938
222,286	Becton Dickinson & Co.	38,288,763
438,880	Medtronic PLC	38,257,170
		153,141,574
	Health Care Providers & Services — 0.9%
101,301	Elevance Health, Inc.	39,402,037
209,918	Quest Diagnostics, Inc.	37,707,570
		77,109,607
	Health Care REITs — 0.4%
2,157,014	Healthpeak Properties, Inc.	37,769,315
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.4%
130,309	McDonald’s Corp.	$38,072,380
	Household Durables — 0.4%
187,005	Garmin Ltd.	39,031,684
	Household Products — 2.1%
308,469	Clorox (The) Co.	37,037,873
425,466	Colgate-Palmolive Co.	38,674,859
289,912	Kimberly-Clark Corp.	37,375,455
234,284	Procter & Gamble (The) Co.	37,326,127
1,753,073	Reynolds Consumer Products, Inc.	37,550,824
		187,965,138
	Industrial Conglomerates — 0.9%
255,598	3M Co.	38,912,240
167,863	Honeywell International, Inc.	39,091,935
		78,004,175
	Insurance — 5.9%
190,220	Allstate (The) Corp.	38,293,188
188,934	Assurant, Inc.	37,312,576
363,553	Axis Capital Holdings Ltd.	37,744,072
130,908	Chubb Ltd.	37,926,666
823,538	CNA Financial Corp.	38,319,223
221,047	Hanover Insurance Group (The), Inc.	37,549,254
1,204,926	Manulife Financial Corp.	38,509,435
172,178	Marsh & McLennan Cos., Inc.	37,644,998
473,768	MetLife, Inc.	38,100,422
987,336	Old Republic International Corp.	37,953,196
141,424	Primerica, Inc.	38,703,506
357,255	Prudential Financial, Inc.	38,383,477
582,015	Sun Life Financial, Inc.	38,674,897
140,970	Travelers (The) Cos., Inc.	37,715,114
		532,830,024
	IT Services — 2.5%
127,882	Accenture PLC, Class A	38,222,651
410,381	Amdocs Ltd.	37,443,163
491,737	Cognizant Technology Solutions Corp., Class A	38,370,238
2,084,321	Infosys Ltd., ADR	38,622,468
130,458	International Business Machines Corp.	38,456,409
12,492,106	Wipro Ltd., ADR	37,726,160
		228,841,089
	Machinery — 5.6%
103,008	Caterpillar, Inc.	39,988,736
119,255	Cummins, Inc.	39,056,013
73,387	Deere & Co.	37,316,556
545,808	Donaldson Co., Inc.	37,851,785
Shares	Description	Value

	Machinery (Continued)
432,542	Franklin Electric Co., Inc.	$38,816,319
442,069	Graco, Inc.	38,004,672
218,425	IDEX Corp.	38,348,877
154,489	Illinois Tool Works, Inc.	38,197,405
182,494	Lincoln Electric Holdings, Inc.	37,834,656
177,100	Nordson Corp.	37,964,927
393,062	Otis Worldwide Corp.	38,920,999
411,188	PACCAR, Inc.	39,087,531
122,358	Snap-on, Inc.	38,075,362
		499,463,838
	Media — 0.4%
1,090,664	Comcast Corp., Class A	38,925,798
	Metals & Mining — 0.4%
660,817	Rio Tinto PLC, ADR	38,545,456
	Multi-Utilities — 5.0%
392,943	Ameren Corp.	37,738,246
661,864	Black Hills Corp.	37,130,570
1,040,150	CenterPoint Energy, Inc.	38,215,111
539,945	CMS Energy Corp.	37,407,390
372,972	Consolidated Edison, Inc.	37,427,740
675,133	Dominion Energy, Inc.	38,158,517
281,453	DTE Energy Co.	37,281,264
931,282	NiSource, Inc.	37,567,916
729,290	Northwestern Energy Group, Inc.	37,412,577
452,679	Public Service Enterprise Group, Inc.	38,106,518
497,775	Sempra	37,716,412
357,593	WEC Energy Group, Inc.	37,261,191
		451,423,452
	Oil, Gas & Consumable Fuels — 2.9%
256,884	Chevron Corp.	36,783,220
839,669	Enbridge, Inc.	38,053,799
337,622	Exxon Mobil Corp.	36,395,652
1,023,775	Pembina Pipeline Corp.	38,401,800
532,554	Shell PLC, ADR	37,497,127
798,605	TC Energy Corp.	38,963,938
615,635	TotalEnergies SE, ADR	37,793,833
		263,889,369
	Personal Care Products — 0.4%
605,069	Unilever PLC, ADR	37,012,071
	Pharmaceuticals — 4.2%
534,065	AstraZeneca PLC, ADR	37,320,462
804,058	Bristol-Myers Squibb Co.	37,219,845
986,043	GSK PLC, ADR	37,864,051
249,314	Johnson & Johnson	38,082,714
470,637	Merck & Co., Inc.	37,255,625
321,019	Novartis AG, ADR	38,846,509
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
1,569,965	Pfizer, Inc.	$38,055,952
783,026	Sanofi S.A., ADR	37,827,986
2,562,916	Takeda Pharmaceutical Co., Ltd., ADR	39,622,681
239,776	Zoetis, Inc.	37,393,067
		379,488,892
	Professional Services — 3.0%
121,606	Automatic Data Processing, Inc.	37,503,290
156,955	Broadridge Financial Solutions, Inc.	38,144,774
909,060	Genpact Ltd.	40,007,731
550,189	Maximus, Inc.	38,623,268
249,430	Paychex, Inc.	36,282,088
934,740	Robert Half, Inc.	38,371,077
192,588	Thomson Reuters Corp.	38,735,224
		267,667,452
	Residential REITs — 2.9%
1,025,170	American Homes 4 Rent, Class A	36,977,882
181,666	AvalonBay Communities, Inc.	36,969,031
324,495	Camden Property Trust	36,567,342
589,196	Equity LifeStyle Properties, Inc.	36,335,717
546,280	Equity Residential	36,868,437
1,108,942	Invitation Homes, Inc.	36,373,298
251,239	Mid-America Apartment Communities, Inc.	37,185,884
		257,277,591
	Retail REITs — 0.4%
646,328	Realty Income Corp.	37,234,956
	Software — 0.4%
516,938	Dolby Laboratories, Inc., Class A	38,387,816
	Specialized REITs — 1.2%
879,606	CubeSmart	37,383,255
42,385	Equinix, Inc.	33,715,996
127,988	Public Storage	37,554,239
		108,653,490
	Specialty Retail — 1.7%
105,689	Home Depot (The), Inc.	38,749,815
172,603	Lowe’s Cos., Inc.	38,295,428
302,393	TJX (The) Cos., Inc.	37,342,511
703,061	Tractor Supply Co.	37,100,529
		151,488,283
	Tobacco — 1.6%
623,677	Altria Group, Inc.	36,566,183
773,709	British American Tobacco PLC, ADR	36,619,647
Shares	Description	Value

	Tobacco (Continued)
203,979	Philip Morris International, Inc.	$37,150,695
633,735	Universal Corp.	36,908,726
		147,245,251
	Trading Companies & Distributors — 1.3%
913,462	Fastenal Co.	38,365,404
461,313	MSC Industrial Direct Co., Inc., Class A	39,220,831
87,858	Watsco, Inc.	38,799,850
		116,386,085
	Water Utilities — 2.4%
471,106	American States Water Co.	36,114,986
262,005	American Water Works Co., Inc.	36,447,516
794,570	California Water Service Group	36,137,044
992,534	Essential Utilities, Inc.	36,862,713
699,284	H2O America	36,341,789
656,219	Middlesex Water Co.	35,553,945
		217,457,993
	Wireless Telecommunication Services — 1.3%
2,219,184	America Movil S.A.B. de C.V., ADR	39,812,161
1,339,709	Rogers Communications, Inc., Class B	39,735,769
166,211	T-Mobile US, Inc.	39,601,433
		119,149,363
	Total Common Stocks	8,982,626,579
	(Cost $8,252,576,828)
MONEY MARKET FUNDS — 0.1%
11,300,467	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	11,300,467
	(Cost $11,300,467)

	Total Investments — 99.9%	8,993,927,046
	(Cost $8,263,877,295)
	Net Other Assets and Liabilities — 0.1%	11,871,827
	Net Assets — 100.0%	$9,005,798,873

(a)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,982,626,579	$ 8,982,626,579	$ —	$ —
Money Market Funds	11,300,467	11,300,467	—	—
Total Investments	$8,993,927,046	$8,993,927,046	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 1.8%
326,940	Monster Beverage Corp. (a)	$20,479,522
	Biotechnology — 1.7%
67,283	United Therapeutics Corp. (a)	19,333,770
	Building Products — 2.2%
57,234	Trane Technologies PLC	25,034,724
	Capital Markets — 5.8%
40,729	Ameriprise Financial, Inc.	21,738,289
245,553	Charles Schwab (The) Corp.	22,404,256
141,655	Raymond James Financial, Inc.	21,725,627
		65,868,172
	Commercial Services & Supplies — 1.4%
318,298	Copart, Inc. (a)	15,618,883
	Communications Equipment — 4.0%
266,658	Arista Networks, Inc. (a)	27,281,780
44,980	Motorola Solutions, Inc.	18,912,291
		46,194,071
	Construction & Engineering — 2.3%
50,122	EMCOR Group, Inc.	26,809,757
	Consumer Finance — 2.1%
75,206	American Express Co.	23,989,210
	Electrical Equipment — 5.2%
70,703	Eaton Corp. PLC	25,240,264
262,972	Vertiv Holdings Co., Class A	33,768,235
		59,008,499
	Electronic Equipment, Instruments & Components — 2.5%
293,403	Amphenol Corp., Class A	28,973,546
	Energy Equipment & Services — 3.2%
486,618	Baker Hughes Co.	18,656,934
542,071	Schlumberger N.V.	18,322,000
		36,978,934
	Financial Services — 7.2%
150,350	Apollo Global Management, Inc.	21,330,155
61,809	Corpay, Inc. (a)	20,509,462
36,721	Mastercard, Inc., Class A	20,634,999
57,407	Visa, Inc., Class A	20,382,355
		82,856,971
	Health Care Equipment & Supplies — 4.0%
279,023	Dexcom, Inc. (a)	24,355,918
54,621	Stryker Corp.	21,609,706
		45,965,624
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.9%
168,293	Airbnb, Inc., Class A (a)	$22,271,895
395,218	Chipotle Mexican Grill, Inc. (a)	22,191,491
		44,463,386
	Household Durables — 5.5%
157,481	D.R. Horton, Inc.	20,302,450
99,782	Garmin Ltd.	20,826,499
201,006	PulteGroup, Inc.	21,198,093
		62,327,042
	Insurance — 3.4%
51,620	Aon PLC, Class A	18,415,951
276,174	W.R. Berkley Corp.	20,290,504
		38,706,455
	Interactive Media & Services — 4.8%
38,051	Meta Platforms, Inc., Class A	28,085,062
751,895	Pinterest, Inc., Class A (a)	26,962,955
		55,048,017
	Machinery — 4.0%
64,494	Caterpillar, Inc.	25,037,216
216,312	PACCAR, Inc.	20,562,618
		45,599,834
	Media — 2.4%
383,258	Trade Desk (The), Inc., Class A (a)	27,590,743
	Pharmaceuticals — 1.7%
242,764	Merck & Co., Inc.	19,217,198
	Professional Services — 1.8%
64,838	Automatic Data Processing, Inc.	19,996,039
	Semiconductors & Semiconductor Equipment — 7.6%
111,170	Broadcom, Inc.	30,644,011
29,878	KLA Corp.	26,762,920
188,552	NVIDIA Corp.	29,789,330
		87,196,261
	Software — 16.5%
54,623	Adobe, Inc. (a)	21,132,546
73,080	Cadence Design Systems, Inc. (a)	22,519,602
440,640	Dynatrace, Inc. (a)	24,327,734
197,759	Fortinet, Inc. (a)	20,907,082
32,351	Intuit, Inc.	25,480,618
51,440	Microsoft Corp.	25,586,771
112,808	Palo Alto Networks, Inc. (a)	23,085,029
24,440	ServiceNow, Inc. (a)	25,126,275
		188,165,657
	Specialty Retail — 1.6%
150,252	TJX (The) Cos., Inc.	18,554,620
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.6%
182,035	Deckers Outdoor Corp. (a)	$18,762,347
	Trading Companies & Distributors — 1.7%
18,990	W.W. Grainger, Inc.	19,754,158
	Total Common Stocks	1,142,493,440
	(Cost $1,029,367,533)
MONEY MARKET FUNDS — 0.1%
937,081	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	937,081
	(Cost $937,081)

	Total Investments — 100.0%	1,143,430,521
	(Cost $1,030,304,614)
	Net Other Assets and Liabilities — 0.0%	93,381
	Net Assets — 100.0%	$1,143,523,902

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,142,493,440	$ 1,142,493,440	$ —	$ —
Money Market Funds	937,081	937,081	—	—
Total Investments	$1,143,430,521	$1,143,430,521	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 86.7%
12,420	AAR Corp. (a)	$854,372
9,710	AeroVironment, Inc. (a)	2,766,865
12,201	Astronics Corp. (a)	408,489
65,871	Boeing (The) Co. (a)	13,801,951
12,970	Curtiss-Wright Corp.	6,336,494
5,111	Ducommun, Inc. (a)	422,322
18,843	General Dynamics Corp.	5,495,749
56,437	General Electric Co.	14,526,319
20,538	HEICO Corp.	6,736,464
27,663	Hexcel Corp.	1,562,683
41,247	Howmet Aerospace, Inc.	7,677,304
13,500	Huntington Ingalls Industries, Inc.	3,259,710
61,354	Intuitive Machines, Inc. (a)	666,918
52,741	Kratos Defense & Security Solutions, Inc. (a)	2,449,819
23,990	L3Harris Technologies, Inc.	6,017,652
91,559	Leonardo DRS, Inc.	4,255,662
32,189	Loar Holdings, Inc. (a)	2,773,726
22,093	Lockheed Martin Corp.	10,232,152
20,537	Mercury Systems, Inc. (a)	1,106,123
10,883	Moog, Inc., Class A	1,969,497
2,460	National Presto Industries, Inc.	240,982
19,851	Northrop Grumman Corp.	9,925,103
156,059	Rocket Lab Corp. (a)	5,582,230
80,616	RTX Corp.	11,771,548
40,348	Spirit AeroSystems Holdings, Inc., Class A (a)	1,539,276
62,495	Textron, Inc.	5,017,724
3,946	TransDigm Group, Inc.	6,000,445
26,639	Triumph Group, Inc. (a)	685,954
20,422	Woodward, Inc.	5,005,228
		139,088,761
	Diversified Telecommunication Services — 3.2%
108,898	AST SpaceMobile, Inc. (a)	5,088,804
	Professional Services — 10.0%
7,716	CACI International, Inc., Class A (a)	3,678,217
44,639	KBR, Inc.	2,139,994
36,670	Leidos Holdings, Inc.	5,785,059
36,739	Parsons Corp. (a)	2,636,758
16,426	Science Applications International Corp.	1,849,732
		16,089,760
	Total Common Stocks	160,267,325
	(Cost $123,702,371)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
139,421	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$139,421
	(Cost $139,421)

	Total Investments — 100.0%	160,406,746
	(Cost $123,841,792)
	Net Other Assets and Liabilities — (0.0)%	(60,908)
	Net Assets — 100.0%	$160,345,838

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 160,267,325	$ 160,267,325	$ —	$ —
Money Market Funds	139,421	139,421	—	—
Total Investments	$160,406,746	$160,406,746	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 12.6%
187	Advanced Drainage Systems, Inc.	$21,479
59	Carlisle Cos., Inc.	22,030
274	Johnson Controls International PLC	28,940
127	Owens Corning	17,465
58	Trane Technologies PLC	25,370
192	UFP Industries, Inc.	19,077
		134,361
	Chemicals — 6.8%
253	CF Industries Holdings, Inc.	23,276
236	Eastman Chemical Co.	17,620
878	Mosaic (The) Co.	32,029
		72,925
	Construction & Engineering — 2.4%
68	Quanta Services, Inc.	25,710
	Containers & Packaging — 1.8%
401	International Paper Co.	18,779
	Electrical Equipment — 4.2%
120	AMETEK, Inc.	21,715
174	Emerson Electric Co.	23,200
		44,915
	Electronic Equipment, Instruments & Components — 4.9%
134	Keysight Technologies, Inc. (a)	21,958
96	Ralliant Corp. (a)	4,655
151	TE Connectivity PLC	25,469
		52,082
	Energy Equipment & Services — 8.6%
793	ChampionX Corp.	19,698
793	Halliburton Co.	16,161
688	Noble Corp. PLC	18,266
1,479	NOV, Inc.	18,384
563	Schlumberger N.V.	19,030
		91,539
	Hotel & Resort REITs — 3.7%
1,233	Host Hotels & Resorts, Inc.	18,939
207	Ryman Hospitality Properties, Inc.	20,425
		39,364
	Machinery — 11.7%
60	Caterpillar, Inc.	23,293
288	Fortive Corp.	15,013
239	Ingersoll Rand, Inc.	19,880
208	PACCAR, Inc.	19,772
Shares	Description	Value

	Machinery (Continued)
34	Parker-Hannifin Corp.	$23,748
114	Westinghouse Air Brake Technologies Corp.	23,866
		125,572
	Metals & Mining — 9.6%
566	Freeport-McMoRan, Inc.	24,536
185	Nucor Corp.	23,965
80	Reliance, Inc.	25,112
164	Royal Gold, Inc.	29,166
		102,779
	Oil, Gas & Consumable Fuels — 18.0%
416	California Resources Corp.	18,999
184	Chord Energy Corp.	17,820
588	CNX Resources Corp. (a)	19,804
218	ConocoPhillips	19,563
923	Magnolia Oil & Gas Corp., Class A	20,749
384	Matador Resources Co.	18,325
713	Murphy Oil Corp.	16,043
1,502	Permian Resources Corp.	20,457
599	Range Resources Corp.	24,361
440	Viper Energy, Inc.	16,777
		192,898
	Real Estate Management & Development — 2.0%
85	Jones Lang LaSalle, Inc. (a)	21,741
	Residential REITs — 1.9%
576	American Homes 4 Rent, Class A	20,776
	Retail REITs — 3.8%
775	Brixmor Property Group, Inc.	20,181
125	Simon Property Group, Inc.	20,095
		40,276
	Specialized REITs — 6.0%
504	CubeSmart	21,420
144	Extra Space Storage, Inc.	21,231
177	Lamar Advertising Co., Class A	21,481
		64,132
	Trading Companies & Distributors — 1.9%
20	W.W. Grainger, Inc.	20,805
	Total Common Stocks	1,068,654
	(Cost $1,132,210)
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
789	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$789
	(Cost $789)

	Total Investments — 100.0%	1,069,443
	(Cost $1,132,999)
	Net Other Assets and Liabilities — 0.0%	525
	Net Assets — 100.0%	$1,069,968

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,068,654	$ 1,068,654	$ —	$ —
Money Market Funds	789	789	—	—
Total Investments	$1,069,443	$1,069,443	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$210,756,698	$5,405,749,771	$1,004,831,465	$1,006,663,166
Receivables:
Dividends	61,371	9,722,314	445,460	2,314
Securities lending income	3,115	—	1,548,852	—
Investment securities sold	—	—	—	—
Interest	—	—	—	—
Capital shares sold	—	6,281,334	7,242,049	—
Reclaims	—	—	7,964	67,464
Prepaid expenses	3,877	18,658	4,907	5,739
Total Assets	210,825,061	5,421,772,077	1,014,080,697	1,006,738,683

LIABILITIES:
Payables:
Collateral for securities on loan	20,434,809	—	43,031,576	—
Investment advisory fees	68,137	1,350,864	302,993	335,140
Licensing fees	50,533	1,203,763	194,137	203,469
Audit and tax fees	14,543	14,470	14,533	14,584
Shareholder reporting fees	7,254	4,437	10,482	4,965
Trustees’ fees	1,993	3,139	2,159	2,287
Investment securities purchased	—	6,270,542	7,230,760	—
Capital shares redeemed	—	—	—	—
Other liabilities	28,241	508,670	101,320	128,496
Total Liabilities	20,605,510	9,355,885	50,887,960	688,941
NET ASSETS	$190,219,551	$5,412,416,192	$963,192,737	$1,006,049,742

NET ASSETS consist of:
Paid-in capital	$231,785,179	$5,512,836,614	$1,231,802,713	$1,623,100,113
Par value	26,550	1,292,500	66,500	62,500
Accumulated distributable earnings (loss)	(41,592,178)	(101,712,922)	(268,676,476)	(617,112,871)
NET ASSETS	$190,219,551	$5,412,416,192	$963,192,737	$1,006,049,742
NET ASSET VALUE, per share	$71.65	$41.88	$144.84	$160.97
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,655,000	129,250,002	6,650,002	6,250,002
Investments, at cost	$183,309,803	$5,250,616,145	$651,008,501	$1,034,529,840
Securities on loan, at value	$21,127,796	$—	$41,861,008	$—
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$7,316,963,009	$8,402,076,627	$8,993,927,046	$1,143,430,521	$160,406,746	$1,069,443

574,524	5,960,235	16,811,232	630,955	11,581	1,051
1,278	—	—	—	—	—
13,456,785	—	—	—	—	—
—	4,034	—	—	—	—
—	—	—	—	—	—
—	—	1,700,668	—	—	—
17,313	22,628	32,728	—	—	—
7,331,012,909	8,408,063,524	9,012,471,674	1,144,061,476	160,418,327	1,070,494

2,837,383	—	—	—	—	—
2,273,470	3,330,825	3,589,795	537,574	72,489	526
1,007,400	—	2,241,031	—	—	—
14,470	14,543	15,021	—	—	—
9,685	13,969	102,984	—	—	—
3,685	4,704	5,036	—	—	—
—	—	—	—	—	—
13,463,856	—	—	—	—	—
528,758	671,958	718,934	—	—	—
20,138,707	4,035,999	6,672,801	537,574	72,489	526
$7,310,874,202	$8,404,027,525	$9,005,798,873	$1,143,523,902	$160,345,838	$1,069,968

$7,519,803,538	$8,444,920,620	$8,859,108,028	$1,060,574,601	$122,236,765	$1,198,482
271,500	924,500	2,015,409	334,500	43,000	500
(209,200,836)	(41,817,595)	144,675,436	82,614,801	38,066,073	(129,014)
$7,310,874,202	$8,404,027,525	$9,005,798,873	$1,143,523,902	$160,345,838	$1,069,968
$269.28	$90.90	$44.68	$34.19	$37.29	$21.40
27,150,002	92,450,002	201,540,884	33,450,002	4,300,002	50,002
$6,534,531,124	$7,473,349,621	$8,263,877,295	$1,030,304,614	$123,841,792	$1,132,999
$2,850,295	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
INVESTMENT INCOME:
Dividends	$1,883,290	$119,518,090	$2,817,949	$1,380,503
Securities lending income (net of fees)	10,850	—	1,728,535	15
Foreign withholding tax	(47)	—	—	(1,830)
Total investment income	1,894,093	119,518,090	4,546,484	1,378,688

EXPENSES:
Investment advisory fees	427,188	7,478,506	1,636,163	2,156,502
Licensing fees	50,969	2,280,597	409,041	434,464
Accounting and administration fees	42,202	850,916	186,901	241,943
Shareholder reporting fees	16,021	90,006	27,082	40,961
Audit and tax fees	14,545	14,509	14,540	14,551
Custodian fees	4,803	65,784	4,000	9,235
Transfer agent fees	4,272	75,585	20,452	25,855
Listing fees	4,259	10,599	4,259	4,259
Trustees’ fees and expenses	3,783	6,037	4,112	4,286
Legal fees	1,610	39,535	6,948	10,193
Other expenses	1,758	28,905	5,625	8,681
Total expenses	571,410	10,940,979	2,319,123	2,950,930
Less fees waived by the investment advisor	(58,785)	—	—	—
Net expenses	512,625	10,940,979	2,319,123	2,950,930
NET INVESTMENT INCOME (LOSS)	1,381,468	108,577,111	2,227,361	(1,572,242)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(421,934)	(135,536,064)	23,481,440	75,680,187
In-kind redemptions	740,137	469,516,198	17,995,257	23,197,721
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	318,203	333,980,134	41,476,697	98,877,908
Net change in unrealized appreciation (depreciation) on:
Investments	10,252,260	(152,019,564)	120,571,736	(129,142,729)
Foreign currency translation	—	—	—	—
Net change in unrealized appreciation (depreciation)	10,252,260	(152,019,564)	120,571,736	(129,142,729)
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,570,463	181,960,570	162,048,433	(30,264,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,951,931	$290,537,681	$164,275,794	$(31,837,063)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$10,805,578	$67,098,327	$144,385,394	$4,191,323	$625,465	$12,565
14,703	—	—	—	—	—
—	—	(3,215,508)	—	—	—
10,820,281	67,098,327	141,169,886	4,191,323	625,465	12,565

13,041,784	20,355,943	21,841,684	3,007,918 (a)	382,871 (a)	3,117 (a)
2,025,791	96,220	4,536,698	—	—	—
1,012,281	1,181,170	1,244,289	—	—	—
106,926	159,501	198,958	—	—	—
14,509	14,545	14,728	—	—	—
78,870	106,160	54,278	—	—	—
95,750	117,402	125,433	—	—	—
6,757	2,279	18,385	—	—	—
7,037	8,333	8,723	—	—	—
58,534	78,309	87,084	—	—	—
41,390	59,894	67,992	—	—	—
16,489,629	22,179,756	28,198,252	3,007,918	382,871	3,117
—	—	—	—	—	—
16,489,629	22,179,756	28,198,252	3,007,918	382,871	3,117
(5,669,348)	44,918,571	112,971,634	1,183,405	242,594	9,448

(65,969,608)	(18,743,025)	(144,957,693)	(42,144,218)	(1,645,510)	(27,668)
956,588,778	170,981,118	310,201,463	31,490,349	3,664,921	—
—	—	(107)	—	—	—
890,619,170	152,238,093	165,243,663	(10,653,869)	2,019,411	(27,668)

(210,193,814)	139,334,092	42,526,361	95,354,014	25,780,075	25,003
—	—	14,313	—	—	—
(210,193,814)	139,334,092	42,540,674	95,354,014	25,780,075	25,003
680,425,356	291,572,185	207,784,337	84,700,145	27,799,486	(2,665)
$674,756,008	$336,490,756	$320,755,971	$85,883,550	$28,042,080	$6,783
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$1,381,468	$2,638,209	$108,577,111	$178,436,195
Net realized gain (loss)	318,203	14,855,319	333,980,134	105,770,708
Net change in unrealized appreciation (depreciation)	10,252,260	4,355,063	(152,019,564)	332,057,322
Net increase (decrease) in net assets resulting from operations	11,951,931	21,848,591	290,537,681	616,264,225

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,295,652)	(2,965,016)	(103,145,207)	(178,496,974)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,652,645	68,564,014	2,214,533,631	1,292,567,948
Cost of shares redeemed	(3,537,285)	(82,381,853)	(1,440,775,963)	(1,249,867,155)
Net increase (decrease) in net assets resulting from shareholder transactions	2,115,360	(13,817,839)	773,757,668	42,700,793
Total increase (decrease) in net assets	12,771,639	5,065,736	961,150,142	480,468,044

NET ASSETS:
Beginning of period	177,447,912	172,382,176	4,451,266,050	3,970,798,006
End of period	$190,219,551	$177,447,912	$5,412,416,192	$4,451,266,050

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,605,000	2,805,000	110,700,002	110,700,002
Shares sold	100,000	1,100,000	52,750,000	33,050,000
Shares redeemed	(50,000)	(1,300,000)	(34,200,000)	(33,050,000)
Shares outstanding, end of period	2,655,000	2,605,000	129,250,002	110,700,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$2,227,361	$256,958	$(1,572,242)	$(3,445,180)	$(5,669,348)	$(9,836,577)
41,476,697	47,159,209	98,877,908	58,687,441	890,619,170	163,423,930
120,571,736	115,817,467	(129,142,729)	2,011,083	(210,193,814)	1,499,673,778
164,275,794	163,233,634	(31,837,063)	57,253,344	674,756,008	1,653,261,131

(663,960)	(743,435)	—	(7,915,052)	—	—

57,601,642	5,025,173	17,263,755	83,574,501	3,576,151,130	3,469,661,610
(41,473,371)	(130,973,175)	(91,120,473)	(308,922,793)	(3,743,671,429)	(4,278,193,870)
16,128,271	(125,948,002)	(73,856,718)	(225,348,292)	(167,520,299)	(808,532,260)
179,740,105	36,542,197	(105,693,781)	(176,010,000)	507,235,709	844,728,871

783,452,632	746,910,435	1,111,743,523	1,287,753,523	6,803,638,493	5,958,909,622
$963,192,737	$783,452,632	$1,006,049,742	$1,111,743,523	$7,310,874,202	$6,803,638,493

6,550,002	7,800,002	6,700,002	8,150,002	27,950,002	31,950,002
450,000	50,000	100,000	500,000	14,550,000	16,050,000
(350,000)	(1,300,000)	(550,000)	(1,950,000)	(15,350,000)	(20,050,000)
6,650,002	6,550,002	6,250,002	6,700,002	27,150,002	27,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$44,918,571	$116,704,878	$112,971,634	$215,830,918
Net realized gain (loss)	152,238,093	940,916,208	165,243,663	937,342,009
Net change in unrealized appreciation (depreciation)	139,334,092	(122,409,847)	42,540,674	(216,099,007)
Net increase (decrease) in net assets resulting from operations	336,490,756	935,211,239	320,755,971	937,073,920

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(41,884,101)	(117,917,367)	(105,239,188)	(217,364,448)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	756,054,450	5,536,998,158	1,019,761,175	2,478,869,768
Cost of shares redeemed	(1,227,866,723)	(6,517,043,526)	(1,511,047,826)	(4,710,873,460)
Net increase (decrease) in net assets resulting from shareholder transactions	(471,812,273)	(980,045,368)	(491,286,651)	(2,232,003,692)
Total increase (decrease) in net assets	(177,205,618)	(162,751,496)	(275,769,868)	(1,512,294,220)

NET ASSETS:
Beginning of period	8,581,233,143	8,743,984,639	9,281,568,741	10,793,862,961
End of period	$8,404,027,525	$8,581,233,143	$9,005,798,873	$9,281,568,741

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	97,700,002	109,250,002	212,840,884	266,190,884
Shares sold	8,500,000	64,450,000	22,650,000	56,200,000
Shares redeemed	(13,750,000)	(76,000,000)	(33,950,000)	(109,550,000)
Shares outstanding, end of period	92,450,002	97,700,002	201,540,884	212,840,884
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$1,183,405	$2,695,513	$242,594	$630,942	$9,448	$30,996
(10,653,869)	23,980,323	2,019,411	1,431,875	(27,668)	96,067
95,354,014	10,335,760	25,780,075	7,751,861	25,003	(137,614)
85,883,550	37,011,596	28,042,080	9,814,678	6,783	(10,551)

(947,321)	(2,526,075)	(263,550)	(706,281)	(8,184)	(35,231)

427,705,548	1,162,983,173	35,226,472	65,765,460	—	2,340,567
(278,528,615)	(353,264,940)	(13,710,396)	(5,811,488)	—	(2,318,893)
149,176,933	809,718,233	21,516,076	59,953,972	—	21,674
234,113,162	844,203,754	49,294,606	69,062,369	(1,401)	(24,108)

909,410,740	65,206,986	111,051,232	41,988,863	1,071,369	1,095,477
$1,143,523,902	$909,410,740	$160,345,838	$111,051,232	$1,069,968	$1,071,369

29,000,002	2,400,002	3,650,002	1,650,002	50,002	50,002
13,350,000	38,150,000	1,100,000	2,200,000	—	100,000
(8,900,000)	(11,550,000)	(450,000)	(200,000)	—	(100,000)
33,450,002	29,000,002	4,300,002	3,650,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$68.12	$61.46	$55.45	$63.87	$47.94	$51.09
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.94 (a)	1.10 (a)	1.00	0.64	0.80
Net realized and unrealized gain (loss)	3.50	6.78	6.02	(8.42)	15.98	(3.15)
Total from investment operations	4.03	7.72	7.12	(7.42)	16.62	(2.35)
Distributions paid to shareholders from:
Net investment income	(0.50)	(1.06)	(1.11)	(1.00)	(0.69)	(0.80)
Net asset value, end of period	$71.65	$68.12	$61.46	$55.45	$63.87	$47.94
Total return (b)	5.98%	12.73%	13.01%	(11.56)%	34.71%	(4.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$190,220	$177,448	$172,382	$144,442	$188,737	$122,482
Ratio of total expenses to average net assets	0.67% (c)	0.65%	0.68%	0.69%	0.69%	0.71%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.62% (c)	1.49%	1.97%	1.72%	1.10%	1.88%
Portfolio turnover rate (d)	5%	71%	72%	84%	95%	95%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.21	$35.87	$36.54	$35.54	$29.59	$32.58
Income from investment operations:
Net investment income (loss)	0.89 (a)	1.69 (a)	1.59 (a)	1.30	1.29	1.32
Net realized and unrealized gain (loss)	1.60	4.35	(0.62)	1.01	5.95	(2.98)
Total from investment operations	2.49	6.04	0.97	2.31	7.24	(1.66)
Distributions paid to shareholders from:
Net investment income	(0.82)	(1.70)	(1.64)	(1.31)	(1.29)	(1.33)
Net asset value, end of period	$41.88	$40.21	$35.87	$36.54	$35.54	$29.59
Total return (b)	6.16%	16.98%	2.90%	6.71%	24.76%	(4.42)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,412,416	$4,451,266	$3,970,798	$4,801,817	$1,762,910	$1,399,483
Ratio of total expenses to average net assets	0.43% (c)	0.43%	0.44%	0.45%	0.46%	0.46%
Ratio of net expenses to average net assets	0.43% (c)	0.43%	0.44%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.30% (c)	4.31%	4.52%	4.15%	3.90%	4.73%
Portfolio turnover rate (d)	51%	46%	46%	60%	59%	63%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$119.61	$95.76	$78.73	$122.49	$118.32	$80.41
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.04 (a)	0.22 (a)	0.90	0.08	0.24
Net realized and unrealized gain (loss)	24.99	23.92	17.07	(43.81)	4.26	38.01
Total from investment operations	25.33	23.96	17.29	(42.91)	4.34	38.25
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.11)	(0.26)	(0.85)	(0.17)	(0.34)
Net asset value, end of period	$144.84	$119.61	$95.76	$78.73	$122.49	$118.32
Total return (b)	21.18%	25.02%	22.01%	(35.05)%	3.67%	47.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$963,193	$783,453	$746,910	$803,094	$1,855,705	$1,946,373
Ratio of total expenses to average net assets	0.57% (c) (d)	0.56% (d)	0.58%	0.58%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	0.54% (c) (d)	0.03% (d)	0.25%	0.86%	0.07%	0.26%
Portfolio turnover rate (e)	44%	77%	123%	115%	85%	75%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$165.93	$158.01	$154.52	$161.97	$168.08	$148.84
Income from investment operations:
Net investment income (loss)	(0.24) (a)	(0.47) (a)	(0.46) (a)	(0.37)	(0.42)	(0.45)
Net realized and unrealized gain (loss)	(4.72)	9.56	3.95	(7.08)	(5.69)	19.69
Total from investment operations	(4.96)	9.09	3.49	(7.45)	(6.11)	19.24
Distributions paid to shareholders from:
Net investment income	—	(1.17)	—	—	—	—
Net asset value, end of period	$160.97	$165.93	$158.01	$154.52	$161.97	$168.08
Total return (b)	(2.99)%	5.76%	2.26%	(4.60)%	(3.64)%	12.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,006,050	$1,111,744	$1,287,754	$1,483,355	$1,708,757	$2,042,173
Ratio of total expenses to average net assets	0.55% (c)	0.54%	0.56%	0.56%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.29)% (c)	(0.30)%	(0.30)%	(0.25)%	(0.23)%	(0.28)%
Portfolio turnover rate (d)	25%	71%	30%	39%	39%	26%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$243.42	$186.51	$123.15	$226.02	$212.37	$139.12
Income from investment operations:
Net investment income (loss)	(0.21) (a)	(0.33) (a)	(0.42) (a)	(0.48)	(0.73)	(0.34)
Net realized and unrealized gain (loss)	26.07	57.24	63.78	(102.39)	14.38	73.59
Total from investment operations	25.86	56.91	63.36	(102.87)	13.65	73.25
Net asset value, end of period	$269.28	$243.42	$186.51	$123.15	$226.02	$212.37
Total return (b)	10.62%	30.52%	51.44%	(45.51)%	6.43%	52.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,310,874	$6,803,638	$5,958,910	$3,552,840	$9,967,573	$11,075,029
Ratio of total expenses to average net assets	0.49% (c)	0.49%	0.51%	0.52%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	(0.17)% (c)	(0.16)%	(0.27)%	(0.26)%	(0.30)%	(0.20)%
Portfolio turnover rate (d)	5%	32%	24%	24%	19%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength® ETF (FTCS)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.83	$80.04	$74.87	$84.52	$67.55	$60.37
Income from investment operations:
Net investment income (loss)	0.47 (a)	1.14 (a)	1.16 (a)	0.90	0.91	0.63
Net realized and unrealized gain (loss)	3.05	7.82	5.19	(9.63)	16.95	7.18
Total from investment operations	3.52	8.96	6.35	(8.73)	17.86	7.81
Distributions paid to shareholders from:
Net investment income	(0.45)	(1.17)	(1.18)	(0.92)	(0.89)	(0.63)
Net asset value, end of period	$90.90	$87.83	$80.04	$74.87	$84.52	$67.55
Total return (b)	4.01%	11.21%	8.57%	(10.28)%	26.61%	13.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,404,028	$8,581,233	$8,743,985	$8,692,148	$9,491,932	$7,021,909
Ratio of total expenses to average net assets	0.53% (c)	0.52%	0.54%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets	1.07% (c)	1.32%	1.56%	1.21%	1.23%	1.10%
Portfolio turnover rate (d)	57%	87%	104%	135%	117%	133%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.61	$40.55	$39.89	$43.00	$35.10	$36.03
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.94 (a)	0.93 (a)	0.82	0.74	0.79
Net realized and unrealized gain (loss)	1.04	3.09	0.68	(3.10)	7.91	(0.91)
Total from investment operations	1.59	4.03	1.61	(2.28)	8.65	(0.12)
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.97)	(0.95)	(0.83)	(0.75)	(0.81)
Net asset value, end of period	$44.68	$43.61	$40.55	$39.89	$43.00	$35.10
Total return (b)	3.64%	10.00%	4.10%	(5.24)%	24.86%	(0.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,005,799	$9,281,569	$10,793,863	$12,442,671	$12,954,187	$10,149,204
Ratio of total expenses to average net assets	0.62% (c)	0.61%	0.60%	0.65%	0.67%	0.70%
Ratio of net investment income (loss) to average net assets	2.50% (c)	2.20%	2.36%	2.04%	1.91%	2.47%
Portfolio turnover rate (d)	32%	73%	57%	53%	47%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth StrengthTM ETF (FTGS)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$31.36	$27.17	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	0.04 (b)	0.18 (b)	0.22 (b)	0.04
Net realized and unrealized gain (loss)	2.82	4.13	6.63	0.20
Total from investment operations	2.86	4.31	6.85	0.24
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.12)	(0.17)	(0.04)
Net realized gain	—	—	(0.00) (c)	—
Total distributions	(0.03)	(0.12)	(0.17)	(0.04)
Net asset value, end of period	$34.19	$31.36	$27.17	$20.49
Total return (d)	9.13%	15.87%	33.54%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,143,524	$909,411	$65,207	$1,024
Ratio of total expenses to average net assets	0.60% (e)	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.24% (e)	0.57%	0.89%	1.11% (e)
Portfolio turnover rate (f)	60%	102%	66%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$30.42	$25.45	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.06 (b)	0.26 (b)	0.20 (b)	0.02
Net realized and unrealized gain (loss)	6.87	4.94	3.11	1.51
Total from investment operations	6.93	5.20	3.31	1.53
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.23)	(0.14)	(0.02)
Net realized gain	—	(0.00) (c)	(0.02)	—
Total distributions	(0.06)	(0.23)	(0.16)	(0.02)
Net asset value, end of period	$37.29	$30.42	$25.45	$22.30
Total return (d)	22.82%	20.44%	14.88%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$160,346	$111,051	$41,989	$2,230
Ratio of total expenses to average net assets	0.60% (e)	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.38% (e)	0.87%	0.86%	0.53% (e)
Portfolio turnover rate (f)	16%	16%	12%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$21.43	$21.91	$19.69
Income from investment operations:
Net investment income (loss) (b)	0.19	0.47	0.33
Net realized and unrealized gain (loss)	(0.06)	(0.33)	2.23
Total from investment operations	0.13	0.14	2.56
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.62)	(0.34)
Net asset value, end of period	$21.40	$21.43	$21.91
Total return (c)	0.64%	0.55%	13.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,070	$1,071	$1,095
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.82% (d)	2.03%	1.98% (d)
Portfolio turnover rate (e)	58%	90%	44%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the ten funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength® ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
First Trust Growth StrengthTM ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)
Each of FDN, FDL, FPX, FTGS, MISL and FTIF operates as a non-diversified series of the Trust. Each of FDM, FBT, FTCS and FVD operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength® ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
First Trust Growth StrengthTM ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, only FDM, FPX, and FDN had securities in the securities lending program. During the six months ended June 30, 2025, FDM, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$2,965,016	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	178,496,974	—	—
First Trust US Equity Opportunities ETF	743,435	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	7,915,052	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	117,917,367	—	—
First Trust Value Line® Dividend Index Fund	217,364,448	—	—
First Trust Growth StrengthTM ETF	2,526,075	—	—
First Trust Indxx Aerospace & Defense ETF	706,281	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	35,231	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$—	$(68,710,574)	$16,462,117
First Trust Morningstar Dividend Leaders Index Fund	828,567	(469,133,204)	179,199,241
First Trust US Equity Opportunities ETF	—	(665,146,651)	232,858,341
First Trust NYSE® Arca® Biotechnology Index Fund	—	(662,369,433)	77,093,625
First Trust Dow Jones Internet Index Fund	—	(1,718,415,624)	834,458,780
First Trust Capital Strength® ETF	—	(1,090,023,216)	753,598,966
First Trust Value Line® Dividend Index Fund	1,773,030	(554,620,247)	482,005,870
First Trust Growth StrengthTM ETF	169,520	(14,694,311)	12,203,363
First Trust Indxx Aerospace & Defense ETF	—	—	10,287,543
First Trust Bloomberg Inflation Sensitive Equity ETF	—	(31,936)	(95,677)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all Funds except FTGS, MISL, and FTIF, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For FTGS and MISL, the taxable period ended 2022 and years ended 2023 and 2024 remain open to federal and state audit. For FTIF, the taxable period ended 2023 and year ended 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Non-Expiring Capital Loss Carryforwards
First Trust Dow Jones Select MicroCap Index Fund	$68,710,574
First Trust Morningstar Dividend Leaders Index Fund	469,133,204
First Trust US Equity Opportunities ETF	665,146,651
First Trust NYSE® Arca® Biotechnology Index Fund	662,369,433
First Trust Dow Jones Internet Index Fund	1,718,415,624
First Trust Capital Strength® ETF	1,090,023,216
First Trust Value Line® Dividend Index Fund*	554,620,247
First Trust Growth StrengthTM ETF	14,694,311
First Trust Indxx Aerospace & Defense ETF	—
First Trust Bloomberg Inflation Sensitive Equity ETF	31,936

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust US Equity Opportunities ETF	$5,105,637
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$183,309,803	$44,529,781	$(17,082,886)	$27,446,895
First Trust Morningstar Dividend Leaders Index Fund	5,250,616,145	331,282,858	(176,149,232)	155,133,626
First Trust US Equity Opportunities ETF	651,008,501	356,613,450	(2,790,486)	353,822,964
First Trust NYSE® Arca® Biotechnology Index Fund	1,034,529,840	202,492,311	(230,358,985)	(27,866,674)
First Trust Dow Jones Internet Index Fund	6,534,531,124	1,001,340,682	(218,908,797)	782,431,885
First Trust Capital Strength® ETF	7,473,349,621	1,167,878,721	(239,151,715)	928,727,006
First Trust Value Line® Dividend Index Fund	8,263,877,295	1,129,128,479	(399,078,728)	730,049,751
First Trust Growth StrengthTM ETF	1,030,304,614	145,477,681	(32,351,774)	113,125,907
First Trust Indxx Aerospace & Defense ETF	123,841,792	38,333,431	(1,768,477)	36,564,954
First Trust Bloomberg Inflation Sensitive Equity ETF	1,132,999	56,612	(120,168)	(63,556)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices, LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Fund	Licensor
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices, LLC
First Trust Capital Strength® ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing, LLC
First Trust Growth StrengthTM ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%
For the First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Trust Capital Strength® ETF and First Trust Value Line Dividend Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength® ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$8,359,952	$8,015,739

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
	Purchases	Sales
First Trust Morningstar Dividend Leaders Index Fund	$2,605,365,507	$2,591,998,264
First Trust US Equity Opportunities ETF	365,639,528	364,290,646
First Trust NYSE® Arca® Biotechnology Index Fund	272,276,970	274,067,413
First Trust Dow Jones Internet Index Fund	364,740,512	371,448,318
First Trust Capital Strength® ETF	4,900,660,442	4,896,131,111
First Trust Value Line® Dividend Index Fund	2,958,291,722	2,941,448,759
First Trust Growth StrengthTM ETF	615,981,396	611,593,394
First Trust Indxx Aerospace & Defense ETF	20,597,804	20,621,366
First Trust Bloomberg Inflation Sensitive Equity ETF	613,155	609,310
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$5,543,998	$3,533,518
First Trust Morningstar Dividend Leaders Index Fund	2,208,530,449	1,435,786,906
First Trust US Equity Opportunities ETF	57,551,128	41,432,044
First Trust NYSE® Arca® Biotechnology Index Fund	17,259,171	91,086,395
First Trust Dow Jones Internet Index Fund	3,575,419,648	3,743,339,736
First Trust Capital Strength® ETF	755,354,847	1,224,665,999
First Trust Value Line® Dividend Index Fund	1,014,934,436	1,512,290,056
First Trust Growth StrengthTM ETF	425,056,066	279,744,569
First Trust Indxx Aerospace & Defense ETF	35,212,253	13,705,008
First Trust Bloomberg Inflation Sensitive Equity ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength ETF (FTCS)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust NYSE Arca Biotechnology Index Fund (FBT)
First Trust US Equity Opportunities ETF (FPX)
First Trust Value Line® Dividend Index Fund (FVD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2027. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
First Trust Growth Strength ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range and noted the Advisor’s discussion of MISL’s correlation at the April 22, 2025 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index and noted the Advisor’s discussion of FTIF’s performance at the April 22, 2025 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.0%
23,460	Axon Enterprise, Inc. (a)	$19,423,472
	Automobiles — 1.0%
56,861	Tesla, Inc. (a)	18,062,465
	Beverages — 3.8%
196,548	Coca-Cola Europacific Partners PLC	18,223,930
541,515	Keurig Dr Pepper, Inc.	17,902,486
288,265	Monster Beverage Corp. (a)	18,056,920
140,653	PepsiCo, Inc.	18,571,822
		72,755,158
	Biotechnology — 4.8%
62,644	Amgen, Inc.	17,490,831
144,167	Biogen, Inc. (a)	18,105,934
167,458	Gilead Sciences, Inc.	18,566,068
35,737	Regeneron Pharmaceuticals, Inc.	18,761,925
41,710	Vertex Pharmaceuticals, Inc. (a)	18,569,292
		91,494,050
	Broadline Retail — 3.1%
86,875	Amazon.com, Inc. (a)	19,059,506
7,582	MercadoLibre, Inc. (a)	19,816,543
180,523	PDD Holdings, Inc., ADR (a)	18,893,537
		57,769,586
	Chemicals — 1.0%
39,840	Linde PLC	18,692,131
	Commercial Services & Supplies — 2.0%
82,944	Cintas Corp.	18,485,729
376,283	Copart, Inc. (a)	18,464,207
		36,949,936
	Communications Equipment — 1.0%
275,628	Cisco Systems, Inc.	19,123,071
	Consumer Staples Distribution & Retail — 1.0%
18,624	Costco Wholesale Corp.	18,436,643
	Electric Utilities — 4.0%
178,455	American Electric Power Co., Inc.	18,516,491
59,473	Constellation Energy Corp.	19,195,505
427,749	Exelon Corp.	18,572,862
273,028	Xcel Energy, Inc.	18,593,207
		74,878,065
	Electronic Equipment, Instruments & Components — 1.0%
106,837	CDW Corp.	19,080,020
Shares	Description	Value

	Energy Equipment & Services — 0.9%
466,969	Baker Hughes Co.	$17,903,591
	Entertainment — 4.1%
121,305	Electronic Arts, Inc.	19,372,408
14,880	Netflix, Inc. (a)	19,926,254
75,630	Take-Two Interactive Software, Inc. (a)	18,366,746
1,715,124	Warner Bros. Discovery, Inc. (a)	19,655,321
		77,320,729
	Financial Services — 1.0%
259,726	PayPal Holdings, Inc. (a)	19,302,836
	Food Products — 1.9%
710,274	Kraft Heinz (The) Co.	18,339,275
266,678	Mondelez International, Inc., Class A	17,984,764
		36,324,039
	Ground Transportation — 2.0%
567,381	CSX Corp.	18,513,642
116,591	Old Dominion Freight Line, Inc.	18,922,719
		37,436,361
	Health Care Equipment & Supplies — 4.1%
227,313	Dexcom, Inc. (a)	19,842,152
254,275	GE HealthCare Technologies, Inc.	18,834,149
35,143	IDEXX Laboratories, Inc. (a)	18,848,597
35,727	Intuitive Surgical, Inc. (a)	19,414,409
		76,939,307
	Hotels, Restaurants & Leisure — 5.1%
137,929	Airbnb, Inc., Class A (a)	18,253,524
3,435	Booking Holdings, Inc.	19,886,039
82,111	DoorDash, Inc., Class A (a)	20,241,183
70,413	Marriott International, Inc., Class A	19,237,536
196,157	Starbucks Corp.	17,973,866
		95,592,148
	Industrial Conglomerates — 1.0%
82,144	Honeywell International, Inc.	19,129,695
	Interactive Media & Services — 2.0%
54,084	Alphabet, Inc., Class A	9,531,223
53,817	Alphabet, Inc., Class C	9,546,598
26,529	Meta Platforms, Inc., Class A	19,580,790
		38,658,611
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 2.0%
236,789	Cognizant Technology Solutions Corp., Class A	$18,476,646
170,381	Shopify, Inc., Class A (a)	19,653,448
		38,130,094
	Machinery — 1.0%
201,067	PACCAR, Inc.	19,113,429
	Media — 3.0%
47,351	Charter Communications, Inc., Class A (a)	19,357,562
528,104	Comcast Corp., Class A	18,848,032
266,328	Trade Desk (The), Inc., Class A (a)	19,172,953
		57,378,547
	Oil, Gas & Consumable Fuels — 0.9%
121,641	Diamondback Energy, Inc.	16,713,473
	Pharmaceuticals — 1.0%
260,726	AstraZeneca PLC, ADR	18,219,533
	Professional Services — 2.9%
59,375	Automatic Data Processing, Inc.	18,311,250
121,698	Paychex, Inc.	17,702,191
59,714	Verisk Analytics, Inc.	18,600,911
		54,614,352
	Real Estate Management & Development — 1.0%
227,498	CoStar Group, Inc. (a)	18,290,839
	Semiconductors & Semiconductor Equipment — 18.4%
141,488	Advanced Micro Devices, Inc. (a)	20,077,147
80,091	Analog Devices, Inc.	19,063,260
108,390	Applied Materials, Inc.	19,842,957
125,700	ARM Holdings PLC, ADR (a) (b)	20,330,718
24,297	ASML Holding N.V.	19,471,373
73,671	Broadcom, Inc.	20,307,411
496,130	GLOBALFOUNDRIES, Inc. (a)	18,952,166
861,867	Intel Corp.	19,305,821
21,554	KLA Corp.	19,306,780
203,536	Lam Research Corp.	19,812,194
245,493	Marvell Technology, Inc.	19,001,158
265,900	Microchip Technology, Inc.	18,711,383
148,930	Micron Technology, Inc.	18,355,623
126,890	NVIDIA Corp.	20,047,351
86,943	NXP Semiconductors N.V.	18,996,176
343,820	ON Semiconductor Corp. (a)	18,019,606
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
120,134	QUALCOMM, Inc.	$19,132,541
92,155	Texas Instruments, Inc.	19,133,221
		347,866,886
	Software — 18.1%
48,394	Adobe, Inc. (a)	18,722,671
54,291	ANSYS, Inc. (a)	19,068,085
56,093	AppLovin Corp., Class A (a)	19,637,037
94,598	Atlassian Corp., Class A (a)	19,211,908
61,433	Autodesk, Inc. (a)	19,017,814
61,835	Cadence Design Systems, Inc. (a)	19,054,455
37,837	CrowdStrike Holdings, Inc., Class A (a)	19,270,762
141,669	Datadog, Inc., Class A (a)	19,030,397
182,146	Fortinet, Inc. (a)	19,256,475
23,969	Intuit, Inc.	18,878,703
37,984	Microsoft Corp.	18,893,621
49,008	MicroStrategy, Inc., Class A (a)	19,810,504
131,721	Palantir Technologies, Inc., Class A (a)	17,956,207
91,737	Palo Alto Networks, Inc. (a)	18,773,060
32,397	Roper Technologies, Inc.	18,363,916
38,679	Synopsys, Inc. (a)	19,829,950
76,555	Workday, Inc., Class A (a)	18,373,200
59,534	Zscaler, Inc. (a)	18,690,104
		341,838,869
	Specialty Retail — 1.9%
204,312	O’Reilly Automotive, Inc. (a)	18,414,641
141,790	Ross Stores, Inc.	18,089,568
		36,504,209
	Technology Hardware, Storage & Peripherals — 1.0%
92,027	Apple, Inc.	18,881,180
	Textiles, Apparel & Luxury Goods — 1.0%
79,746	Lululemon Athletica, Inc. (a)	18,946,055
	Trading Companies & Distributors — 1.0%
445,408	Fastenal Co.	18,707,136
	Wireless Telecommunication Services — 1.0%
81,901	T-Mobile US, Inc.	19,513,732
	Total Common Stocks	1,889,990,248
	(Cost $1,522,564,562)
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,139,864	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	$1,139,864
	(Cost $1,139,864)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$11,264,084	JPMorgan Chase & Co., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $11,265,458. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $11,489,366. (d)	11,264,084
	(Cost $11,264,084)

	Total Investments — 100.6%	1,902,394,196
	(Cost $1,534,968,510)
	Net Other Assets and Liabilities — (0.6)%	(11,941,782)
	Net Assets — 100.0%	$1,890,452,414

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,758,297 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,264,084.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,889,990,248	$ 1,889,990,248	$ —	$ —
Money Market Funds	1,139,864	1,139,864	—	—
Repurchase Agreements	11,264,084	—	11,264,084	—
Total Investments	$1,902,394,196	$1,891,130,112	$11,264,084	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,758,297
Non-cash Collateral(2)	(10,758,297)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,264,084
Non-cash Collateral(4)	(11,264,084)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.2%
580,905	PDD Holdings, Inc., ADR (a)	$60,797,517
	Electronic Equipment, Instruments & Components — 2.3%
346,177	CDW Corp.	61,823,750
	Hotels, Restaurants & Leisure — 2.4%
264,428	DoorDash, Inc., Class A (a)	65,184,146
	Interactive Media & Services — 4.6%
174,365	Alphabet, Inc., Class A	30,728,344
173,273	Alphabet, Inc., Class C	30,736,898
85,815	Meta Platforms, Inc., Class A	63,339,193
		124,804,435
	IT Services — 4.5%
770,267	Cognizant Technology Solutions Corp., Class A	60,103,934
553,380	Shopify, Inc., Class A (a)	63,832,383
		123,936,317
	Semiconductors & Semiconductor Equipment — 41.2%
458,223	Advanced Micro Devices, Inc. (a)	65,021,844
258,819	Analog Devices, Inc.	61,604,098
348,192	Applied Materials, Inc.	63,743,509
406,779	ARM Holdings PLC, ADR (a) (b)	65,792,436
77,929	ASML Holding N.V.	62,451,521
237,531	Broadcom, Inc.	65,475,420
1,591,991	GLOBALFOUNDRIES, Inc. (a)	60,814,056
2,775,149	Intel Corp.	62,163,338
69,570	KLA Corp.	62,316,632
654,846	Lam Research Corp.	63,742,710
796,752	Marvell Technology, Inc.	61,668,605
861,880	Microchip Technology, Inc.	60,650,496
478,104	Micron Technology, Inc.	58,926,318
409,064	NVIDIA Corp.	64,628,021
281,864	NXP Semiconductors N.V.	61,584,465
1,119,012	ON Semiconductor Corp. (a)	58,647,419
387,413	QUALCOMM, Inc.	61,699,394
297,808	Texas Instruments, Inc.	61,830,897
		1,122,761,179
	Software — 40.6%
156,388	Adobe, Inc. (a)	60,503,389
175,193	ANSYS, Inc. (a)	61,531,285
181,970	AppLovin Corp., Class A (a)	63,704,058
306,937	Atlassian Corp., Class A (a)	62,335,835
198,459	Autodesk, Inc. (a)	61,436,953
Shares	Description	Value

	Software (Continued)
199,317	Cadence Design Systems, Inc. (a)	$61,419,534
122,424	CrowdStrike Holdings, Inc., Class A (a)	62,351,767
458,941	Datadog, Inc., Class A (a)	61,649,545
591,454	Fortinet, Inc. (a)	62,528,517
77,238	Intuit, Inc.	60,834,966
122,560	Microsoft Corp.	60,962,570
160,348	MicroStrategy, Inc., Class A (a)	64,817,472
428,608	Palantir Technologies, Inc., Class A (a)	58,427,843
295,907	Palo Alto Networks, Inc. (a)	60,554,408
104,725	Roper Technologies, Inc.	59,362,319
125,044	Synopsys, Inc. (a)	64,107,558
246,893	Workday, Inc., Class A (a)	59,254,320
192,861	Zscaler, Inc. (a)	60,546,782
		1,106,329,121
	Technology Hardware, Storage & Peripherals — 2.2%
295,951	Apple, Inc.	60,720,267
	Total Common Stocks	2,726,356,732
	(Cost $2,379,289,427)
MONEY MARKET FUNDS — 0.1%
2,660,222	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	2,660,222
	(Cost $2,660,222)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$6,327,418	Bank of America Corp., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $6,328,190. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $6,453,966. (d)	6,327,418
	(Cost $6,327,418)

	Total Investments — 100.3%	2,735,344,372
	(Cost $2,388,277,067)
	Net Other Assets and Liabilities — (0.3)%	(7,742,038)
	Net Assets — 100.0%	$2,727,602,334

See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,028,373 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,327,418.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,726,356,732	$ 2,726,356,732	$ —	$ —
Money Market Funds	2,660,222	2,660,222	—	—
Repurchase Agreements	6,327,418	—	6,327,418	—
Total Investments	$2,735,344,372	$2,729,016,954	$6,327,418	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,028,373
Non-cash Collateral(2)	(6,028,373)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,327,418
Non-cash Collateral(4)	(6,327,418)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 1.9%
25,022	Axon Enterprise, Inc. (b)	$20,716,715
	Automobiles — 1.7%
60,567	Tesla, Inc. (b)	19,239,713
	Beverages — 6.9%
209,687	Coca-Cola Europacific Partners PLC	19,442,179
577,504	Keurig Dr Pepper, Inc.	19,092,282
307,323	Monster Beverage Corp. (b)	19,250,713
149,487	PepsiCo, Inc.	19,738,263
		77,523,437
	Biotechnology — 8.7%
66,709	Amgen, Inc.	18,625,820
153,401	Biogen, Inc. (b)	19,265,632
178,188	Gilead Sciences, Inc.	19,755,703
37,967	Regeneron Pharmaceuticals, Inc.	19,932,675
44,224	Vertex Pharmaceuticals, Inc. (b)	19,688,525
		97,268,355
	Broadline Retail — 3.7%
92,853	Amazon.com, Inc. (b)	20,371,019
8,090	MercadoLibre, Inc. (b)	21,144,267
		41,515,286
	Chemicals — 1.8%
42,606	Linde PLC	19,989,883
	Commercial Services & Supplies — 3.5%
88,858	Cintas Corp.	19,803,782
402,327	Copart, Inc. (b)	19,742,186
		39,545,968
	Communications Equipment — 1.8%
295,360	Cisco Systems, Inc.	20,492,077
	Consumer Staples Distribution & Retail — 1.8%
19,883	Costco Wholesale Corp.	19,682,977
	Electric Utilities — 7.2%
190,454	American Electric Power Co., Inc.	19,761,507
63,896	Constellation Energy Corp.	20,623,073
455,971	Exelon Corp.	19,798,261
291,766	Xcel Energy, Inc.	19,869,264
		80,052,105
	Energy Equipment & Services — 1.7%
496,913	Baker Hughes Co.	19,051,644
	Entertainment — 7.4%
129,453	Electronic Arts, Inc.	20,673,644
15,773	Netflix, Inc. (b)	21,122,098
Shares	Description	Value

	Entertainment (Continued)
81,277	Take-Two Interactive Software, Inc. (b)	$19,738,119
1,864,140	Warner Bros. Discovery, Inc. (b)	21,363,044
		82,896,905
	Financial Services — 1.8%
277,451	PayPal Holdings, Inc. (b)	20,620,158
	Food Products — 3.5%
753,027	Kraft Heinz (The) Co.	19,443,157
283,628	Mondelez International, Inc., Class A	19,127,873
		38,571,030
	Ground Transportation — 3.6%
608,818	CSX Corp.	19,865,731
124,723	Old Dominion Freight Line, Inc.	20,242,543
		40,108,274
	Health Care Equipment & Supplies — 7.4%
243,504	Dexcom, Inc. (b)	21,255,464
271,517	GE HealthCare Technologies, Inc.	20,111,264
37,508	IDEXX Laboratories, Inc. (b)	20,117,041
38,044	Intuitive Surgical, Inc. (b)	20,673,490
		82,157,259
	Hotels, Restaurants & Leisure — 7.2%
147,473	Airbnb, Inc., Class A (b)	19,516,577
3,677	Booking Holdings, Inc.	21,287,036
75,307	Marriott International, Inc., Class A	20,574,625
209,032	Starbucks Corp.	19,153,602
		80,531,840
	Industrial Conglomerates — 1.8%
88,118	Honeywell International, Inc.	20,520,920
	Machinery — 1.8%
214,278	PACCAR, Inc.	20,369,267
	Media — 5.5%
50,269	Charter Communications, Inc., Class A (b)	20,550,470
559,578	Comcast Corp., Class A	19,971,339
284,715	Trade Desk (The), Inc., Class A (b)	20,496,633
		61,018,442
	Oil, Gas & Consumable Fuels — 1.6%
130,927	Diamondback Energy, Inc.	17,989,370
	Pharmaceuticals — 1.7%
278,525	AstraZeneca PLC, ADR	19,463,327
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services — 5.2%
63,567	Automatic Data Processing, Inc.	$19,604,063
130,212	Paychex, Inc.	18,940,638
63,803	Verisk Analytics, Inc.	19,874,634
		58,419,335
	Real Estate Management & Development — 1.8%
242,956	CoStar Group, Inc. (b)	19,533,662
	Specialty Retail — 3.5%
218,153	O’Reilly Automotive, Inc. (b)	19,662,130
151,634	Ross Stores, Inc.	19,345,466
		39,007,596
	Textiles, Apparel & Luxury Goods — 1.8%
85,069	Lululemon Athletica, Inc. (b)	20,210,693
	Trading Companies & Distributors — 1.8%
473,995	Fastenal Co.	19,907,790
	Wireless Telecommunication Services — 1.9%
87,465	T-Mobile US, Inc.	20,839,411
	Total Common Stocks	1,117,243,439
	(Cost $1,042,085,935)
MONEY MARKET FUNDS — 0.0%
472,837	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	472,837
	(Cost $472,837)

	Total Investments — 100.0%	1,117,716,276
	(Cost $1,042,558,772)
	Net Other Assets and Liabilities — (0.0)%	(226,404)
	Net Assets — 100.0%	$1,117,489,872

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,117,243,439	$ 1,117,243,439	$ —	$ —
Money Market Funds	472,837	472,837	—	—
Total Investments	$1,117,716,276	$1,117,716,276	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 17.4%
6,587,856	Lucid Group, Inc. (a) (b)	$13,900,376
920,349	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	984,774
2,022,149	Rivian Automotive, Inc., Class A (a) (b)	27,784,327
84,806	Tesla, Inc. (a)	26,939,474
		69,608,951
	Chemicals — 5.4%
263,467	Albemarle Corp.	16,511,477
200,944	Aspen Aerogels, Inc. (a)	1,189,589
114,867	Sociedad Quimica y Minera de Chile S.A., ADR (a) (b)	4,051,359
		21,752,425
	Construction & Engineering — 0.3%
84,618	Ameresco, Inc., Class A (a)	1,285,347
	Electrical Equipment — 21.5%
56,527	Acuity, Inc.	16,864,265
134,103	Ads-Tec Energy PLC (a)	1,850,621
96,598	American Superconductor Corp. (a)	3,544,181
373,028	Array Technologies, Inc. (a)	2,200,865
733,192	Ballard Power Systems, Inc. (a) (b)	1,165,775
567,876	Bloom Energy Corp., Class A (a)	13,583,594
95,848	EnerSys	8,220,883
556,536	Eos Energy Enterprises, Inc. (a) (b)	2,849,464
319,651	Fluence Energy, Inc. (a) (b)	2,144,858
73,371	LSI Industries, Inc.	1,248,041
339,854	NEXTracker, Inc., Class A (a)	18,477,862
2,636,913	Plug Power, Inc. (a) (b)	3,929,000
408,798	Shoals Technologies Group, Inc., Class A (a)	1,737,392
558,725	Sunrun, Inc. (a) (b)	4,570,371
81,844	Vicor Corp. (a)	3,712,444
		86,099,616
	Electronic Equipment, Instruments & Components — 6.7%
92,080	Advanced Energy Industries, Inc.	12,200,600
111,478	Itron, Inc. (a)	14,673,849
		26,874,449
	Financial Services — 2.0%
296,977	HA Sustainable Infrastructure Capital, Inc.	7,976,802
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 10.3%
616,489	Brookfield Renewable Partners, L.P. (c)	$15,726,634
203,592	Clearway Energy, Inc., Class C	6,514,944
348,300	Montauk Renewables, Inc. (a)	773,226
148,341	Ormat Technologies, Inc.	12,425,042
597,314	ReNew Energy Global PLC, Class A (a)	4,127,440
229,864	XPLR Infrastructure, L.P. (c) (d)	1,884,885
		41,452,171
	Metals & Mining — 3.6%
399,706	MP Materials Corp. (a)	13,298,219
273,528	Sigma Lithium Corp. (a) (b)	1,230,876
		14,529,095
	Oil, Gas & Consumable Fuels — 0.5%
540,374	Clean Energy Fuels Corp. (a)	1,053,729
585,812	Gevo, Inc. (a) (b)	773,272
		1,827,001
	Professional Services — 0.5%
35,449	Willdan Group, Inc. (a)	2,215,917
	Semiconductors & Semiconductor Equipment — 31.3%
452,146	Allegro MicroSystems, Inc. (a)	15,458,872
320,845	Enphase Energy, Inc. (a)	12,721,504
185,867	First Solar, Inc. (a)	30,768,423
469,465	Navitas Semiconductor Corp. (a) (b)	3,074,996
699,235	ON Semiconductor Corp. (a)	36,646,907
137,648	Power Integrations, Inc.	7,694,523
144,383	SolarEdge Technologies, Inc. (a)	2,945,413
102,483	Universal Display Corp.	15,829,524
380,560	Wolfspeed, Inc. (a) (b)	151,767
		125,291,929
	Specialty Retail — 0.3%
328,086	EVgo, Inc. (a) (b)	1,197,514
	Total Common Stocks	400,111,217
	(Cost $771,364,819)
MONEY MARKET FUNDS — 0.2%
637,076	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	637,076
	(Cost $637,076)

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.9%
$39,860,194	JPMorgan Chase & Co., 4.39% (e), dated 06/30/25, due 07/01/25, with a maturity value of $39,865,055. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $40,657,400. (f)	$39,860,194
	(Cost $39,860,194)

	Total Investments — 109.9%	440,608,487
	(Cost $811,862,089)
	Net Other Assets and Liabilities — (9.9)%	(39,844,071)
	Net Assets — 100.0%	$400,764,416

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $39,537,787 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $39,860,194.

(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of June 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 400,111,217	$ 400,111,217	$ —	$ —
Money Market Funds	637,076	637,076	—	—
Repurchase Agreements	39,860,194	—	39,860,194	—
Total Investments	$440,608,487	$400,748,293	$39,860,194	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$39,537,787
Non-cash Collateral(2)	(39,537,787)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$39,860,194
Non-cash Collateral(4)	(39,860,194)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Data Center REITs — 11.6%
41,572	Digital Realty Trust, Inc.	$7,247,247
12,845	Equinix, Inc.	10,217,812
		17,465,059
	Diversified REITs — 2.6%
9,548	Alexander & Baldwin, Inc.	170,241
1,593	Alpine Income Property Trust, Inc.	23,433
6,200	American Assets Trust, Inc.	122,450
10,526	Armada Hoffler Properties, Inc.	72,314
24,828	Broadstone Net Lease, Inc.	398,489
3,806	CTO Realty Growth, Inc.	65,691
25,936	Essential Properties Realty Trust, Inc.	827,618
6,078	Gladstone Commercial Corp.	87,098
25,170	Global Net Lease, Inc.	190,033
1,210	Modiv Industrial, Inc.	17,037
5,165	NexPoint Diversified Real Estate Trust	21,641
2,071	One Liberty Properties, Inc.	49,414
28,755	WP Carey, Inc.	1,793,737
		3,839,196
	Health Care REITs — 16.7%
20,217	Alexandria Real Estate Equities, Inc.	1,468,361
20,944	American Healthcare REIT, Inc.	769,483
25,172	CareTrust REIT, Inc.	770,263
3,301	Community Healthcare Trust, Inc.	54,896
28,512	Diversified Healthcare Trust	102,073
8,259	Global Medical REIT, Inc.	57,235
46,147	Healthcare Realty Trust, Inc.	731,891
91,228	Healthpeak Properties, Inc.	1,597,402
6,031	LTC Properties, Inc.	208,733
78,894	Medical Properties Trust, Inc.	340,033
6,131	National Health Investors, Inc.	429,906
38,001	Omega Healthcare Investors, Inc.	1,392,737
31,244	Sabra Health Care REIT, Inc.	576,139
7,241	Sila Realty Trust, Inc.	171,394
1,673	Universal Health Realty Income Trust	66,870
59,262	Ventas, Inc.	3,742,395
81,579	Welltower, Inc.	12,541,140
		25,020,951
	Hotel & Resort REITs — 2.6%
29,055	Apple Hospitality REIT, Inc.	339,072
7,752	Braemar Hotels & Resorts, Inc.	18,992
6,434	Chatham Lodging Trust	44,845
27,091	DiamondRock Hospitality Co.	207,517
91,095	Host Hotels & Resorts, Inc.	1,399,219
26,248	Park Hotels & Resorts, Inc.	268,517
Shares	Description	Value

	Hotel & Resort REITs (Continued)
15,585	Pebblebrook Hotel Trust	$155,694
19,672	RLJ Lodging Trust	143,212
7,879	Ryman Hospitality Properties, Inc.	777,421
21,893	Service Properties Trust	52,324
14,350	Summit Hotel Properties, Inc.	73,042
26,113	Sunstone Hotel Investors, Inc.	226,661
12,961	Xenia Hotels & Resorts, Inc.	162,920
		3,869,436
	Industrial REITs — 12.7%
34,397	Americold Realty Trust, Inc.	572,022
6,886	EastGroup Properties, Inc.	1,150,788
17,386	First Industrial Realty Trust, Inc.	836,788
7,734	Industrial Logistics Properties Trust	35,190
3,678	Innovative Industrial Properties, Inc.	203,099
7,804	Lineage, Inc.	339,630
38,837	LXP Industrial Trust	320,794
5,204	Plymouth Industrial REIT, Inc.	83,576
121,850	Prologis, Inc.	12,808,872
31,006	Rexford Industrial Realty, Inc.	1,102,883
24,506	STAG Industrial, Inc.	889,078
13,568	Terreno Realty Corp.	760,758
		19,103,478
	Multi-Family Residential REITs — 10.7%
17,119	Apartment Investment and Management Co., Class A	148,079
18,671	AvalonBay Communities, Inc.	3,799,549
1,515	BRT Apartments Corp.	23,695
14,029	Camden Property Trust	1,580,928
2,198	Centerspace	132,298
11,576	Elme Communities	184,058
44,903	Equity Residential	3,030,503
8,454	Essex Property Trust, Inc.	2,395,864
30,647	Independence Realty Trust, Inc.	542,145
15,371	Mid-America Apartment Communities, Inc.	2,275,062
2,889	NexPoint Residential Trust, Inc.	96,261
39,589	UDR, Inc.	1,616,419
10,653	Veris Residential, Inc.	158,623
		15,983,484
	Office REITs — 4.1%
22,711	Brandywine Realty Trust	97,430
19,127	BXP, Inc.	1,290,499
5,303	City Office REIT, Inc.	28,318
14,792	COPT Defense Properties	407,963
22,050	Cousins Properties, Inc.	662,162
21,988	Douglas Emmett, Inc.	330,700
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
5,539	Easterly Government Properties, Inc.	$122,966
18,037	Empire State Realty Trust, Inc., Class A	145,919
10,614	Franklin Street Properties Corp.	17,407
14,158	Highwoods Properties, Inc.	440,172
44,436	Hudson Pacific Properties, Inc. (a)	121,755
9,592	JBG SMITH Properties	165,942
13,979	Kilroy Realty Corp.	479,619
1,946	NET Lease Office Properties (a)	63,342
6,719	Orion Properties, Inc.	14,311
24,181	Paramount Group, Inc. (a)	147,504
4,828	Peakstone Realty Trust	63,778
16,336	Piedmont Realty Trust, Inc.	119,089
2,940	Postal Realty Trust, Inc., Class A	43,306
9,325	SL Green Realty Corp.	577,218
21,929	Vornado Realty Trust	838,565
		6,177,965
	Other Specialized REITs — 9.1%
9,989	EPR Properties	581,959
5,396	Farmland Partners, Inc.	62,108
13,193	Four Corners Property Trust, Inc.	355,024
36,089	Gaming and Leisure Properties, Inc.	1,684,634
4,421	Gladstone Land Corp.	44,962
38,743	Iron Mountain, Inc.	3,973,869
11,552	Lamar Advertising Co., Class A	1,401,951
15,792	Millrose Properties, Inc.	450,230
18,209	Outfront Media, Inc.	297,171
6,027	Safehold, Inc.	93,780
32,231	Uniti Group, Inc. (a)	139,238
138,760	VICI Properties, Inc.	4,523,576
		13,608,502
	Retail REITs — 16.6%
17,197	Acadia Realty Trust	319,348
14,419	Agree Realty Corp.	1,053,452
282	Alexander’s, Inc.	63,540
40,190	Brixmor Property Group, Inc.	1,046,548
1,870	CBL & Associates Properties, Inc.	47,479
12,435	Curbline Properties Corp.	283,891
10,195	Federal Realty Investment Trust	968,423
2,207	FrontView REIT, Inc.	26,484
6,698	Getty Realty Corp.	185,133
10,186	InvenTrust Properties Corp.	279,096
88,833	Kimco Realty Corp.	1,867,270
28,864	Kite Realty Group Trust	653,770
33,176	Macerich (The) Co.	536,788
Shares	Description	Value

	Retail REITs (Continued)
10,729	NETSTREIT Corp.	$181,642
24,680	NNN REIT, Inc.	1,065,682
16,466	Phillips Edison & Co., Inc.	576,804
118,586	Realty Income Corp.	6,831,740
21,453	Regency Centers Corp.	1,528,097
1,590	Saul Centers, Inc.	54,283
40,291	Simon Property Group, Inc.	6,477,181
6,198	SITE Centers Corp.	70,099
14,861	Tanger, Inc.	454,449
16,513	Urban Edge Properties	308,133
5,881	Whitestone REIT	73,395
		24,952,727
	Self-Storage REITs — 7.8%
29,934	CubeSmart	1,272,195
27,866	Extra Space Storage, Inc.	4,108,563
9,238	National Storage Affiliates Trust	295,524
20,733	Public Storage	6,083,476
		11,759,758
	Single-Family Residential REITs — 5.1%
41,731	American Homes 4 Rent, Class A	1,505,237
25,106	Equity LifeStyle Properties, Inc.	1,548,287
74,854	Invitation Homes, Inc.	2,455,211
15,756	Sun Communities, Inc.	1,992,977
10,267	UMH Properties, Inc.	172,383
		7,674,095
	Total Common Stocks	149,454,651
	(Cost $175,958,353)
MONEY MARKET FUNDS — 0.1%
79,659	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	79,659
	(Cost $79,659)

	Total Investments — 99.7%	149,534,310
	(Cost $176,038,012)
	Net Other Assets and Liabilities — 0.3%	497,058
	Net Assets — 100.0%	$150,031,368

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 149,454,651	$ 149,454,651	$ —	$ —
Money Market Funds	79,659	79,659	—	—
Total Investments	$149,534,310	$149,534,310	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 3.0%
1,859,651	Primo Brands Corp.	$55,082,863
	Building Products — 12.4%
538,522	A.O. Smith Corp.	35,310,887
482,103	Advanced Drainage Systems, Inc.	55,374,351
829,750	Fortune Brands Innovations, Inc.	42,715,530
952,406	Masco Corp.	61,296,850
1,010,470	Zurn Elkay Water Solutions Corp.	36,952,888
		231,650,506
	Chemicals — 5.5%
266,168	Ecolab, Inc.	71,716,306
213,121	Hawkins, Inc.	30,284,494
		102,000,800
	Commercial Services & Supplies — 6.3%
1,226,480	Tetra Tech, Inc.	44,104,221
717,742	Veralto Corp.	72,456,055
		116,560,276
	Construction & Engineering — 9.3%
626,203	AECOM	70,673,270
629,707	Stantec, Inc. (a)	68,436,557
102,767	Valmont Industries, Inc.	33,560,619
		172,670,446
	Electronic Equipment, Instruments & Components — 4.6%
170,213	Badger Meter, Inc.	41,693,674
328,781	Itron, Inc. (b)	43,277,443
		84,971,117
	Health Care Equipment & Supplies — 4.7%
163,808	IDEXX Laboratories, Inc. (b)	87,856,783
	Life Sciences Tools & Services — 7.1%
559,740	Agilent Technologies, Inc.	66,054,918
189,754	Waters Corp. (b)	66,231,736
		132,286,654
	Machinery — 20.4%
350,474	Franklin Electric Co., Inc.	31,451,537
322,398	IDEX Corp.	56,603,417
169,358	Lindsay Corp.	24,429,891
669,761	Mueller Industries, Inc.	53,225,907
1,389,789	Mueller Water Products, Inc., Class A	33,410,527
665,092	Pentair PLC	68,278,345
Shares	Description	Value

	Machinery (Continued)
166,842	Watts Water Technologies, Inc., Class A	$41,024,779
547,039	Xylem, Inc.	70,764,965
		379,189,368
	Multi-Utilities — 2.3%
7,489,737	Algonquin Power & Utilities Corp. (a)	42,916,193
	Software — 3.7%
122,501	Roper Technologies, Inc.	69,438,467
	Trading Companies & Distributors — 8.1%
1,052,763	Core & Main, Inc., Class A (b)	63,534,247
403,391	Ferguson Enterprises, Inc.	87,838,390
		151,372,637
	Water Utilities — 12.5%
292,338	American States Water Co.	22,410,631
526,601	American Water Works Co., Inc.	73,255,465
492,312	California Water Service Group	22,390,350
1,388,925	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	30,514,682
1,649,596	Essential Utilities, Inc.	61,265,996
424,826	H2O America	22,078,207
		231,915,331
	Total Common Stocks	1,857,911,441
	(Cost $1,467,894,336)
MONEY MARKET FUNDS — 0.1%
899,136	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	899,136
	(Cost $899,136)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$46,190,555	JPMorgan Chase & Co., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $46,196,188. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $47,114,369. (d)	$46,190,555
	(Cost $46,190,555)

	Total Investments — 102.5%	1,905,001,132
	(Cost $1,514,984,027)
	Net Other Assets and Liabilities — (2.5)%	(45,893,024)
	Net Assets — 100.0%	$1,859,108,108

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $44,770,702 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $46,190,555.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,857,911,441	$ 1,857,911,441	$ —	$ —
Money Market Funds	899,136	899,136	—	—
Repurchase Agreements	46,190,555	—	46,190,555	—
Total Investments	$1,905,001,132	$1,858,810,577	$46,190,555	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$44,770,702
Non-cash Collateral(2)	(44,770,702)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$46,190,555
Non-cash Collateral(4)	(46,190,555)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 2.6%
104,706	National Fuel Gas Co.	$8,869,645
	Oil, Gas & Consumable Fuels — 97.3%
318,688	Antero Resources Corp. (a)	12,836,753
629,054	APA Corp.	11,505,398
3,834,289	Baytex Energy Corp. (b)	6,863,377
114,850	BKV Corp. (a)	2,770,182
109,745	Chord Energy Corp.	10,628,803
255,620	Civitas Resources, Inc.	7,034,662
254,985	CNX Resources Corp. (a)	8,587,895
194,293	Comstock Resources, Inc. (a)	5,376,087
166,589	ConocoPhillips	14,949,697
507,873	Coterra Energy, Inc.	12,889,817
588,625	Crescent Energy Co., Class A	5,062,175
421,611	Devon Energy Corp.	13,411,446
97,879	Diamondback Energy, Inc.	13,448,575
130,960	EOG Resources, Inc.	15,664,126
253,810	EQT Corp.	14,802,199
116,946	Expand Energy Corp.	13,675,665
219,688	Granite Ridge Resources, Inc.	1,399,412
30,087	Gulfport Energy Corp. (a)	6,052,602
384,278	Hess Midstream, L.P., Class A (c) (d)	14,798,546
2,231,279	Kosmos Energy Ltd. (a)	3,837,800
344,551	Magnolia Oil & Gas Corp., Class A	7,745,506
220,079	Matador Resources Co.	10,502,170
373,597	Murphy Oil Corp.	8,405,932
201,283	Northern Oil & Gas, Inc.	5,706,373
343,671	Obsidian Energy Ltd. (a)	1,907,374
348,658	Occidental Petroleum Corp.	14,647,123
321,700	Ovintiv, Inc.	12,240,685
881,187	Permian Resources Corp.	12,001,767
2,131	PrimeEnergy Resources Corp. (a)	311,936
270,470	Range Resources Corp.	11,000,015
32,078	Riley Exploration Permian, Inc.	841,406
209,758	SandRidge Energy, Inc.	2,269,581
281,160	SM Energy Co.	6,947,464
632,176	Vermilion Energy, Inc. (b)	4,602,241
221,262	Vital Energy, Inc. (a)	3,560,106
137,642	Vitesse Energy, Inc. (b)	3,040,512
380,168	Western Midstream Partners, L.P. (d)	14,712,502
631,824	Woodside Energy Group Ltd., ADR (b)	9,749,044
		325,786,954
	Total Common Stocks	334,656,599
	(Cost $395,152,208)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
209,847	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (e)	$209,847
	(Cost $209,847)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$7,719,794	Bank of America Corp., 4.39% (e), dated 06/30/25, due 07/01/25, with a maturity value of $7,720,735. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $7,874,190. (f)	7,719,794
	(Cost $7,719,794)

	Total Investments — 102.3%	342,586,240
	(Cost $403,081,849)
	Net Other Assets and Liabilities — (2.3)%	(7,677,585)
	Net Assets — 100.0%	$334,908,655

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,393,066 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,719,794.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership.
(e)	Rate shown reflects yield as of June 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 334,656,599	$ 334,656,599	$ —	$ —
Money Market Funds	209,847	209,847	—	—
Repurchase Agreements	7,719,794	—	7,719,794	—
Total Investments	$342,586,240	$334,866,446	$7,719,794	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,393,066
Non-cash Collateral(2)	(7,393,066)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,719,794
Non-cash Collateral(4)	(7,719,794)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.5%
15,676	1st Source Corp.	$973,009
6,684	ACNB Corp.	286,343
19,522	Amalgamated Financial Corp.	609,086
10,642	Arrow Financial Corp.	281,161
21,215	BancFirst Corp.	2,622,598
29,809	Bancorp (The), Inc. (a)	1,698,219
6,329	Bank First Corp.	744,607
10,349	Bank of Marin Bancorp	236,371
71,871	Bank OZK	3,382,249
6,030	Bank7 Corp.	252,235
22,068	Banner Corp.	1,415,662
7,024	BayCom Corp.	194,635
17,512	Bridgewater Bancshares, Inc. (a)	278,616
9,576	Burke & Herbert Financial Services Corp.	571,974
18,951	Business First Bancshares, Inc.	467,142
2,068	C&F Financial Corp.	127,658
20,685	California BanCorp (a)	325,996
10,787	Camden National Corp.	437,736
10,571	Capital Bancorp, Inc.	354,974
10,884	Capital City Bank Group, Inc.	428,285
84,751	Capitol Federal Financial, Inc.	516,981
14,780	Carter Bankshares, Inc. (a)	256,285
44,743	Cathay General Bancorp	2,037,149
3,057	Chemung Financial Corp.	148,173
9,563	ChoiceOne Financial Services, Inc.	274,458
9,888	Citizens & Northern Corp.	187,279
3,068	Citizens Financial Services, Inc.	180,153
9,242	City Holding Co.	1,131,406
9,904	Civista Bancshares, Inc.	229,773
13,389	CNB Financial Corp.	306,073
9,589	Coastal Financial Corp. (a)	928,886
66,963	Columbia Financial, Inc. (a)	971,633
85,151	Commerce Bancshares, Inc.	5,293,838
11,558	Community Trust Bancorp, Inc.	611,649
12,165	Community West Bancshares	237,339
24,551	ConnectOne Bancorp, Inc.	568,601
87,944	CVB Financial Corp.	1,740,412
27,964	Dime Community Bancshares, Inc.	753,350
19,386	Eagle Bancorp, Inc.	377,639
134,714	Eastern Bankshares, Inc.	2,057,083
23,570	Enterprise Financial Services Corp.	1,298,707
5,400	Esquire Financial Holdings, Inc.	511,164
24,021	Farmers National Banc Corp.	331,250
12,660	FB Bancorp, Inc. (a) (b)	142,425
12,834	Financial Institutions, Inc.	329,577
26,434	First Bancorp	1,165,475
Shares	Description	Value

	Banks (Continued)
15,958	First Bank	$246,870
57,111	First Busey Corp.	1,306,985
5,309	First Business Financial Services, Inc.	268,954
11,665	First Community Bankshares, Inc.	456,918
61,097	First Financial Bancorp	1,482,213
91,292	First Financial Bankshares, Inc.	3,284,686
7,563	First Financial Corp.	409,839
80,232	First Hawaiian, Inc.	2,002,591
5,550	First Internet Bancorp	149,295
66,937	First Interstate BancSystem, Inc., Class A	1,929,124
37,210	First Merchants Corp.	1,425,143
15,309	First Mid Bancshares, Inc.	573,934
6,200	First Western Financial, Inc. (a)	139,872
17,763	Firstsun Capital Bancorp (a) (b)	617,264
13,632	Five Star Bancorp	389,057
21,556	Flushing Financial Corp.	256,085
4,912	FS Bancorp, Inc.	193,435
116,018	Fulton Financial Corp.	2,092,965
23,919	German American Bancorp, Inc.	921,121
7,319	Great Southern Bancorp, Inc.	430,211
10,866	Greene County Bancorp, Inc.	241,443
54,656	Hancock Whitney Corp.	3,137,254
19,281	Hanmi Financial Corp.	475,855
27,500	HarborOne Bancorp, Inc.	321,200
20,100	HBT Financial, Inc.	506,721
39,309	Heritage Commerce Corp.	390,338
21,765	Heritage Financial Corp.	518,878
1,392	Hingham Institution for Savings (The) (b)	345,703
4,979	Home Bancorp, Inc.	257,813
81,723	Hope Bancorp, Inc.	876,888
28,142	Horizon Bancorp, Inc.	432,824
27,198	Independent Bank Corp.	1,710,346
13,224	Independent Bank Corp.	428,590
39,658	International Bancshares Corp.	2,639,637
41,214	Kearny Financial Corp.	266,242
16,310	Lakeland Financial Corp.	1,002,250
10,361	Mercantile Bank Corp.	480,854
16,211	Metrocity Bankshares, Inc.	463,310
14,600	Mid Penn Bancorp, Inc.	411,720
13,658	Midland States Bancorp, Inc.	236,557
13,285	MidWestOne Financial Group, Inc.	382,209
8,293	MVB Financial Corp.	186,841
25,891	NB Bancorp, Inc. (a)	462,413
33,392	NBT Bancorp, Inc.	1,387,438
5,441	Northeast Bank	484,195
8,949	Northeast Community Bancorp, Inc.	208,020
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
27,203	Northfield Bancorp, Inc.	$312,290
3,523	Northrim BanCorp, Inc.	328,555
81,529	Northwest Bancshares, Inc.	1,041,941
5,910	Norwood Financial Corp.	152,360
37,259	OceanFirst Financial Corp.	656,131
28,754	Old Second Bancorp, Inc.	510,096
12,450	Orrstown Financial Services, Inc.	396,284
61,941	Pacific Premier Bancorp, Inc.	1,306,336
15,218	Pathward Financial, Inc.	1,204,048
9,182	PCB Bancorp	192,638
11,319	Peapack-Gladstone Financial Corp.	319,762
22,748	Peoples Bancorp, Inc.	694,724
6,379	Peoples Financial Services Corp.	314,931
3,784	Plumas Bancorp (b)	168,237
15,307	Ponce Financial Group, Inc. (a)	211,849
8,380	Preferred Bank	725,247
15,778	Primis Financial Corp.	171,191
10,805	QCR Holdings, Inc.	733,660
11,321	RBB Bancorp	194,834
11,088	Republic Bancorp, Inc., Class A	810,644
24,462	S&T Bancorp, Inc.	925,153
54,874	Seacoast Banking Corp. of Florida	1,515,620
21,299	Shore Bancshares, Inc.	334,820
8,819	Sierra Bancorp	261,836
80,380	Simmons First National Corp., Class A	1,524,005
10,356	South Plains Financial, Inc.	373,230
5,213	Southern First Bancshares, Inc. (a)	198,250
7,211	Southern Missouri Bancorp, Inc.	395,019
18,807	Stock Yards Bancorp, Inc.	1,485,377
29,295	Texas Capital Bancshares, Inc. (a)	2,326,023
179,225	TFS Financial Corp.	2,320,964
8,828	Third Coast Bancshares, Inc. (a)	288,411
48,117	TowneBank	1,644,639
20,970	TriCo Bancshares	849,075
14,946	Triumph Financial, Inc. (a)	823,674
12,138	TrustCo Bank Corp.	405,652
38,596	Trustmark Corp.	1,407,210
90,660	United Bankshares, Inc.	3,302,744
6,402	Unity Bancorp, Inc.	301,406
18,431	Univest Financial Corp.	553,667
12,795	USCB Financial Holdings, Inc.	211,629
34,635	Veritex Holdings, Inc.	903,974
20,753	VersaBank	236,584
51,155	WaFd, Inc.	1,497,818
12,311	Washington Trust Bancorp, Inc.	348,155
Shares	Description	Value

	Banks (Continued)
61,056	WesBanco, Inc.	$1,931,201
10,800	West BanCorp, Inc.	212,004
16,708	Westamerica BanCorp	809,336
42,714	Wintrust Financial Corp.	5,295,682
36,234	WSFS Financial Corp.	1,992,870
		120,229,201
	Financial Services — 1.4%
8,526	Cass Information Systems, Inc.	370,455
29,281	Merchants Bancorp	968,322
16,811	NewtekOne, Inc. (b)	189,628
12,174	Waterstone Financial, Inc.	168,123
		1,696,528
	Total Common Stocks	121,925,729
	(Cost $128,228,820)
MONEY MARKET FUNDS — 0.1%
69,542	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	69,542
	(Cost $69,542)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$670,450	Bank of America Corp., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $670,532. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $683,859. (d)	670,450
	(Cost $670,450)

	Total Investments — 100.5%	122,665,721
	(Cost $128,968,812)
	Net Other Assets and Liabilities — (0.5)%	(600,952)
	Net Assets — 100.0%	$122,064,769

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $655,010 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $670,450.

See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 121,925,729	$ 121,925,729	$ —	$ —
Money Market Funds	69,542	69,542	—	—
Repurchase Agreements	670,450	—	670,450	—
Total Investments	$122,665,721	$121,995,271	$670,450	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$655,010
Non-cash Collateral(2)	(655,010)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$670,450
Non-cash Collateral(4)	(670,450)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$1,902,394,196	$2,735,344,372	$1,117,716,276
Cash	—	—	—
Receivables:
Dividends	614,581	413,764	525,188
Securities lending income	4,714	2,662	—
Capital shares sold	—	—	—
Reclaims	—	—	—
Prepaid expenses	5,666	9,477	2,250
Total Assets	1,903,019,157	2,735,770,275	1,118,243,714

LIABILITIES:
Payables:
Collateral for securities on loan	11,264,084	6,327,418	—
Investment advisory fees	605,182	858,340	363,786
Licensing fees	442,405	655,363	231,295
Shareholder reporting fees	18,785	11,815	15,646
Audit and tax fees	14,590	14,470	14,470
Trustees’ fees	2,555	3,152	1,962
Investment securities purchased	—	—	—
Other liabilities	219,142	297,383	126,683
Total Liabilities	12,566,743	8,167,941	753,842
NET ASSETS	$1,890,452,414	$2,727,602,334	$1,117,489,872

NET ASSETS consist of:
Paid-in capital	$1,692,607,244	$2,710,871,430	$1,035,355,206
Par value	138,500	128,000	113,000
Accumulated distributable earnings (loss)	197,706,670	16,602,904	82,021,666
NET ASSETS	$1,890,452,414	$2,727,602,334	$1,117,489,872
NET ASSET VALUE, per share	$136.49	$213.09	$98.89
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	13,850,002	12,800,002	11,300,002
Investments, at cost	$1,534,968,510	$2,388,277,067	$1,042,558,772
Securities on loan, at value	$10,758,297	$6,028,373	$—
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$440,608,487	$149,534,310	$1,905,001,132	$342,586,240	$122,665,721
—	503	—	—	—

117,392	576,395	1,163,967	304,832	175,662
75,888	—	18,770	6,256	690
—	1,351,633	—	—	—
174,841	—	162,425	—	—
3,229	3,902	7,040	4,199	2,216
440,979,837	151,466,743	1,906,353,334	342,901,527	122,844,289

39,860,194	—	46,190,555	7,719,794	670,450
129,576	36,683	603,681	112,051	34,351
95,462	4,285	216,719	80,497	23,822
67,277	4,869	7,487	14,898	9,450
14,678	17,197	14,558	15,561	14,470
2,167	1,991	2,490	2,059	1,971
—	1,346,687	—	—	—
46,067	23,663	209,736	48,012	25,006
40,215,421	1,435,375	47,245,226	7,992,872	779,520
$400,764,416	$150,031,368	$1,859,108,108	$334,908,655	$122,064,769

$1,557,700,535	$178,537,703	$1,568,154,758	$958,911,550	$150,835,576
122,500	55,500	172,000	144,984	22,500
(1,157,058,619)	(28,561,835)	290,781,350	(624,147,879)	(28,793,307)
$400,764,416	$150,031,368	$1,859,108,108	$334,908,655	$122,064,769
$32.72	$27.03	$108.09	$23.10	$54.25
12,250,002	5,550,002	17,200,002	14,498,365	2,250,002
$811,862,089	$176,038,012	$1,514,984,027	$403,081,849	$128,968,812
$39,537,787	$—	$44,770,702	$7,393,066	$655,010
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$9,163,280	$8,920,544	$3,539,577
Securities lending income (net of fees)	12,964	36,398	—
Foreign withholding tax	(40,474)	(159,014)	—
Total investment income	9,135,770	8,797,928	3,539,577

EXPENSES:
Investment advisory fees	3,623,277	6,361,532	1,036,090
Licensing fees	909,597	1,607,232	258,196
Accounting and administration fees	379,590	602,979	118,020
Shareholder reporting fees	47,048	79,227	15,429
Transfer agent fees	35,042	52,385	12,557
Custodian fees	18,824	25,224	7,781
Legal fees	17,207	34,579	6,062
Audit and tax fees	14,556	14,509	14,509
Listing fees	6,218	6,218	6,218
Trustees’ fees and expenses	4,709	5,709	3,751
Other expenses	14,535	28,856	1,980
Total expenses	5,070,603	8,818,450	1,480,593
Less fees waived by the investment advisor	—	—	—
Net expenses	5,070,603	8,818,450	1,480,593
NET INVESTMENT INCOME (LOSS)	4,065,167	(20,522)	2,058,984

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,860,407	(43,110,070)	(583,573)
In-kind redemptions	65,270,751	255,098,488	34,010,951
Foreign currency transactions	—	—	—
Net realized gain (loss)	71,131,158	211,988,418	33,427,378
Net change in unrealized appreciation (depreciation) on:
Investments	91,461,383	(10,732,667)	59,309,621
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	91,461,383	(10,732,667)	59,309,621
NET REALIZED AND UNREALIZED GAIN (LOSS)	162,592,541	201,255,751	92,736,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,657,708	$201,235,229	$94,795,983
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$1,390,178	$3,233,563	$11,327,177	$5,672,086	$1,644,338
454,205	—	60,384	48,171	4,953
(102,147)	—	(113,793)	(42,554)	(115)
1,742,236	3,233,563	11,273,768	5,677,703	1,649,176

861,896	232,448	3,513,348	746,664	224,691
217,574	61,604	439,162	186,663	50,765
99,815	38,057	369,221	86,717	28,612
67,367	16,601	64,482	27,302	14,497
10,774	3,874	34,355	9,333	2,809
5,773	4,628	22,275	5,522	6,133
5,398	1,556	16,098	3,584	1,026
14,587	17,236	14,540	15,537	14,509
6,218	5,251	6,538	6,538	6,218
4,010	3,784	4,641	3,908	3,753
6,046	1,332	12,280	3,385	1,184
1,299,458	386,371	4,496,940	1,095,153	354,197
(6,614)	—	—	—	(17,160)
1,292,844	386,371	4,496,940	1,095,153	337,037
449,392	2,847,192	6,776,828	4,582,550	1,312,139

(125,658,636)	(1,406,175)	(21,447,374)	(4,573,817)	(1,580,228)
(29,524,946)	1,317,331	18,059,078	6,698,474	3,267,863
—	—	—	847	(22)
(155,183,582)	(88,844)	(3,388,296)	2,125,504	1,687,613

129,179,647	(2,808,227)	104,900,792	(34,233,356)	(5,131,138)
—	—	—	617	—
129,179,647	(2,808,227)	104,900,792	(34,232,739)	(5,131,138)
(26,003,935)	(2,897,071)	101,512,496	(32,107,235)	(3,443,525)
$(25,554,543)	$(49,879)	$108,289,324	$(27,524,685)	$(2,131,386)
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$4,065,167	$11,501,351	$(20,522)	$79,781
Net realized gain (loss)	71,131,158	294,208,596	211,988,418	582,809,057
Net change in unrealized appreciation (depreciation)	91,461,383	(165,972,049)	(10,732,667)	(318,955,072)
Net increase (decrease) in net assets resulting from operations	166,657,708	139,737,898	201,235,229	263,933,766

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,040,485)	(11,755,236)	(161,850)	(887,760)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	93,989,175	389,947,899	519,965,026	1,509,422,543
Cost of shares redeemed	(225,759,324)	(920,601,166)	(1,800,354,213)	(1,458,791,578)
Net increase (decrease) in net assets resulting from shareholder transactions	(131,770,149)	(530,653,267)	(1,280,389,187)	50,630,965
Total increase (decrease) in net assets	30,847,074	(402,670,605)	(1,079,315,808)	313,676,971

NET ASSETS:
Beginning of period	1,859,605,340	2,262,275,945	3,806,918,142	3,493,241,171
End of period	$1,890,452,414	$1,859,605,340	$2,727,602,334	$3,806,918,142

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,900,002	19,250,002	20,250,002	19,900,002
Shares sold	750,000	3,200,000	3,000,000	8,000,000
Shares redeemed	(1,800,000)	(7,550,000)	(10,450,000)	(7,650,000)
Shares outstanding, end of period	13,850,002	14,900,002	12,800,002	20,250,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$2,058,984	$1,304,304	$449,392	$2,399,169	$2,847,192	$4,161,027	$6,776,828	$11,994,920
33,427,378	16,679,825	(155,183,582)	(280,116,665)	(88,844)	626,104	(3,388,296)	85,712,751
59,309,621	(8,920,855)	129,179,647	70,482,889	(2,808,227)	3,167,351	104,900,792	26,154,794
94,795,983	9,063,274	(25,554,543)	(207,234,607)	(49,879)	7,954,482	108,289,324	123,862,465

(2,031,576)	(1,339,342)	(486,980)	(5,762,256)	(1,721,801)	(5,240,417)	(5,994,421)	(12,067,301)

1,098,874,728	4,586,994	1,627,435	22,072,016	12,287,491	99,035,619	35,906,534	452,458,721
(185,977,106)	(76,873,236)	(123,260,709)	(399,688,352)	(37,005,681)	(48,441,699)	(54,896,395)	(305,706,026)
912,897,622	(72,286,242)	(121,633,274)	(377,616,336)	(24,718,190)	50,593,920	(18,989,861)	146,752,695
1,005,662,029	(64,562,310)	(147,674,797)	(590,613,199)	(26,489,870)	53,307,985	83,305,042	258,547,859

111,827,843	176,390,153	548,439,213	1,139,052,412	176,521,238	123,213,253	1,775,803,066	1,517,255,207
$1,117,489,872	$111,827,843	$400,764,416	$548,439,213	$150,031,368	$176,521,238	$1,859,108,108	$1,775,803,066

1,200,002	2,000,002	16,150,002	27,000,002	6,450,002	4,700,002	17,400,002	16,000,002
12,100,000	50,000	50,000	600,000	450,000	3,500,000	350,000	4,400,000
(2,000,000)	(850,000)	(3,950,000)	(11,450,000)	(1,350,000)	(1,750,000)	(550,000)	(3,000,000)
11,300,002	1,200,002	12,250,002	16,150,002	5,550,002	6,450,002	17,200,002	17,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$4,582,550	$8,149,654	$1,312,139	$2,336,081
Net realized gain (loss)	2,125,504	1,066,360	1,687,613	(4,106,691)
Net change in unrealized appreciation (depreciation)	(34,232,739)	2,404,120	(5,131,138)	9,759,343
Net increase (decrease) in net assets resulting from operations	(27,524,685)	11,620,134	(2,131,386)	7,988,733

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,072,757)	(10,526,845)	(1,254,871)	(2,383,753)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	60,117,356	111,918,224	53,323,424	75,880,516
Cost of shares redeemed	(94,984,114)	(186,999,554)	(50,119,566)	(51,430,001)
Net increase (decrease) in net assets resulting from shareholder transactions	(34,866,758)	(75,081,330)	3,203,858	24,450,515
Total increase (decrease) in net assets	(67,464,200)	(73,988,041)	(182,399)	30,055,495

NET ASSETS:
Beginning of period	402,372,855	476,360,896	122,247,168	92,191,673
End of period	$334,908,655	$402,372,855	$122,064,769	$122,247,168

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,348,365	19,598,365	2,200,002	1,850,002
Shares sold	2,350,000	4,400,000	1,000,000	1,450,000
Shares redeemed	(4,200,000)	(7,650,000)	(950,000)	(1,100,000)
Shares outstanding, end of period	14,498,365	16,348,365	2,250,002	2,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$124.81	$117.52	$88.69	$118.42	$100.88	$73.78
Income from investment operations:
Net investment income (loss)	0.28 (a)	0.69 (a)	0.85 (a)	0.60	0.28	0.34
Net realized and unrealized gain (loss)	11.68	7.31	28.80	(29.74)	17.54	27.11
Total from investment operations	11.96	8.00	29.65	(29.14)	17.82	27.45
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.71)	(0.82)	(0.59)	(0.28)	(0.35)
Net asset value, end of period	$136.49	$124.81	$117.52	$88.69	$118.42	$100.88
Total return (b)	9.61%	6.81%	33.51%	(24.62)%	17.67%	37.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,890,452	$1,859,605	$2,262,276	$1,086,493	$1,391,414	$1,175,270
Ratio of total expenses to average net assets	0.56% (c)	0.55%	0.57%	0.58%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	0.45% (c)	0.56%	0.82%	0.61%	0.25%	0.41%
Portfolio turnover rate (d)	12%	26%	34%	33%	23%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$188.00	$175.54	$105.36	$175.32	$138.14	$100.08
Income from investment operations:
Net investment income (loss)	(0.00) (a) (b)	0.00 (a) (b)	0.20 (b)	0.18	0.02	0.58
Net realized and unrealized gain (loss)	25.10	12.50	70.22	(69.98)	37.19	38.09
Total from investment operations	25.10	12.50	70.42	(69.80)	37.21	38.67
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.04)	(0.24)	(0.16)	(0.03)	(0.61)
Net asset value, end of period	$213.09	$188.00	$175.54	$105.36	$175.32	$138.14
Total return (c)	13.36%	7.12%	66.89%	(39.81)%	26.94%	38.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,727,602	$3,806,918	$3,493,241	$1,359,137	$4,049,807	$3,349,911
Ratio of total expenses to average net assets	0.55% (d)	0.54%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	(0.00)% (d) (e)	0.00% (e)	0.14%	0.12%	0.01%	0.50%
Portfolio turnover rate (f)	12%	28%	36%	28%	25%	31%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Amount is less than 0.01%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$93.19	$88.19	$76.39	$88.47	$79.43	$58.39
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.86 (a)	0.96 (a)	0.66	0.35	0.22
Net realized and unrealized gain (loss)	5.69	5.05	11.81	(12.04)	9.00	21.04
Total from investment operations	6.06	5.91	12.77	(11.38)	9.35	21.26
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.91)	(0.97)	(0.70)	(0.31)	(0.22)
Net asset value, end of period	$98.89	$93.19	$88.19	$76.39	$88.47	$79.43
Total return (b)	6.51%	6.73%	16.77%	(12.85)%	11.80%	36.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,117,490	$111,828	$176,390	$133,682	$137,135	$146,938
Ratio of total expenses to average net assets	0.57% (c)	0.61%	0.62%	0.63%	0.62%	0.62%
Ratio of net expenses to average net assets	0.57% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.79% (c)	0.95%	1.16%	0.86%	0.40%	0.34%
Portfolio turnover rate (d)	7%	27%	32%	35%	25%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.96	$42.19	$47.18	$67.96	$70.17	$24.91
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.12 (a)	0.22 (a)	0.07	(0.13)	0.11
Net realized and unrealized gain (loss)	(1.23)	(8.05)	(4.89)	(20.70)	(2.07)	45.36
Total from investment operations	(1.20)	(7.93)	(4.67)	(20.63)	(2.20)	45.47
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.30)	(0.32)	(0.15)	(0.01)	(0.21)
Net asset value, end of period	$32.72	$33.96	$42.19	$47.18	$67.96	$70.17
Total return (b)	(3.53)%	(18.82)%	(9.98)%	(30.37)%	(3.14)%	183.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$400,764	$548,439	$1,139,052	$1,573,504	$2,823,661	$1,999,803
Ratio of total expenses to average net assets	0.60% (c)	0.56%	0.59%	0.58%	0.58%	0.60%
Ratio of net expenses to average net assets	0.60% (c)	0.56%	0.59%	0.58%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets	0.21% (c)	0.33%	0.48%	0.10%	(0.24)%	0.04%
Portfolio turnover rate (d)	11%	29%	17%	36%	28%	43%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.37	$26.22	$23.98	$32.59	$23.23	$26.14
Income from investment operations:
Net investment income (loss)	0.50 (a)	0.78 (a)	0.83 (a)	0.53	0.50	0.52
Net realized and unrealized gain (loss)	(0.53)	1.28	2.26	(8.54)	9.33	(2.72)
Total from investment operations	(0.03)	2.06	3.09	(8.01)	9.83	(2.20)
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.91)	(0.85)	(0.60)	(0.47)	(0.71)
Net asset value, end of period	$27.03	$27.37	$26.22	$23.98	$32.59	$23.23
Total return (b)	(0.12)%	7.96%	13.10%	(24.63)%	42.52%	(8.10)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$150,031	$176,521	$123,213	$133,098	$236,309	$74,344
Ratio of total expenses to average net assets	0.50% (c)	0.49%	0.53%	0.50%	0.51%	0.52%
Ratio of net expenses to average net assets	0.50% (c)	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.67% (c)	2.86%	3.40%	1.84%	2.04%	2.04%
Portfolio turnover rate (d)	3%	7%	6%	8%	6%	6%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$102.06	$94.83	$79.35	$94.74	$72.13	$59.91
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.72 (a)	0.63 (a)	0.53	0.36	0.38
Net realized and unrealized gain (loss)	5.99	7.22	15.50	(15.39)	22.60	12.24
Total from investment operations	6.38	7.94	16.13	(14.86)	22.96	12.62
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.71)	(0.65)	(0.53)	(0.35)	(0.40)
Net asset value, end of period	$108.09	$102.06	$94.83	$79.35	$94.74	$72.13
Total return (b)	6.26%	8.37%	20.39%	(15.65)%	31.89%	21.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,859,108	$1,775,803	$1,517,255	$1,249,781	$1,605,791	$688,794
Ratio of total expenses to average net assets	0.51% (c)	0.51%	0.53%	0.53%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	0.77% (c)	0.70%	0.74%	0.66%	0.47%	0.66%
Portfolio turnover rate (d)	9%	15%	17%	13%	15%	15%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.61	$24.31	$24.50	$17.17	$8.80	$12.05
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.51 (a)	0.61 (a)	0.69	0.20	0.10
Net realized and unrealized gain (loss)	(1.47)	0.47	(0.01)	7.38	8.47	(3.01)
Total from investment operations	(1.18)	0.98	0.60	8.07	8.67	(2.91)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.68)	(0.79)	(0.74)	(0.30)	—
Return of capital	—	—	—	—	—	(0.34)
Total distributions	(0.33)	(0.68)	(0.79)	(0.74)	(0.30)	(0.34)
Net asset value, end of period	$23.10	$24.61	$24.31	$24.50	$17.17	$8.80
Total return (b)	(4.83)%	3.98%	2.55%	47.27%	98.69%	(23.22)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$334,909	$402,373	$476,361	$888,144	$423,225	$103,429
Ratio of total expenses to average net assets	0.59% (c)	0.57%	0.60%	0.60%	0.62% (d)	0.67%
Ratio of net expenses to average net assets	0.59% (c)	0.57%	0.60%	0.60%	0.61% (d)	0.60%
Ratio of net investment income (loss) to average net assets	2.45% (c)	2.02%	2.51%	2.82%	1.41%	1.48%
Portfolio turnover rate (e)	14%	38%	27%	39%	42%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$55.57	$49.83	$52.72	$58.97	$44.75	$51.91
Income from investment operations:
Net investment income (loss)	0.62 (a)	1.28 (a)	1.19 (a)	1.10	1.01	1.11
Net realized and unrealized gain (loss)	(1.35)	5.78	(2.73)	(6.24)	14.20	(7.13)
Total from investment operations	(0.73)	7.06	(1.54)	(5.14)	15.21	(6.02)
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.32)	(1.35)	(1.11)	(0.99)	(1.14)
Net asset value, end of period	$54.25	$55.57	$49.83	$52.72	$58.97	$44.75
Total return (b)	(1.30)%	14.51%	(2.44)%	(8.70)%	34.08%	(11.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$122,065	$122,247	$92,192	$187,140	$117,947	$85,020
Ratio of total expenses to average net assets	0.63% (c)	0.62%	0.67%	0.62%	0.63%	0.64%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.34% (c)	2.53%	2.61%	2.11%	1.82%	2.75%
Portfolio turnover rate (d)	11%	20%	24%	18%	23%	14%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “QQEW”)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)
QCLN operates as a non-diversified series of the Trust. Each of QQEW, QTEC, QQXT, FRI, FIW, FCG and QABA operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq-100 Equal WeightedTM Index
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	ISE-Revere Natural GasTM Index
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, QQEW, QTEC, QCLN, FIW, FCG, and QABA had securities in the securities lending program. During the six months ended June 30, 2025, QQEW, QTEC, QCLN, FIW, FCG, and QABA participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$11,755,236	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	887,760	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,339,342	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	5,762,256	—	—
First Trust S&P REIT Index Fund	5,240,417	—	—
First Trust Water ETF	12,067,301	—	—
First Trust Natural Gas ETF	10,526,845	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,383,753	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$—	$(215,982,595)	$251,072,042
First Trust NASDAQ-100-Technology Sector Index Fund	—	(485,790,608)	301,320,133
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	(25,263,140)	14,520,399
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(597,589,036)	(533,428,060)
First Trust S&P REIT Index Fund	—	(534,322)	(26,255,833)
First Trust Water ETF	—	(67,816,115)	256,302,562
First Trust Natural Gas ETF	—	(543,514,114)	(48,036,323)
First Trust NASDAQ® ABA Community Bank Index Fund	—	(21,651,548)	(3,755,502)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ-100 Equal Weighted Index Fund	$215,982,595
First Trust NASDAQ-100-Technology Sector Index Fund	485,790,608

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$25,263,140
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	597,589,036
First Trust S&P REIT Index Fund	534,322
First Trust Water ETF	67,816,115
First Trust Natural Gas ETF	543,514,114
First Trust NASDAQ® ABA Community Bank Index Fund	21,651,548
During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust S&P REIT Index Fund	$333,487
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$1,534,968,510	$429,322,171	$(61,896,485)	$367,425,686
First Trust NASDAQ-100-Technology Sector Index Fund	2,388,277,067	466,037,604	(118,970,299)	347,067,305
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,042,558,772	97,015,221	(21,857,717)	75,157,504
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	811,862,089	43,768,588	(415,022,190)	(371,253,602)
First Trust S&P REIT Index Fund	176,038,012	6,286,332	(32,790,034)	(26,503,702)
First Trust Water ETF	1,514,984,027	444,052,005	(54,034,900)	390,017,105
First Trust Natural Gas ETF	403,081,849	28,093,215	(88,588,824)	(60,495,609)
First Trust NASDAQ® ABA Community Bank Index Fund	128,968,812	3,585,759	(9,888,850)	(6,303,091)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	Nasdaq, Inc.
First Trust Natural Gas ETF	Nasdaq, Inc.
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	QQEW	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.36%	0.2700%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.

Expense Cap
First Trust NASDAQ-100 Equal Weighted Index Fund	0.60%
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$215,441,153	$214,592,791
First Trust NASDAQ-100-Technology Sector Index Fund	388,478,068	389,790,750
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	38,843,169	38,457,818
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	48,828,011	48,591,357
First Trust S&P REIT Index Fund	6,585,950	4,741,542
First Trust Water ETF	167,399,877	166,670,243
First Trust Natural Gas ETF	54,138,946	53,612,586
First Trust NASDAQ® ABA Community Bank Index Fund	12,174,391	12,104,619
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$93,888,612	$225,595,081
First Trust NASDAQ-100-Technology Sector Index Fund	519,865,037	1,800,205,882
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,098,318,239	185,897,800
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	1,623,346	122,990,481
First Trust S&P REIT Index Fund	12,226,279	36,784,320
First Trust Water ETF	35,867,224	54,837,744
First Trust Natural Gas ETF	60,040,616	94,805,620
First Trust NASDAQ® ABA Community Bank Index Fund	53,236,140	50,057,677
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Upon the recommendation of First Trust, the Board of Trustees of the Trust, on June 8, 2025, approved certain changes to First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”), including its investment objective and management fee, which will be submitted to shareholders of the Fund for approval. The proposed changes to the Fund’s investment objective would result in the Fund seeking investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called Nasdaq-100 Select Equal WeightTM Index (the “New Index”), instead of the Nasdaq-100 Equal WeightedTM Index. Additionally, the proposed changes being submitted for shareholder approval would include the approval of a new investment management agreement between First Trust and the Trust, on behalf of the Fund. The new investment management agreement would move the Fund to a unitary management fee equal to 0.55% of the average daily net assets. A special meeting of the shareholders of the Fund to vote on the changes described above is expected to be held later this year. Upon approval of such changes, the Fund will be renamed “First Trust Nasdaq-100 Select Equal Weight ETF” and the Fund’s policy to invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index will be modified as follows: The Fund will normally invest at least 80% of its net assets in the securities that comprise the index.

Other Information
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust Natural Gas ETF (FCG)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2027. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. With respect to QQEW, the Board noted that at the June 8–9, 2025 meeting, it had separately approved a new investment advisory agreement for the Fund, in connection with the Advisor’s recommendation and the Board’s approval of changes to the Fund’s investment objective, investment strategy and name, subject to shareholder approval of the investment objective change and the adoption of a unitary fee structure for the Fund. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to QQEW, the Board noted that at the June 8–9, 2025 meeting, it had separately approved a new investment advisory agreement for the Fund, relating to the Advisor’s recommendation and the Board’s approval of changes to the Fund’s investment objective, investment strategy and name, subject to shareholder approval of the investment objective change and the adoption of a unitary fee structure for the Fund. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index and noted the Advisor’s discussion of QCLN’s, QQEW’s, QQXT’s, QTEC’s and FRI’s performance at the April 22, 2025 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved a new Investment Management Agreement (the “New Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Nasdaq-100 Equal Weighted ETF (the “Fund”), for an initial two-year term at a meeting held on June 8–9, 2025, to change the Fund’s non-unitary advisory fee structure under its current Investment Management Agreement with the Advisor (the “Current Agreement”) to a unitary fee structure, subject to the approval of the Fund’s shareholders. The Board determined that the New Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board considered the New Agreement over the course of meetings held on April 22, 2025 and June 8–9, 2025, noting that the principal difference between the New Agreement and the Current Agreement is the difference in fee structures. In connection with those meetings, the Board reviewed information provided by the Advisor relating to the proposed unitary fee structure under the New Agreement. At the April 22, 2025 and June 8–9, 2025 meetings, the Board also reviewed materials provided by the Advisor in connection with the annual contract review process for the funds in the First Trust Fund Complex, including the Fund. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor.
The Board noted that, under the Fund’s current non-unitary advisory fee structure, the Fund pays the Advisor an advisory fee starting at an annual rate of 0.40% of its average daily net assets, subject to a breakpoint schedule pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds, and, separately, the Advisor has agreed to cap the Fund’s total (net) expense ratio at an annual rate of 0.60% of its average daily net assets, with certain Fund expenses excluded from the expense cap. The Board considered that, under the proposed unitary fee structure, the Fund would pay a unitary fee starting at an annual rate of 0.55% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds, and the Advisor would be responsible for the Fund’s expenses, noting the Advisor’s statement that the Fund expenses excluded from the proposed unitary fee would be identical to those currently excluded from the expense cap. The Board considered that the proposed unitary fee would not result in a change in the Fund’s current total (net) expense ratio. The Board also considered the Advisor’s statements that the proposed unitary fee structure provides clarity and consistency of fees to shareholders and that the Fund’s expense ratio under the proposed unitary fee rate would remain consistent regardless of the Fund’s net asset level, which may fluctuate based on creation and redemption activity or market movement. The Board noted that under the Fund’s current expense structure the total expense ratio paid by a shareholder can increase or decrease depending on the net asset level of the Fund and the level and continuation of the expense cap. The Board noted that, although the Fund’s total expenses are currently subject to a 0.60% expense cap, the Advisor is under no obligation to extend the expense cap, and no assurance has been given that any extension would provide for an expense cap as favorable as the current expense cap. The Board considered that generally the Fund would require a significant increase in assets or reduction in expenses for the proposed unitary fee rate to exceed the Fund’s current total expense ratio. The Board noted that, after the initial two-year term of the New Agreement, it would review the unitary fee on an annual basis in connection with its annual review of the Fund’s advisory agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
In addition, the Board considered that the proposed unitary fee structure was the primary fee structure for exchange-traded funds (“ETFs”) in the First Trust Fund Complex and a common fee structure in the ETF industry and, therefore, may allow investors to more easily compare the Fund to peer funds. The Board also considered the Advisor’s statements that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement and that the Advisor would bear the costs associated with obtaining shareholder approval of the New Agreement. Based on the foregoing, the Board determined that the transition to the proposed unitary fee structure under the New Agreement is in the best interests of the Fund.
In addition to considering the change in fee structure, to reach its determination that the New Agreement is in the best interests of the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor, some of which were in response to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees regarding the annual renewal of the Current Agreement, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other ETFs managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the New Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the New Agreement, noting the Advisor’s statement that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund under the Current Agreement and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for the day-to-day management of the Fund’s investments. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. In addition, the Board considered the Advisor’s ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex.
The Board noted that the Fund is an index ETF designed to track the performance of an underlying index. Because the Fund’s underlying index is proposed to change, subject to the approval by the Fund’s shareholders, the Fund did not have any historical investment performance based on its new underlying index that the Board could consider. However, because the Fund will continue to track the performance of an underlying index, the Board considered the information it received in connection with the annual renewal of the Current Agreement and reports it receives on a quarterly basis showing the correlation and tracking difference between the Fund and its current underlying index and noted that the Fund’s performance under the management of the Advisor has been correlated to that of its current underlying index and that the Fund’s tracking difference has been within a reasonable range. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the New Agreement are expected to remain satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the New Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.55% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the New Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
from securities sold short and/or other investment-related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund is most comparable to two other ETFs in the First Trust Fund Complex that follow U.S. equity ETF index strategies managed by the Advisor, due to their shared focus on targeted exposures within a segment of the Nasdaq-100 Index, and that each such fund pays an advisory fee starting at an annual rate of 0.40% of its average daily net assets, with a net expense ratio of 0.55% or 0.60%. The Board considered that the proposed unitary fee would not result in a change in the Fund’s current total (net) expense ratio. In light of the information considered and the nature, extent and quality of the services provided under the Current Agreement and expected to continue to be provided to the Fund under the New Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing investment advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the New Agreement. The Board considered the Advisor’s estimate of the profitability of the New Agreement to the Advisor at current asset levels. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level under the New Agreement was not unreasonable. In addition, The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the New Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.9%
1,727	General Dynamics Corp.	$503,697
2,173	Huntington Ingalls Industries, Inc.	524,692
		1,028,389
	Banks — 8.7%
7,960	Commerce Bancshares, Inc.	494,873
4,273	Cullen/Frost Bankers, Inc.	549,251
6,158	East West Bancorp, Inc.	621,835
5,557	Popular, Inc.	612,437
		2,278,396
	Beverages — 1.5%
14,111	Brown-Forman Corp., Class B	379,727
	Broadline Retail — 2.1%
7,196	eBay, Inc.	535,814
	Building Products — 1.9%
7,552	A.O. Smith Corp.	495,185
	Capital Markets — 4.4%
544	Blackrock, Inc.	570,792
5,601	Stifel Financial Corp.	581,272
		1,152,064
	Chemicals — 8.2%
1,814	Air Products and Chemicals, Inc.	511,657
6,366	CF Industries Holdings, Inc.	585,672
4,766	PPG Industries, Inc.	542,133
4,623	RPM International, Inc.	507,790
		2,147,252
	Containers & Packaging — 1.9%
2,791	Avery Dennison Corp.	489,737
	Electronic Equipment, Instruments & Components — 2.4%
3,689	TE Connectivity PLC	622,224
	Energy Equipment & Services — 1.8%
12,255	Baker Hughes Co.	469,857
	Financial Services — 2.2%
10,173	Equitable Holdings, Inc.	570,705
	Ground Transportation — 6.2%
17,226	CSX Corp.	562,085
2,169	Norfolk Southern Corp.	555,199
2,165	Union Pacific Corp.	498,123
		1,615,407
	Health Care Equipment & Supplies — 1.9%
3,640	Abbott Laboratories	495,076
Shares	Description	Value

	Health Care Providers & Services — 2.0%
2,911	Quest Diagnostics, Inc.	$522,903
	Hotels, Restaurants & Leisure — 1.8%
5,855	Wyndham Hotels & Resorts, Inc.	475,485
	Household Durables — 1.9%
4,553	Lennar Corp., Class A	503,607
	Insurance — 15.1%
4,438	Aflac, Inc.	468,031
2,450	Allstate (The) Corp.	493,209
3,606	Cincinnati Financial Corp.	537,005
7,714	Fidelity National Financial, Inc.	432,447
2,949	Hanover Insurance Group (The), Inc.	500,947
6,610	Principal Financial Group, Inc.	525,032
1,796	Progressive (The) Corp.	479,281
6,285	Unum Group	507,577
		3,943,529
	IT Services — 1.9%
1,689	Accenture PLC, Class A	504,825
	Machinery — 8.3%
1,620	Caterpillar, Inc.	628,900
1,692	Cummins, Inc.	554,130
1,561	Snap-on, Inc.	485,752
7,102	Toro (The) Co.	501,970
		2,170,752
	Metals & Mining — 1.9%
8,657	Newmont Corp.	504,357
	Oil, Gas & Consumable Fuels — 7.6%
5,359	ConocoPhillips	480,917
15,732	Devon Energy Corp.	500,435
3,464	Diamondback Energy, Inc.	475,953
4,315	EOG Resources, Inc.	516,117
		1,973,422
	Pharmaceuticals — 1.9%
6,113	Merck & Co., Inc.	483,905
	Professional Services — 1.7%
4,194	Booz Allen Hamilton Holding Corp.	436,721
	Semiconductors & Semiconductor Equipment — 4.5%
2,793	NXP Semiconductors N.V.	610,243
3,489	QUALCOMM, Inc.	555,658
		1,165,901
	Specialty Retail — 1.9%
2,570	Dick’s Sporting Goods, Inc.	508,372
See Notes to Financial Statements

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.3%
8,551	NIKE, Inc., Class B	$607,463
	Total Common Stocks	26,081,075
	(Cost $24,889,778)
MONEY MARKET FUNDS — 0.1%
17,965	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (a)	17,965
	(Cost $17,965)

	Total Investments — 100.0%	26,099,040
	(Cost $24,907,743)
	Net Other Assets and Liabilities — (0.0)%	(7,408)
	Net Assets — 100.0%	$26,091,632

(a)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,081,075	$ 26,081,075	$ —	$ —
Money Market Funds	17,965	17,965	—	—
Total Investments	$26,099,040	$26,099,040	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.2%
33,731	Boeing (The) Co. (a)	$7,067,656
	Banks — 3.5%
26,920	JPMorgan Chase & Co.	7,804,377
	Beverages — 3.2%
100,158	Coca-Cola (The) Co.	7,086,179
	Biotechnology — 3.1%
24,738	Amgen, Inc.	6,907,097
	Broadline Retail — 3.3%
33,857	Amazon.com, Inc. (a)	7,427,887
	Capital Markets — 3.7%
11,564	Goldman Sachs Group (The), Inc.	8,184,421
	Chemicals — 3.1%
20,213	Sherwin-Williams (The) Co.	6,940,336
	Communications Equipment — 3.5%
112,453	Cisco Systems, Inc.	7,801,989
	Consumer Finance — 3.5%
24,134	American Express Co.	7,698,263
	Consumer Staples Distribution & Retail — 3.3%
75,348	Walmart, Inc.	7,367,528
	Diversified Telecommunication Services — 3.2%
165,031	Verizon Communications, Inc.	7,140,891
	Entertainment — 3.4%
60,395	Walt Disney (The) Co.	7,489,584
	Financial Services — 3.1%
19,335	Visa, Inc., Class A	6,864,892
	Health Care Providers & Services — 3.3%
23,245	UnitedHealth Group, Inc.	7,251,743
	Hotels, Restaurants & Leisure — 3.1%
23,925	McDonald’s Corp.	6,990,167
	Household Products — 3.2%
44,528	Procter & Gamble (The) Co.	7,094,201
	Industrial Conglomerates — 6.7%
49,045	3M Co.	7,466,611
31,964	Honeywell International, Inc.	7,443,776
		14,910,387
	Insurance — 3.3%
27,629	Travelers (The) Cos., Inc.	7,391,863
	IT Services — 3.4%
25,641	International Business Machines Corp.	7,558,454
Shares	Description	Value

	Machinery — 3.5%
19,879	Caterpillar, Inc.	$7,717,227
	Oil, Gas & Consumable Fuels — 3.2%
49,858	Chevron Corp.	7,139,167
	Pharmaceuticals — 6.4%
46,492	Johnson & Johnson	7,101,653
89,871	Merck & Co., Inc.	7,114,188
		14,215,841
	Semiconductors & Semiconductor Equipment — 3.6%
50,538	NVIDIA Corp.	7,984,499
	Software — 6.7%
15,272	Microsoft Corp.	7,596,445
27,146	Salesforce, Inc.	7,402,443
		14,998,888
	Specialty Retail — 3.3%
20,025	Home Depot (The), Inc.	7,341,966
	Technology Hardware, Storage & Peripherals — 3.4%
36,314	Apple, Inc.	7,450,543
	Textiles, Apparel & Luxury Goods — 3.7%
114,379	NIKE, Inc., Class B	8,125,484
	Total Common Stocks	221,951,530
	(Cost $194,530,098)
MONEY MARKET FUNDS — 0.1%
103,356	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	103,356
	(Cost $103,356)

	Total Investments — 100.0%	222,054,886
	(Cost $194,633,454)
	Net Other Assets and Liabilities — 0.0%	105,280
	Net Assets — 100.0%	$222,160,166

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 221,951,530	$ 221,951,530	$ —	$ —
Money Market Funds	103,356	103,356	—	—
Total Investments	$222,054,886	$222,054,886	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.1%
589	Axon Enterprise, Inc. (a)	$487,657
1,844	General Electric Co.	474,627
2,995	HEICO Corp.	982,360
5,408	Howmet Aerospace, Inc.	1,006,591
222	TransDigm Group, Inc.	337,582
		3,288,817
	Automobiles — 0.5%
1,055	Tesla, Inc. (a)	335,131
	Biotechnology — 0.6%
1,096	Alnylam Pharmaceuticals, Inc. (a)	357,395
	Building Products — 1.5%
402	Carlisle Cos., Inc.	150,107
239	Lennox International, Inc.	137,004
1,566	Trane Technologies PLC	684,984
		972,095
	Capital Markets — 6.0%
643	Ameriprise Financial, Inc.	343,188
1,654	Ares Management Corp., Class A	286,473
533	CME Group, Inc.	146,906
1,425	FactSet Research Systems, Inc.	637,374
424	Goldman Sachs Group (The), Inc.	300,086
3,272	Intercontinental Exchange, Inc.	600,314
1,253	Moody’s Corp.	628,492
564	MSCI, Inc.	325,281
1,111	S&P Global, Inc.	585,819
		3,853,933
	Chemicals — 1.6%
2,451	Ecolab, Inc.	660,397
778	Linde PLC	365,022
		1,025,419
	Commercial Services & Supplies — 4.8%
4,095	Cintas Corp.	912,653
4,806	Republic Services, Inc.	1,185,208
8,017	Rollins, Inc.	452,319
2,749	Veralto Corp.	277,511
1,288	Waste Management, Inc.	294,720
		3,122,411
	Communications Equipment — 1.6%
3,372	Arista Networks, Inc. (a)	344,990
4,666	Cisco Systems, Inc.	323,727
933	Motorola Solutions, Inc.	392,289
		1,061,006
Shares	Description	Value

	Construction & Engineering — 0.7%
861	Comfort Systems USA, Inc.	$461,677
	Consumer Staples Distribution & Retail — 2.3%
400	Casey’s General Stores, Inc.	204,108
5,186	Sprouts Farmers Market, Inc. (a)	853,823
3,536	Sysco Corp.	267,817
2,051	US Foods Holding Corp. (a)	157,947
		1,483,695
	Containers & Packaging — 0.2%
791	Avery Dennison Corp.	138,797
	Electric Utilities — 2.4%
4,578	Alliant Energy Corp.	276,832
1,344	American Electric Power Co., Inc.	139,454
3,768	Duke Energy Corp.	444,624
6,624	Exelon Corp.	287,614
1,575	Southern (The) Co.	144,632
4,053	Xcel Energy, Inc.	276,009
		1,569,165
	Electrical Equipment — 0.6%
1,400	AMETEK, Inc.	253,344
462	Eaton Corp. PLC	164,929
		418,273
	Electronic Equipment, Instruments & Components — 1.0%
2,020	Amphenol Corp., Class A	199,475
1,703	Jabil, Inc.	371,425
1,131	Ralliant Corp. (a)	54,842
		625,742
	Entertainment — 2.3%
718	Netflix, Inc. (a)	961,495
4,834	ROBLOX Corp., Class A (a)	508,537
		1,470,032
	Financial Services — 5.4%
913	Corpay, Inc. (a)	302,952
6,521	Equitable Holdings, Inc.	365,828
1,576	Fiserv, Inc. (a)	271,718
1,834	Mastercard, Inc., Class A	1,030,598
9,490	Toast, Inc., Class A (a)	420,312
3,154	Visa, Inc., Class A	1,119,828
		3,511,236
	Food Products — 0.6%
2,407	General Mills, Inc.	124,707
4,486	Tyson Foods, Inc., Class A	250,947
		375,654
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.4%
1,082	Union Pacific Corp.	$248,947
	Health Care Equipment & Supplies — 3.4%
1,197	Becton Dickinson & Co.	206,183
3,587	Boston Scientific Corp. (a)	385,280
623	Intuitive Surgical, Inc. (a)	338,544
2,852	Medtronic PLC	248,609
1,466	ResMed, Inc.	378,228
1,222	STERIS PLC	293,549
873	Stryker Corp.	345,385
		2,195,778
	Health Care Providers & Services — 2.5%
4,174	Cardinal Health, Inc.	701,232
1,074	Cencora, Inc.	322,039
1,127	Labcorp Holdings, Inc.	295,849
406	McKesson Corp.	297,508
		1,616,628
	Health Care REITs — 0.7%
2,812	Welltower, Inc.	432,289
	Hotels, Restaurants & Leisure — 3.4%
37	Booking Holdings, Inc.	214,202
2,907	DoorDash, Inc., Class A (a)	716,604
983	Hilton Worldwide Holdings, Inc.	261,812
771	McDonald’s Corp.	225,263
1,749	Royal Caribbean Cruises Ltd.	547,682
1,681	Yum! Brands, Inc.	249,091
		2,214,654
	Household Durables — 0.5%
1,443	Garmin Ltd.	301,183
	Household Products — 2.2%
6,161	Colgate-Palmolive Co.	560,035
3,151	Kimberly-Clark Corp.	406,227
2,648	Procter & Gamble (The) Co.	421,879
		1,388,141
	Industrial Conglomerates — 0.5%
1,278	Honeywell International, Inc.	297,621
	Insurance — 6.0%
3,921	Aflac, Inc.	413,509
1,988	American International Group, Inc.	170,153
1,351	Aon PLC, Class A	481,983
925	Arthur J. Gallagher & Co.	296,111
8,026	Brown & Brown, Inc.	889,843
2,151	Hartford Insurance Group (The), Inc.	272,897
Shares	Description	Value

	Insurance (Continued)
3,257	Loews Corp.	$298,537
1,617	Marsh & McLennan Cos., Inc.	353,541
2,112	Progressive (The) Corp.	563,608
2,184	W.R. Berkley Corp.	160,458
		3,900,640
	Interactive Media & Services — 0.3%
288	Meta Platforms, Inc., Class A	212,570
	IT Services — 3.0%
2,871	Cloudflare, Inc., Class A (a)	562,228
3,214	Cognizant Technology Solutions Corp., Class A	250,788
1,214	International Business Machines Corp.	357,863
1,921	Snowflake, Inc., Class A (a)	429,862
1,215	VeriSign, Inc.	350,892
		1,951,633
	Machinery — 2.9%
3,396	Fortive Corp.	177,033
2,191	Illinois Tool Works, Inc.	541,725
2,928	Otis Worldwide Corp.	289,931
437	Parker-Hannifin Corp.	305,231
575	Snap-on, Inc.	178,928
1,702	Westinghouse Air Brake Technologies Corp.	356,314
		1,849,162
	Media — 1.1%
9,838	News Corp., Class A	292,385
5,797	Trade Desk (The), Inc., Class A (a)	417,326
		709,711
	Multi-Utilities — 0.9%
7,729	CenterPoint Energy, Inc.	283,964
2,298	DTE Energy Co.	304,393
		588,357
	Oil, Gas & Consumable Fuels — 3.1%
2,938	Targa Resources Corp.	511,447
934	Texas Pacific Land Corp.	986,668
7,670	Williams (The) Cos., Inc.	481,753
		1,979,868
	Pharmaceuticals — 1.9%
521	Eli Lilly & Co.	406,135
1,999	Johnson & Johnson	305,347
1,517	Merck & Co., Inc.	120,086
9,933	Pfizer, Inc.	240,776
858	Zoetis, Inc.	133,805
		1,206,149
	Professional Services — 5.1%
1,601	Automatic Data Processing, Inc.	493,748
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
5,325	Booz Allen Hamilton Holding Corp.	$554,492
1,386	Broadridge Financial Solutions, Inc.	336,840
2,104	Jacobs Solutions, Inc.	276,571
2,406	Leidos Holdings, Inc.	379,570
2,256	Paychex, Inc.	328,158
2,974	Verisk Analytics, Inc.	926,401
		3,295,780
	Real Estate Management & Development — 0.5%
2,280	CBRE Group, Inc., Class A (a)	319,474
	Residential REITs — 1.0%
3,660	Equity Residential	247,013
459	Essex Property Trust, Inc.	130,081
1,675	Mid-America Apartment Communities, Inc.	247,917
		625,011
	Retail REITs — 1.0%
5,185	Realty Income Corp.	298,708
2,242	Simon Property Group, Inc.	360,424
		659,132
	Semiconductors & Semiconductor Equipment — 1.8%
1,553	Broadcom, Inc.	428,084
3,693	Marvell Technology, Inc.	285,838
2,748	NVIDIA Corp.	434,157
		1,148,079
	Software — 14.4%
944	Adobe, Inc. (a)	365,215
5,067	AppLovin Corp., Class A (a)	1,773,855
952	Autodesk, Inc. (a)	294,711
1,137	Cadence Design Systems, Inc. (a)	350,366
887	CrowdStrike Holdings, Inc., Class A (a)	451,758
2,911	Datadog, Inc., Class A (a)	391,035
206	Fair Isaac Corp. (a)	376,560
2,604	Fortinet, Inc. (a)	275,295
2,161	Guidewire Software, Inc. (a)	508,807
470	HubSpot, Inc. (a)	261,616
406	Intuit, Inc.	319,778
576	Microsoft Corp.	286,508
1,152	MicroStrategy, Inc., Class A (a)	465,673
4,115	Nutanix, Inc., Class A (a)	314,551
1,638	Oracle Corp.	358,116
4,599	Palantir Technologies, Inc., Class A (a)	626,936
Shares	Description	Value

	Software (Continued)
2,540	Palo Alto Networks, Inc. (a)	$519,785
486	Roper Technologies, Inc.	275,484
388	ServiceNow, Inc. (a)	398,895
555	Synopsys, Inc. (a)	284,537
1,333	Zscaler, Inc. (a)	418,482
		9,317,963
	Specialized REITs — 1.8%
658	American Tower Corp.	145,431
279	Equinix, Inc.	221,936
2,871	Iron Mountain, Inc.	294,479
782	Public Storage	229,454
8,430	VICI Properties, Inc.	274,818
		1,166,118
	Specialty Retail — 1.2%
140	AutoZone, Inc. (a)	519,712
2,927	O’Reilly Automotive, Inc. (a)	263,811
		783,523
	Technology Hardware, Storage & Peripherals — 0.3%
1,097	Apple, Inc.	225,071
	Textiles, Apparel & Luxury Goods — 1.2%
8,543	Tapestry, Inc.	750,161
	Tobacco — 0.4%
4,730	Altria Group, Inc.	277,320
	Trading Companies & Distributors — 0.6%
7,040	Fastenal Co.	295,680
271	Watsco, Inc.	119,679
		415,359
	Wireless Telecommunication Services — 0.6%
1,685	T-Mobile US, Inc.	401,468
	Total Common Stocks	64,548,268
	(Cost $57,410,235)
MONEY MARKET FUNDS — 0.1%
30,651	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	30,651
	(Cost $30,651)

	Total Investments — 100.0%	64,578,919
	(Cost $57,440,886)
	Net Other Assets and Liabilities — 0.0%	7,941
	Net Assets — 100.0%	$64,586,860

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 64,548,268	$ 64,548,268	$ —	$ —
Money Market Funds	30,651	30,651	—	—
Total Investments	$64,578,919	$64,578,919	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 0.5%
58	United Parcel Service, Inc., Class B	$5,854
	Automobile Components — 1.1%
196	Aptiv PLC (a)	13,371
	Banks — 6.8%
186	Bank of America Corp.	8,801
132	Citigroup, Inc.	11,236
219	Citizens Financial Group, Inc.	9,800
545	Huntington Bancshares, Inc.	9,134
41	M&T Bank Corp.	7,954
364	Regions Financial Corp.	8,561
236	Truist Financial Corp.	10,146
213	U.S. Bancorp	9,638
113	Wells Fargo & Co.	9,054
		84,324
	Beverages — 0.6%
147	Molson Coors Beverage Co., Class B	7,069
	Biotechnology — 2.7%
129	Biogen, Inc. (a)	16,201
90	Gilead Sciences, Inc.	9,978
15	Regeneron Pharmaceuticals, Inc.	7,875
		34,054
	Building Products — 1.5%
82	A.O. Smith Corp.	5,377
64	Builders FirstSource, Inc. (a)	7,468
84	Masco Corp.	5,406
		18,251
	Capital Markets — 0.9%
742	Invesco Ltd.	11,701
	Chemicals — 1.5%
91	CF Industries Holdings, Inc.	8,372
46	DuPont de Nemours, Inc.	3,155
39	Eastman Chemical Co.	2,912
70	LyondellBasell Industries N.V., Class A	4,050
		18,489
	Communications Equipment — 1.5%
64	F5, Inc. (a)	18,836
	Consumer Finance — 4.6%
93	Capital One Financial Corp.	19,786
551	Synchrony Financial	36,774
		56,560
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.8%
130	Dollar Tree, Inc. (a)	$12,875
102	Target Corp.	10,062
		22,937
	Containers & Packaging — 0.2%
17	Avery Dennison Corp.	2,983
	Electric Utilities — 2.4%
69	NextEra Energy, Inc.	4,790
153	NRG Energy, Inc.	24,569
		29,359
	Electrical Equipment — 1.3%
46	Emerson Electric Co.	6,133
66	Generac Holdings, Inc. (a)	9,452
		15,585
	Electronic Equipment, Instruments & Components — 7.5%
184	Jabil, Inc.	40,130
26	Ralliant Corp. (a)	1,261
150	TE Connectivity PLC	25,301
84	Zebra Technologies Corp., Class A (a)	25,902
		92,594
	Energy Equipment & Services — 1.2%
402	Halliburton Co.	8,193
190	Schlumberger N.V.	6,422
		14,615
	Entertainment — 2.3%
2,529	Warner Bros. Discovery, Inc. (a)	28,982
	Food Products — 2.1%
352	Conagra Brands, Inc.	7,206
119	General Mills, Inc.	6,165
40	Hershey (The) Co.	6,638
246	Kraft Heinz (The) Co.	6,352
		26,361
	Ground Transportation — 0.5%
65	Uber Technologies, Inc. (a)	6,064
	Health Care Equipment & Supplies — 1.7%
51	Align Technology, Inc. (a)	9,656
180	Hologic, Inc. (a)	11,729
		21,385
	Health Care Providers & Services — 2.8%
34	Cigna Group (The)	11,240
53	DaVita, Inc. (a)	7,550
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
28	Humana, Inc.	$6,845
52	Universal Health Services, Inc., Class B	9,420
		35,055
	Health Care REITs — 0.6%
59	Alexandria Real Estate Equities, Inc.	4,285
159	Healthpeak Properties, Inc.	2,784
		7,069
	Hotel & Resort REITs — 0.4%
285	Host Hotels & Resorts, Inc.	4,378
	Hotels, Restaurants & Leisure — 2.1%
82	Airbnb, Inc., Class A (a)	10,852
92	Expedia Group, Inc.	15,518
		26,370
	Household Durables — 3.8%
70	D.R. Horton, Inc.	9,024
99	Lennar Corp., Class A	10,950
95	Mohawk Industries, Inc. (a)	9,960
1	NVR, Inc. (a)	7,386
99	PulteGroup, Inc.	10,441
		47,761
	Independent Power and Renewable Electricity Producers — 0.7%
47	Vistra Corp.	9,109
	Insurance — 2.3%
182	MetLife, Inc.	14,637
130	Prudential Financial, Inc.	13,967
		28,604
	Interactive Media & Services — 2.3%
906	Match Group, Inc.	27,986
	IT Services — 3.2%
218	Akamai Technologies, Inc. (a)	17,388
128	EPAM Systems, Inc. (a)	22,633
		40,021
	Machinery — 2.6%
16	Caterpillar, Inc.	6,211
80	Fortive Corp.	4,171
55	PACCAR, Inc.	5,228
20	Snap-on, Inc.	6,224
71	Stanley Black & Decker, Inc.	4,810
28	Westinghouse Air Brake Technologies Corp.	5,862
		32,506
Shares	Description	Value

	Media — 4.1%
1,017	Interpublic Group of (The) Cos., Inc.	$24,896
358	Omnicom Group, Inc.	25,755
		50,651
	Metals & Mining — 0.3%
64	Newmont Corp.	3,729
	Multi-Utilities — 0.3%
30	WEC Energy Group, Inc.	3,126
	Office REITs — 0.4%
68	BXP, Inc.	4,588
	Oil, Gas & Consumable Fuels — 2.3%
72	EOG Resources, Inc.	8,612
58	Marathon Petroleum Corp.	9,634
80	Valero Energy Corp.	10,754
		29,000
	Passenger Airlines — 1.5%
144	Delta Air Lines, Inc.	7,082
138	United Airlines Holdings, Inc. (a)	10,989
		18,071
	Pharmaceuticals — 2.8%
236	Bristol-Myers Squibb Co.	10,924
133	Merck & Co., Inc.	10,528
1,535	Viatris, Inc.	13,708
		35,160
	Professional Services — 0.5%
39	Leidos Holdings, Inc.	6,153
	Retail REITs — 0.5%
56	Realty Income Corp.	3,226
21	Simon Property Group, Inc.	3,376
		6,602
	Semiconductors & Semiconductor Equipment — 10.1%
345	Enphase Energy, Inc. (a)	13,679
567	ON Semiconductor Corp. (a)	29,717
171	QUALCOMM, Inc.	27,233
726	Skyworks Solutions, Inc.	54,102
		124,731
	Software — 2.4%
1,033	Gen Digital, Inc.	30,370
	Specialized REITs — 0.3%
101	VICI Properties, Inc.	3,293
	Specialty Retail — 1.0%
190	Best Buy Co., Inc.	12,755
	Technology Hardware, Storage & Peripherals — 7.2%
1,529	Hewlett Packard Enterprise Co.	31,268
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,274	HP, Inc.	$31,162
258	NetApp, Inc.	27,490
		89,920
	Textiles, Apparel & Luxury Goods — 1.8%
79	Deckers Outdoor Corp. (a)	8,143
51	Ralph Lauren Corp.	13,988
		22,131
	Tobacco — 0.8%
170	Altria Group, Inc.	9,967
	Total Common Stocks	1,238,480
	(Cost $1,218,806)
MONEY MARKET FUNDS — 0.1%
1,075	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	1,075
	(Cost $1,075)

	Total Investments — 99.9%	1,239,555
	(Cost $1,219,881)
	Net Other Assets and Liabilities — 0.1%	1,400
	Net Assets — 100.0%	$1,240,955

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,238,480	$ 1,238,480	$ —	$ —
Money Market Funds	1,075	1,075	—	—
Total Investments	$1,239,555	$1,239,555	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
ASSETS:
Investments, at value	$26,099,040	$222,054,886	$64,578,919	$1,239,555
Receivables:
Dividends	26,508	196,644	41,993	1,996
Prepaid expenses	2,060	—	—	—
Total Assets	26,127,608	222,251,530	64,620,912	1,241,551

LIABILITIES:
Payables:
Audit and tax fees	14,569	—	—	—
Investment advisory fees	6,383	91,364	34,052	596
Licensing fees	4,364	—	—	—
Shareholder reporting fees	3,803	—	—	—
Trustees’ fees	1,945	—	—	—
Other liabilities	4,912	—	—	—
Total Liabilities	35,976	91,364	34,052	596
NET ASSETS	$26,091,632	$222,160,166	$64,586,860	$1,240,955

NET ASSETS consist of:
Paid-in capital	$29,347,623	$198,127,017	$217,955,650	$1,306,134
Par value	5,000	57,978	19,000	500
Accumulated distributable earnings (loss)	(3,260,991)	23,975,171	(153,387,790)	(65,679)
NET ASSETS	$26,091,632	$222,160,166	$64,586,860	$1,240,955
NET ASSET VALUE, per share	$52.18	$38.32	$33.99	$24.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	5,797,756	1,900,002	50,002
Investments, at cost	$24,907,743	$194,633,454	$57,440,886	$1,219,881
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
INVESTMENT INCOME:
Dividends	$310,050	$2,213,153	$358,881	$14,386
Foreign withholding tax	(2,556)	—	—	(12)
Total investment income	307,494	2,213,153	358,881	14,374

EXPENSES:
Investment advisory fees	63,105	560,902 (a)	210,467 (a)	3,535 (a)
Audit and tax fees	14,550	—	—	—
Shareholder reporting fees	10,975	—	—	—
Accounting and administration fees	8,300	—	—	—
Trustees’ fees and expenses	3,703	—	—	—
Listing fees	3,271	—	—	—
Custodian fees	974	—	—	—
Transfer agent fees	631	—	—	—
Legal fees	223	—	—	—
Licensing fees	(8,708)	—	—	—
Other expenses	929	—	—	—
Total expenses	97,953	560,902	210,467	3,535
Less fees waived by the investment advisor	(9,607)	—	—	—
Net expenses	88,346	560,902	210,467	3,535
NET INVESTMENT INCOME (LOSS)	219,148	1,652,251	148,414	10,839

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(408,909)	590,819	(2,770,267)	(4,394)
In-kind redemptions	313,762	13,185,451	807,306	—
Net realized gain (loss)	(95,147)	13,776,270	(1,962,961)	(4,394)
Net change in unrealized appreciation (depreciation) on investments	927,751	(3,428,758)	3,590,078	39,906
NET REALIZED AND UNREALIZED GAIN (LOSS)	832,604	10,347,512	1,627,117	35,512
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,051,752	$11,999,763	$1,775,531	$46,351

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend StrengthTM ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$219,148	$462,126	$1,652,251	$3,895,877
Net realized gain (loss)	(95,147)	3,035,509	13,776,270	16,278,740
Net change in unrealized appreciation (depreciation)	927,751	(1,235,634)	(3,428,758)	7,772,100
Net increase (decrease) in net assets resulting from operations	1,051,752	2,262,001	11,999,763	27,946,717

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(209,401)	(484,147)	(1,560,622)	(3,971,713)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,546,052	17,760,421	44,992,421	47,098,125
Cost of shares redeemed	(2,577,049)	(15,166,154)	(63,788,779)	(90,158,500)
Net increase (decrease) in net assets resulting from shareholder transactions	(30,997)	2,594,267	(18,796,358)	(43,060,375)
Total increase (decrease) in net assets	811,354	4,372,121	(8,357,217)	(19,085,371)

NET ASSETS:
Beginning of period	25,280,278	20,908,157	230,517,383	249,602,754
End of period	$26,091,632	$25,280,278	$222,160,166	$230,517,383

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	450,002	6,347,756	7,647,756
Shares sold	50,000	350,000	1,250,000	1,350,000
Shares redeemed	(50,000)	(300,000)	(1,800,000)	(2,650,000)
Shares outstanding, end of period	500,002	500,002	5,797,756	6,347,756
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$148,414	$587,162	$10,839	$18,944
(1,962,961)	17,632,750	(4,394)	238,278
3,590,078	(5,387,624)	39,906	(129,709)
1,775,531	12,832,288	46,351	127,513

(117,875)	(601,261)	(9,690)	(21,236)

—	6,679,235	—	2,339,396
(7,967,311)	(31,433,329)	—	(2,342,913)
(7,967,311)	(24,754,094)	—	(3,517)
(6,309,655)	(12,523,067)	36,661	102,760

70,896,515	83,419,582	1,204,294	1,101,534
$64,586,860	$70,896,515	$1,240,955	$1,204,294

2,150,002	3,000,002	50,002	50,002
—	200,000	—	100,000
(250,000)	(1,050,000)	—	(100,000)
1,900,002	2,150,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend StrengthTM ETF (FTDS)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.56	$46.46	$42.50	$50.45	$40.62	$36.20
Income from investment operations:
Net investment income (loss)	0.44 (a)	1.01 (a)	0.95 (a)	0.90	0.39	0.35
Net realized and unrealized gain (loss)	1.60	4.13	4.01	(7.87)	9.80	4.47
Total from investment operations	2.04	5.14	4.96	(6.97)	10.19	4.82
Distributions paid to shareholders from:
Net investment income	(0.42)	(1.04)	(1.00)	(0.98)	(0.36)	(0.40)
Net asset value, end of period	$52.18	$50.56	$46.46	$42.50	$50.45	$40.62
Total return (b)	4.05%	11.09%	11.84%	(13.75)%	25.12%	13.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,092	$25,280	$20,908	$19,127	$25,223	$16,249
Ratio of total expenses to average net assets	0.78% (c)	0.88%	0.99%	1.04%	1.08%	1.16%
Ratio of net expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.74% (c)	2.01%	2.22%	2.00%	0.84%	1.04%
Portfolio turnover rate (d)	78%	104%	104%	225% (e)	98%	125%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.31	$32.64	$28.79	$31.75	$27.19	$26.11
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.58 (a)	0.63 (a)	0.55	0.48	0.50
Net realized and unrealized gain (loss)	1.98	3.69	3.85	(2.96)	4.56	1.08
Total from investment operations	2.25	4.27	4.48	(2.41)	5.04	1.58
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.60)	(0.63)	(0.55)	(0.48)	(0.50)
Net asset value, end of period	$38.32	$36.31	$32.64	$28.79	$31.75	$27.19
Total return (b)	6.22%	13.16%	15.74%	(7.52)%	18.63%	6.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$222,160	$230,517	$249,603	$158,274	$138,042	$71,994
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.47% (c)	1.68%	2.10%	1.95%	1.70%	2.11%
Portfolio turnover rate (d)	10%	28%	16%	17%	14%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.98	$27.81	$27.92	$35.55	$29.47	$22.80
Income from investment operations:
Net investment income (loss)	0.07 (a)	0.25 (a)	0.26 (a)	0.38	0.17	0.12
Net realized and unrealized gain (loss)	1.00	5.19	(0.08) (b)	(7.62)	6.07	6.68
Total from investment operations	1.07	5.44	0.18	(7.24)	6.24	6.80
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.27)	(0.29)	(0.39)	(0.16)	(0.13)
Net asset value, end of period	$33.99	$32.98	$27.81	$27.92	$35.55	$29.47
Total return (c)	3.25%	19.60%	0.68% (b)	(20.37)%	21.22%	30.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,587	$70,897	$83,420	$268,025	$663,005	$131,157
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.46% (d)	0.81%	0.97%	1.13%	0.52%	0.42%
Portfolio turnover rate (e)	165%	431%	562%	379%	307%	460%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $25,082, which represents $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$24.08	$22.03	$20.13
Income from investment operations:
Net investment income (loss) (b)	0.22	0.38	0.14
Net realized and unrealized gain (loss)	0.71	2.09	1.92
Total from investment operations	0.93	2.47	2.06
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.42)	(0.16)
Net asset value, end of period	$24.82	$24.08	$22.03
Total return (c)	3.91%	11.28%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,241	$1,204	$1,102
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.84% (d)	1.60%	1.91% (d)
Portfolio turnover rate (e)	36%	63%	37%

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend StrengthTM ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust S&P 500 Diversified Free Cash Flow ETF – (NYSE Arca ticker “FCFY”)
FCFY operates as a non-diversified series of the Trust. Each of FTDS, EDOW, and FCTR operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend StrengthTM ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P 500® Sector-Neutral FCF Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$484,147	$—	$—
First Trust Dow 30 Equal Weight ETF	3,971,713	—	—
First Trust Lunt U.S. Factor Rotation ETF	601,261	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	21,236	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$—	$(4,204,928)	$101,586
First Trust Dow 30 Equal Weight ETF	—	(14,181,579)	27,717,609
First Trust Lunt U.S. Factor Rotation ETF	—	(158,589,515)	3,544,069
First Trust S&P 500 Diversified Free Cash Flow ETF	—	(69,463)	(32,877)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For FCFY, the taxable period ended 2023 and taxable year ended 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dividend StrengthTM ETF	$4,204,928
First Trust Dow 30 Equal Weight ETF*	14,181,579
First Trust Lunt U.S. Factor Rotation ETF	158,589,515
First Trust S&P 500 Diversified Free Cash Flow ETF	69,463

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Lunt U.S. Factor Rotation ETF	$13,041,186
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$24,907,743	$2,195,536	$(1,004,239)	$1,191,297
First Trust Dow 30 Equal Weight ETF	194,633,454	37,032,954	(9,611,522)	27,421,432
First Trust Lunt U.S. Factor Rotation ETF	57,440,886	8,415,751	(1,277,718)	7,138,033
First Trust S&P 500 Diversified Free Cash Flow ETF	1,219,881	118,068	(98,394)	19,674
E. Expenses
Expenses that are directly related to First Trust Dividend StrengthTM ETF (the “Non-Unitary Fee Fund”) are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend StrengthTM ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P Dow Jones Indices LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
F. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend StrengthTM ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend StrengthTM ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the First Trust Dividend StrengthTM ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Breakpoints	EDOW	FCTR	FCFY
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$19,973,810	$19,929,049
First Trust Dow 30 Equal Weight ETF	22,072,738	21,925,846
First Trust Lunt U.S. Factor Rotation ETF	108,544,748	108,428,239
First Trust S&P 500 Diversified Free Cash Flow ETF	429,378	427,078
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$2,537,308	$2,573,984
First Trust Dow 30 Equal Weight ETF	44,930,757	63,713,591
First Trust Lunt U.S. Factor Rotation ETF	—	7,967,362
First Trust S&P 500 Diversified Free Cash Flow ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Fund (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dividend Strength ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by FTDS and the unitary fee rate schedules payable by each of EDOW, FCTR and FCFY (each a “Unitary Fee Fund” and collectively, the “Unitary Fee Funds”) as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing FTDS’s advisory fee and the Unitary Fee Funds’ unitary fees.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
With respect to FTDS, the Board considered the advisory fee rate schedule payable by FTDS under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for FTDS through April 30, 2027. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in FTDS’s Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because FTDS’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for FTDS was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to FTDS’s Expense Group, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between FTDS and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedule for FTDS overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to FTDS and the other funds in the First Trust Fund Complex.
With respect to each Unitary Fee Fund, the Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Unitary Fee Funds’ Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups for the Unitary Fee Funds, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules for the Unitary Fee Funds overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
and reviewed information for one or more periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTDS, the Board noted that during 2022, it approved changes to the Fund’s investment objective and, effective April 29, 2022, the Fund changed its name and ticker symbol and began tracking The Dividend Strength™ Index, and that the performance information included a blend of the old and new indexes. The Board also noted that during 2015, FTDS changed its underlying index. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees and expenses of FTDS, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for FTDS and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund include breakpoints pursuant to which the fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund reflect an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
June 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 93.4%
$71,710,000	U.S. Treasury Bill (a)	(b)	08/28/25	$71,210,898
	(Cost $71,219,561)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
468,144	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	468,144
	(Cost $468,144)
	Total Investments — 94.0%	71,679,042
	(Cost $71,687,705)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 6.6%
	Call Options Purchased — 6.6%
2,504	SPDR® Gold Shares	$76,329,432	$288.42	08/29/25	5,029,459
	(Cost $5,841,525)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.5)%
(2,504)	SPDR® Gold Shares	(76,329,432)	330.59	08/29/25	(402,643)
	(Premiums received $1,125,346)
	Put Options Written — (0.1)%
(2,504)	SPDR® Gold Shares	(76,329,432)	258.06	08/29/25	(41,692)
	(Premiums received $132,220)
	Total Written Options				(444,335)
	(Premiums received $1,257,566)
	Net Other Assets and Liabilities — 0.0%				23,030
	Net Assets — 100.0%				$76,287,196

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2025, the segregated value of this security amounts to $11,320,656.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2025.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$71,210,898	$—	$71,210,898	$—
Money Market Funds	468,144	468,144	—	—
Total Investments	71,679,042	468,144	71,210,898	—
Purchased Options	5,029,459	—	5,029,459	—
Total	$76,708,501	$468,144	$76,240,357	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(444,335)	$—	$(444,335)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$71,679,042
Options contracts purchased, at value	5,029,459
Cash	41,664
Due from broker	220
Cash segregated as collateral	28,508
Dividends receivable	7,369
Total Assets	76,786,262

LIABILITIES:
Options contracts written, at value	444,335
Investment advisory fees payable	54,731
Total Liabilities	499,066
NET ASSETS	$76,287,196

NET ASSETS consist of:
Paid-in capital	$67,471,109
Par value	35,500
Accumulated distributable earnings (loss)	8,780,587
NET ASSETS	$76,287,196
NET ASSET VALUE, per share	$21.49
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,550,002
Investments, at cost	$71,687,705
Premiums paid on options contracts purchased	$5,841,525
Premiums received on options contracts written	$1,257,566
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$1,167,840
Dividends	49,183
Total investment income	1,217,023

EXPENSES:
Investment advisory fees	281,118
Total expenses	281,118
NET INVESTMENT INCOME (LOSS)	935,905

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(891)
Purchased options contracts	12,352,910
Written options contracts	(4,511,577)
Net realized gain (loss)	7,840,442
Net change in unrealized appreciation (depreciation) on:
Investments	(26,750)
Purchased options contracts	6,315
Written options contracts	561,469
Net change in unrealized appreciation (depreciation)	541,034
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,381,476
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,317,381
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$935,905	$1,176,621
Net realized gain (loss)	7,840,442	5,348,767
Net change in unrealized appreciation (depreciation)	541,034	(750,835)
Net increase (decrease) in net assets resulting from operations	9,317,381	5,774,553

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(6,419,384)
Return of capital	—	(703,650)
Total distributions to shareholders	—	(7,123,034)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,306,618	43,702,313
Cost of shares redeemed	(25,718,746)	(20,127,734)
Net increase (decrease) in net assets resulting from shareholder transactions	15,587,872	23,574,579
Total increase (decrease) in net assets	24,905,253	22,226,098

NET ASSETS:
Beginning of period	51,381,943	29,155,845
End of period	$76,287,196	$51,381,943

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,800,002	1,550,002
Shares sold	2,000,000	2,250,000
Shares redeemed	(1,250,000)	(1,000,000)
Shares outstanding, end of period	3,550,002	2,800,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$18.35	$18.81	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.31 (b)	0.77 (b)	0.74 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	2.83	3.37	1.64	(0.54)	(0.98)
Total from investment operations	3.14	4.14	2.38	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	—	(4.15)	(1.67)	(0.05)	—
Return of capital	—	(0.45)	(0.30)	(0.02)	—
Total distributions	—	(4.60)	(1.97)	(0.07)	—
Net asset value, end of period	$21.49	$18.35	$18.81	$18.40	$18.93
Total return (c)	17.11%	21.87%	13.15%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,287	$51,382	$29,156	$12,879	$17,980
Ratio of total expenses to average net assets	0.90% (d) (e)	0.90% (e)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	3.00% (d) (e)	3.77% (e)	3.82%	0.37%	(0.87)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “BGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 8.89% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from June 2, 2025 to August 29, 2025 (the “Target Outcome Period”). Prior to June 2, 2025, the Fund’s investment objective included an upside cap of 8.64% and 8.00% and a Target Outcome Period of December 2, 2024 to February 28, 2025 and March 3, 2025 to May 30, 2025, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of June 30, 2025, the Fund invested 20.93% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$6,419,384
Capital gains	—
Return of capital	703,650
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(5,946)
Net unrealized appreciation (depreciation)	(543,078)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had $492 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended December 31, 2024, the Fund utilized $127 of non-expiring capital loss carryforwards.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund had no net late year ordinary or capital losses.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$76,271,664	$813,231	$(820,729)	$(7,498)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$5,029,459	Options contracts written, at value	$444,335
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$12,352,910
Written options contracts	(4,511,577)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	6,315
Written options contracts	561,469
During the six months ended June 30, 2025, the premiums for purchased options contracts opened were $12,285,667 and the premiums for purchased options contracts closed, exercised and expired were $9,792,262.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
During the six months ended June 30, 2025, the premiums for written options contracts opened were $2,146,820 and the premiums for written options contracts closed, exercised and expired were $1,289,525.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Fund Sub-Advisory Agreement” and together with the Fund Advisory Agreement, the “Fund Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Fund Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. Because the Fund invests in options contracts through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Advisory Agreement”) with the Advisor on behalf of the Subsidiary and an Investment Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement” and together with the Subsidiary Advisory Agreement, the “Subsidiary Agreements”) among the Subsidiary, the Advisor and the Sub-Advisor. The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the “Agreements.” The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor continue to be

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Fund Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s and the Subsidiary’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund and the Subsidiary, including the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments. In considering the Sub-Advisor’s management of the Fund and the Subsidiary, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor receives no compensation under the Subsidiary Advisory Agreement, that the Advisor pays the expenses of the Subsidiary and that no compensation is paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted that the Fund is a target outcome ETF that seeks to provide investors with returns (before fees and expenses) over a defined period of time (typically one

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
quarter of a year) that match the price return of the SPDR Gold Trust (“GLD”), up to a predetermined cap, while providing a buffer (before fees and expenses) against certain losses on the price return of GLD. The Board considered information provided by the Sub-Advisor on the Fund’s performance during its four quarterly target outcome periods for the year ended February 28, 2025 and noted that the Fund delivered on its target outcome objective.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2025 (Unaudited)
be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Target Income ETF® (IGLD)

FT Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Target Income ETF® (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
June 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 117.9%
$301,845,900	U.S. Treasury Bill (a)	(b)	11/28/25	$296,662,956
	(Cost $296,651,536)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,182,602	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	1,182,602
	(Cost $1,182,602)
	Total Investments — 118.3%	297,845,558
	(Cost $297,834,138)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
	Call Options Purchased — 0.5%
8,208	SPDR® Gold Shares	$250,204,464	$367.50	11/28/25	1,255,824
	(Cost $1,341,890)
WRITTEN OPTIONS — (19.5)%
	Call Options Written — (0.7)%
(2,791)	SPDR® Gold Shares	(85,078,053)	304.83	07/31/25	(1,694,137)
	(Premiums received $1,689,799)
	Put Options Written — (18.8)%
(8,208)	SPDR® Gold Shares	(250,204,464)	367.50	11/28/25	(47,384,784)
	(Premiums received $75,434,823)
	Total Written Options				(49,078,921)
	(Premiums received $77,124,622)
	Net Other Assets and Liabilities — 0.7%				1,643,286
	Net Assets — 100.0%				$251,665,747

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2025, the segregated value of this security amounts to $94,772,448.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2025.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$296,662,956	$—	$296,662,956	$—
Money Market Funds	1,182,602	1,182,602	—	—
Total Investments	297,845,558	1,182,602	296,662,956	—
Purchased Options	1,255,824	—	1,255,824	—
Total	$299,101,382	$1,182,602	$297,918,780	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,078,921)	$—	$(49,078,921)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$297,845,558
Options contracts purchased, at value	1,255,824
Due from broker	200
Cash segregated as collateral	69,476
Receivables:
Investment securities sold	3,538,485
Capital shares sold	2,169,789
Dividends	3,647
Total Assets	304,882,979

LIABILITIES:
Options contracts written, at value	49,078,921
Payables:
Investment securities purchased	2,719,598
Capital shares redeemed	1,260,000
Investment advisory fees	158,713
Total Liabilities	53,217,232
NET ASSETS	$251,665,747

NET ASSETS consist of:
Paid-in capital	$231,104,970
Par value	116,000
Accumulated distributable earnings (loss)	20,444,777
NET ASSETS	$251,665,747
NET ASSET VALUE, per share	$21.70
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,600,002
Investments, at cost	$297,834,138
Premiums paid on options contracts purchased	$1,341,890
Premiums received on options contracts written	$77,124,622
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$4,503,135
Dividends	19,731
Total investment income	4,522,866

EXPENSES:
Investment advisory fees	728,337
Total expenses	728,337
NET INVESTMENT INCOME (LOSS)	3,794,529

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,384)
Purchased options contracts	(158,327)
Written options contracts	(6,245,352)
Net realized gain (loss)	(6,408,063)
Net change in unrealized appreciation (depreciation) on:
Investments	(289,459)
Purchased options contracts	181,842
Written options contracts	30,507,264
Net change in unrealized appreciation (depreciation)	30,399,647
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,991,584
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,786,113
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$3,794,529	$5,863,306
Net realized gain (loss)	(6,408,063)	14,872,466
Net change in unrealized appreciation (depreciation)	30,399,647	(3,729,836)
Net increase (decrease) in net assets resulting from operations	27,786,113	17,005,936

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,011,031)	(19,955,595)
Return of capital	—	(3,669,043)
Total distributions to shareholders	(6,011,031)	(23,624,638)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	130,854,649	66,370,997
Cost of shares redeemed	(31,861,026)	(13,678,173)
Net increase (decrease) in net assets resulting from shareholder transactions	98,993,623	52,692,824
Total increase (decrease) in net assets	120,768,705	46,074,122

NET ASSETS:
Beginning of period	130,897,042	84,822,920
End of period	$251,665,747	$130,897,042

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,950,002	4,400,002
Shares sold	6,250,000	3,250,000
Shares redeemed	(1,600,000)	(700,000)
Shares outstanding, end of period	11,600,002	6,950,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$18.83	$19.28	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	0.45 (b)	1.11 (b)	1.04 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	3.16	2.37	0.94	(0.79)	0.71
Total from investment operations	3.61	3.48	1.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(0.74)	(3.32)	(1.17)	—	—
Return of capital	—	(0.61)	(0.34)	(0.85)	(0.46)
Total distributions	(0.74)	(3.93)	(1.51)	(0.85)	(0.46)
Net asset value, end of period	$21.70	$18.83	$19.28	$18.81	$20.31
Total return (c)	19.51%	18.80%	10.95%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$251,666	$130,897	$84,823	$38,570	$31,476
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	4.43% (d)	5.52%	5.47%	0.69%	(0.76)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Target Income ETF® (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “IGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2025, the Fund invested 18.83% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$19,955,595
Capital gains	—
Return of capital	3,669,043
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(52,826)
Net unrealized appreciation (depreciation)	(2,412,059)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had $32,339 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund had no net late year ordinary or capital losses.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$222,051,406	$28,061,459	$(90,404)	$27,971,055
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$1,255,824	Options contracts written, at value	$49,078,921
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(158,327)
Written options contracts	(6,245,352)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	181,842
Written options contracts	30,507,264
During the six months ended June 30, 2025, the premiums for purchased options contracts opened were $1,111,160 and the premiums for purchased options contracts closed, exercised and expired were $439,178.
During the six months ended June 30, 2025, the premiums for written options contracts opened were $41,574,557 and the premiums for written options contracts closed, exercised and expired were $23,097,264.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Target Income ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Fund Sub-Advisory Agreement” and together with the Fund Advisory Agreement, the “Fund Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Fund Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. Because the Fund invests in options contracts through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Advisory Agreement”) with the Advisor on behalf of the Subsidiary and an Investment Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement” and together with the Subsidiary Advisory Agreement, the “Subsidiary Agreements”) among the Subsidiary, the Advisor and the Sub-Advisor. The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the “Agreements.” The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor continue to be

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Fund Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s and the Subsidiary’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund and the Subsidiary, including the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments. In considering the Sub-Advisor’s management of the Fund and the Subsidiary, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor receives no compensation under the Subsidiary Advisory Agreement, that the Advisor pays the expenses of the Subsidiary and that no compensation is paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and underperformed the benchmark index for the one- and

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2025 (Unaudited)
three-year periods ended December 31, 2024. The Board considered that the Fund follows an options-based strategy that seeks to deliver participation in the price returns of the SPDR Gold Trust while providing a consistent level of income, and took this strategy into account when considering the comparative performance information.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund

First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 96.0%
	Bermuda — 3.1%
1,254	Credicorp Ltd.	$280,294
	Brazil — 12.5%
149,025	B3 S.A. - Brasil Bolsa Balcao (BRL)	399,916
3,478	Embraer S.A., ADR	197,933
21,234	Hapvida Participacoes e Investimentos S.A. (BRL) (c) (d) (e)	144,020
51,018	TOTVS S.A. (BRL)	396,361
		1,138,230
	Canada — 4.5%
1,857	Celestica, Inc. (d)	289,896
15,328	Ivanhoe Mines Ltd., Class A (CAD) (d)	115,150
		405,046
	Cayman Islands — 12.3%
14,494	Alibaba Group Holding Ltd. (HKD)	202,732
1,870	Sea Ltd., ADR (d)	299,088
39,519	Shenzhou International Group Holdings Ltd. (HKD)	280,914
5,166	Tencent Holdings Ltd. (HKD)	331,021
		1,113,755
	China — 2.0%
11,474	BYD Co., Ltd., Class H (HKD)	179,054
	Hong Kong — 7.3%
38,125	AIA Group Ltd. (HKD)	341,913
5,957	Hong Kong Exchanges & Clearing Ltd. (HKD)	317,810
		659,723
	Hungary — 1.6%
4,844	Richter Gedeon Nyrt (HUF)	142,784
	India — 8.0%
2,372	HDFC Bank Ltd., ADR	181,861
10,674	ICICI Bank Ltd., ADR	359,073
4,640	Tata Consultancy Services Ltd. (INR)	187,310
		728,244
	Indonesia — 2.6%
446,237	Bank Central Asia Tbk PT (IDR)	238,442
	Israel — 2.3%
12,681	Teva Pharmaceutical Industries Ltd., ADR (d)	212,534
	Japan — 3.7%
42,300	Nippon Paint Holdings Co., Ltd. (JPY)	340,738
	Malaysia — 2.5%
138,600	IHH Healthcare Bhd (MYR)	224,499
Shares	Description	Value

	Mexico — 4.5%
10,275	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	$235,858
62,298	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	174,598
		410,456
	Panama — 2.3%
1,895	Copa Holdings S.A., Class A	208,393
	Singapore — 2.6%
8,277	United Overseas Bank Ltd. (SGD)	234,347
	South Africa — 3.6%
12,438	Bid Corp., Ltd. (ZAR)	328,399
	South Korea — 2.7%
5,554	Samsung Electronics Co., Ltd. (KRW)	246,094
	Taiwan — 9.3%
25,357	Feng TAY Enterprise Co., Ltd. (TWD)	106,334
20,313	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	737,087
		843,421
	United States — 8.6%
10,531	Coupang, Inc. (d)	315,509
1,512	Exxon Mobil Corp.	162,993
117	MercadoLibre, Inc. (d)	305,795
		784,297

	Total Investments — 96.0%	8,718,750
	(Cost $7,942,857)
	Net Other Assets and Liabilities — 4.0%	360,598
	Net Assets — 100.0%	$9,079,348

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

See Notes to Financial Statements

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	32.3%
HKD	19.0
BRL	10.8
TWD	9.7
MXN	4.7
JPY	3.9
ZAR	3.8
KRW	2.8
IDR	2.7
SGD	2.7
MYR	2.6
INR	2.1
HUF	1.6
CAD	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,718,750	$ 8,718,750	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.3%
	Brazil — 4.9%
2,874,632	B3 S.A. - Brasil Bolsa Balcao (BRL)	$7,714,221
883,864	TOTVS S.A. (BRL)	6,866,780
		14,581,001
	Canada — 3.5%
45,094	Celestica, Inc. (c)	7,039,625
438,239	Ivanhoe Mines Ltd., Class A (CAD) (c)	3,292,223
		10,331,848
	Cayman Islands — 5.1%
51,786	Sea Ltd., ADR (c)	8,282,653
942,495	Shenzhou International Group Holdings Ltd. (HKD)	6,699,561
		14,982,214
	Denmark — 2.2%
68,500	Coloplast A/S, Class B (DKK)	6,506,351
	France — 8.2%
60,962	Legrand S.A. (EUR)	8,150,480
9,773	LVMH Moet Hennessy Louis Vuitton SE (EUR)	5,118,297
26,929	Sartorius Stedim Biotech (EUR)	6,433,040
71,984	TotalEnergies SE (EUR)	4,417,757
		24,119,574
	Germany — 7.4%
717,832	Evotec SE (EUR) (c)	6,091,505
80,318	Hensoldt AG (EUR)	9,215,098
56,418	Siemens Energy AG (EUR) (c)	6,516,850
		21,823,453
	Hong Kong — 2.3%
741,874	AIA Group Ltd. (HKD)	6,653,282
	India — 3.2%
123,994	HDFC Bank Ltd., ADR	9,506,620
	Ireland — 6.4%
14,792	Accenture PLC, Class A	4,421,181
16,726	Aon PLC, Class A	5,967,168
19,523	Trane Technologies PLC	8,539,555
		18,927,904
	Japan — 8.5%
128,135	GMO Payment Gateway, Inc. (JPY)	8,311,580
10,100	Keyence Corp. (JPY)	4,056,692
878,700	Nippon Paint Holdings Co., Ltd. (JPY)	7,078,171
221,625	Sony Group Corp., ADR	5,768,899
		25,215,342
	Mexico — 2.0%
2,143,791	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	6,008,259
Shares	Description	Value

	Netherlands — 4.4%
3,746	Adyen N.V. (EUR) (c) (d) (e)	$6,876,617
9,413	ASM International N.V. (EUR)	6,025,260
		12,901,877
	Singapore — 3.4%
350,613	United Overseas Bank Ltd. (SGD)	9,926,911
	Spain — 3.5%
540,563	Iberdrola S.A. (EUR)	10,372,788
	Sweden — 1.9%
263,253	Epiroc AB, Class A (SEK)	5,715,330
	Taiwan — 3.4%
272,728	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	9,896,333
	United Kingdom — 26.3%
107,716	AstraZeneca PLC, ADR	7,527,194
494,192	Babcock International Group PLC (GBP)	7,787,465
214,049	Compass Group PLC (GBP)	7,248,379
1,479,689	ConvaTec Group PLC (GBP) (d) (e)	5,857,661
1,614,220	Haleon PLC (GBP)	8,295,777
44,831	London Stock Exchange Group PLC (GBP)	6,544,470
227,649	Persimmon PLC (GBP)	4,049,760
1,032,782	Rolls-Royce Holdings PLC (GBP)	13,717,123
89,307	Spirax Group PLC (GBP)	7,300,049
642,757	Wise PLC, Class A (GBP) (c)	9,175,689
		77,503,567
	United States — 1.7%
9,085	Mastercard, Inc., Class A	5,105,225

	Total Investments — 98.3%	290,077,879
	(Cost $266,496,134)
	Net Other Assets and Liabilities — 1.7%	5,161,007
	Net Assets — 100.0%	$295,238,886

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
GBP	24.1%
EUR	23.9
USD	21.4
JPY	6.7
BRL	5.0
HKD	4.6
SGD	3.4
TWD	3.4
DKK	2.3
MXN	2.1
SEK	2.0
CAD	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 290,077,879	$ 290,077,879	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
ASSETS:
Investments, at value	$8,718,750	$290,077,879
Cash	885,619	5,813,331
Foreign currency, at value	146,000	428,774
Receivables:
Capital shares sold	219,207	12,250,950
Dividends	10,153	487,419
Reclaims	423	56,747
Total Assets	9,980,152	309,115,100

LIABILITIES:
Payables:
Investment securities purchased	891,151	13,686,341
Investment advisory fees	5,543	175,841
Capital shares redeemed	553	1,581
Other liabilities	3,557	12,451
Total Liabilities	900,804	13,876,214
NET ASSETS	$9,079,348	$295,238,886

NET ASSETS consist of:
Paid-in capital	$8,418,753	$268,443,248
Par value	5,813	186,504
Accumulated distributable earnings (loss)	654,782	26,609,134
NET ASSETS	$9,079,348	$295,238,886
NET ASSET VALUE, per share	$15.62	$15.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	581,339	18,650,443
Investments, at cost	$7,942,857	$266,496,134
Foreign currency, at cost (proceeds)	$145,998	$428,774
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
INVESTMENT INCOME:
Dividends	$74,869	$2,101,792
Foreign withholding tax	(5,243)	(127,808)
Total investment income	69,626	1,973,984

EXPENSES:
Investment advisory fees	19,132	578,493
Excise tax expense	275	—
Total expenses	19,407	578,493
NET INVESTMENT INCOME (LOSS)	50,219	1,395,491

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(54,896)	(1,912,440)
In-kind redemptions	188,121	5,514,982
Foreign currency transactions	(3,979)	(44,509)
Net realized gain (loss)	129,246	3,558,033
Net increase from payment by the advisor	6,992	—
Net change in unrealized appreciation (depreciation) on:
Investments	746,266	21,644,577
Foreign currency translation	1,420	17,767
Net change in unrealized appreciation (depreciation)	747,686	21,662,344
NET REALIZED AND UNREALIZED GAIN (LOSS)	883,924	25,220,377
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$934,143	$26,615,868
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust WCM Developing World Equity ETF (WCME)		First Trust WCM International Equity ETF (WCMI)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024 (a)	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024 (b)
OPERATIONS:
Net investment income (loss)	$50,219	$27,755	$1,395,491	$1,318,272
Net realized gain (loss)	129,246	19,550	3,558,033	9,021,288
Net increase from payment by the advisor	6,992	—	—	—
Net change in unrealized appreciation (depreciation)	747,686	(94,000)	21,662,344	(6,563,842)
Net increase (decrease) in net assets resulting from operations	934,143	(46,695)	26,615,868	3,775,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(49,915)	(12,258)	(1,291,084)	(6,730,371)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,520,999	894,420	237,808,803	27,181,392
Cost of shares redeemed	(649,089)	(408,185)	(22,294,957)	(56,719,129)
Proceeds from shares sold (Investor Class)	—	5,896	—	431,544
Cost of shares redeemed (Investor Class)	—	(180,418)	—	(1,123,450)
Net increase (decrease) in net assets resulting from shareholder transactions	5,871,910	311,713	215,513,846	(30,229,643)
Total increase (decrease) in net assets	6,756,138	252,760	240,838,630	(33,184,296)

NET ASSETS:
Beginning of period	2,323,210	2,070,450	54,400,256	87,584,552
End of period	$9,079,348	$2,323,210	$295,238,886	$54,400,256

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	181,339	148,329	4,150,443	5,950,747
Shares sold	450,000	64,493	16,000,000	1,910,623
Shares redeemed	(50,000)	(31,483)	(1,500,000)	(3,710,927)
Shares outstanding, end of period	581,339	181,339	18,650,443	4,150,443

Shares outstanding, beginning of period (Investor Class)	—	13,238	—	42,949
Shares sold (Investor Class)	—	458	—	29,479
Shares redeemed (Investor Class)	—	(13,696)	—	(72,428)
Shares outstanding, end of period	—	—	—	—
Total Shares outstanding, end of period	581,339	181,339	18,650,443	4,150,443

(a)
First Trust WCM Developing World Equity ETF (the “Fund”) acquired all of the assets and liabilities of the WCM Developing
World Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024.
Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional
Class Shares for the period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the
Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

(b)
First Trust WCM International Equity ETF  (the “Fund”) acquired all of the assets and liabilities of the WCM International Equity
Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional Class Shares for the
period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the Fund converted all
Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust WCM Developing World Equity ETF (WCME)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,		Period Ended 4/30/2020(a) (c)
		2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$12.81	$12.82	$12.18	$12.88	$15.15	$10.99	$10.00
Income from investment operations:
Net investment income (loss) (d)	0.17	0.19	0.15	0.09	0.06	—	0.03
Net realized and unrealized gain (loss)	2.74 (e)	(0.13)	0.68	(0.63)	(1.85)	4.60	0.96
Total from investment operations	2.91	0.06	0.83	(0.54)	(1.79)	4.60	0.99
Distributions paid to shareholders from:
From net investment income	(0.10)	(0.07)	(0.19)	(0.16)	(0.01)	(0.03)	—
From net realized gain	—	—	—	—	(0.47)	(0.41)	—
Total distributions	(0.10)	(0.07)	(0.19)	(0.16)	(0.48)	(0.44)	—
Net asset value, end of period	$15.62	$12.81	$12.82	$12.18	$12.88	$15.15	$10.99
Total return (f)	22.75% (e)	0.45%	6.86%	(4.22)%	(12.06)%	41.73%	10.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,079	$2,323	$1,901	$1,896	$2,767	$1,495	$571
Ratio of total expenses to average net assets	0.96% (g) (h)	12.30%	15.41% (i)	13.75% (g)	13.00%	31.88%	70.89% (g)
Ratio of net expenses to average net assets	0.96% (g) (h)	1.01% (j)	1.19% (i) (k)	1.25% (g)	1.25%	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	2.49% (g)	1.44%	1.23%	1.18% (g)	0.40%	0.01%	3.56% (g)
Portfolio turnover rate (l)	53%	85%	46%	30%	67%	41%	6%

(a)
Results for periods prior to October 7, 2024 are for WCM Developing World Equity Fund - Institutional Class. See Note 4 in the Notes to
Financial Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Commenced investment operations on March 31, 2020.
(d)	Based on average shares outstanding.
(e)	The Fund received a payment from the advisor in the amount of $6,992, which represents $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(f)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(g)	Annualized.
(h)	Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.95%.
(i)	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
(j)	Effective October 7, 2024, there is no longer a fee waiver.
(k)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.95%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.25%.

(l)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust WCM International Equity ETF (WCMI)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,		For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,		Period Ended 4/30/2020(a) (c)
		2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$13.11	$14.61	$13.26	$13.66	$14.92	$10.92	$10.00
Income from investment operations:
Net investment income (loss) (d)	0.15	0.26	0.16	—	0.07	0.01	0.01
Net realized and unrealized gain (loss)	2.64	0.25	1.65	(0.40)	(0.89)	4.23	0.91
Total from investment operations	2.79	0.51	1.81	(0.40)	(0.82)	4.24	0.92
Distributions paid to shareholders from:
From net investment income	(0.06)	(0.39)	(0.13)	(0.00) (e)	(0.03)	(0.02)	—
From net realized gain	(0.01)	(1.62)	(0.33)	(0.00) (e)	(0.41)	(0.22)	—
Total distributions	(0.07)	(2.01)	(0.46)	(0.00)	(0.44)	(0.24)	—
Net asset value, end of period	$15.83	$13.11	$14.61	$13.26	$13.66	$14.92	$10.92
Total return (f)	21.33%	3.48%	13.83%	(2.90)%	(5.74)%	38.83%	9.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$295,239	$54,400	$86,960	$59,425	$4,731	$2,751	$596
Ratio of total expenses to average net assets	0.85% (g)	1.39%	1.48%	2.73% (g)	7.67%	29.54%	69.05% (g)
Ratio of net expenses to average net assets excluding interest expense	0.85% (g)	0.86% (h)	1.03% (i)	1.25% (g) (j)	1.25%	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	2.05% (g)	1.72%	1.13%	0.04% (g)	0.50%	0.08%	1.18% (g)
Portfolio turnover rate (k)	45%	65%	39%	20%	59%	19%	9%

(a)
Results for periods prior to October 7, 2024 are for WCM International Equity Fund - Institutional Class. See Note 4 in the Notes to Financial
Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Commenced investment operations on March 31, 2020.
(d)	Based on average shares outstanding.
(e)	Amount represents less than $0.01.
(f)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(g)	Annualized.
(h)	Effective October 7, 2024, there is no longer a fee waiver.
(i)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.85%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.10%.

(j)
Effective December 31, 2022, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to
1.10%. Prior to December 31, 2022, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to 1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust WCM Developing World Equity ETF – (ticker “WCME”)
First Trust WCM International Equity ETF – (ticker “WCMI”)
WCME operates as a non-diversified series of the Trust. WCMI operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund is an actively managed exchange-traded fund representing a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
WCME’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in developing countries.
WCMI’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. domiciled companies / companies not located in the U.S.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$12,258	$—	$—
First Trust WCM International Equity ETF	2,688,239	4,042,132	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$5,121	$(203,938)	$(30,629)
First Trust WCM International Equity ETF	—	(32,558)	1,316,908
E. Income and Other Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods April 30, 2021 and 2022, and December 31, 2022, 2023 and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust WCM Developing World Equity ETF	$203,938
First Trust WCM International Equity ETF	—
During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust WCM Developing World Equity ETF	$11,908

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust WCM International Equity ETF	$—	$279,456

As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$7,942,857	$852,239	$(76,346)	$775,893
First Trust WCM International Equity ETF	266,496,134	26,531,414	(2,949,669)	23,581,745
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	WCME	WCMI
Fund net assets up to and including $2.5 billion	0.95000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%	0.78625%
Fund net assets greater than $10 billion	0.85500%	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
During the six months ended ended June 30, 2025, WCME received a payment from the Advisor in the amount of $6,992 in connection with a trade error.
WCM Investment Management, LLC (“WCM” or the “Sub-Advisor”) serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of each Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Advisor and WCM, First Trust will supervise WCM and its management of the investment of each Fund’s assets and will pay WCM for its services as each Fund’s sub-advisor a sub-advisory fee equal to 50% of the monthly management fee paid to the Advisor, less its share of each Fund’s expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On April 29, 2024, the Board of Trustees of WCM Developing World Equity Fund and WCM International Equity Fund (the “Predecessor Funds” and each, a “Predecessor Fund”) approved reorganizations into WCME and WCMI (the “Acquiring Funds” and each, an “Acquiring Fund”), each an actively managed exchange-traded fund managed by First Trust and sub-advised by WCM. Effective October 7, 2024, each Fund acquired all of the assets and assumed all of the liabilities of its respective Predecessor Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024. Prior to the reorganization, each Predecessor Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated. The Predecessor Funds are the accounting survivors. As a result, the historical information received from each of the Predecessor Funds was carried forward to the applicable Fund for U.S. GAAP and tax purposes.
Under the terms of reorganizations, which were tax-free, the assets of each Predecessor Fund were transferred to, and the liabilities of each Predecessor Fund were assumed by, the respective Acquiring Fund. The shareholders of each Predecessor Fund received shares of the respective Acquiring Fund with a value equal to the aggregate net asset value of the shares of the Predecessor Fund held by them.
5. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$5,042,962	$2,248,498
First Trust WCM International Equity ETF	95,877,246	63,305,013
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$3,374,297	$632,410

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
	Purchases	Sales
First Trust WCM International Equity ETF	$201,892,205	$22,454,938
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 2, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Period Ended June 30, 2025

First Trust Exchange-Traded Fund

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
33,501	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	$33,501
	(Cost $33,501)
	Total Investments — 0.1%	33,501
	(Cost $33,501)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,114.0%
	Call Options Purchased — 28.1%
1,352	Cboe Mini Bitcoin U.S. ETF Index	$34,470,592	$223.11	03/31/26	8,493,264
2,194	S&P 500 Mini Index	136,137,700	2,044.05	03/31/26	17,552
	Total Call Options Purchased				8,510,816
	(Cost $8,366,964)
	Put Options Purchased — 1,085.9%
1,352	Cboe Mini Bitcoin U.S. ETF Index	34,470,592	164.91	03/31/26	1,074,840
2,194	S&P 500 Mini Index	136,137,700	2,180.32	03/31/26	328,299,190
	Total Put Options Purchased				329,374,030
	(Cost $330,130,464)
	Total Purchased Options				337,884,846
	(Cost $338,497,428)
WRITTEN OPTIONS — (1,015.5)%
	Call Options Written — (19.0)%
(1,352)	Cboe Mini Bitcoin U.S. ETF Index	(34,470,592)	260.96	03/31/26	(5,766,280)
(2,194)	S&P 500 Mini Index	(136,137,700)	2,180.32	03/31/26	(2,194)
	Total Call Options Written				(5,768,474)
	(Premiums received $5,666,812)
	Put Options Written — (996.5)%
(1,352)	Cboe Mini Bitcoin U.S. ETF Index	(34,470,592)	223.11	03/31/26	(2,932,488)
(2,194)	S&P 500 Mini Index	(136,137,700)	2,044.05	03/31/26	(299,307,674)
	Total Put Options Written				(302,240,162)
	(Premiums received $303,118,026)
	Total Written Options				(308,008,636)
	(Premiums received $308,784,838)
	Net Other Assets and Liabilities — 1.4%				421,671
	Net Assets — 100.0%				$30,331,382

(a)	Rate shown reflects yield as of June 30, 2025.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$33,501	$33,501	$—	$—
Purchased Options	337,884,846	—	337,884,846	—
Total	$337,918,347	$33,501	$337,884,846	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(308,008,636)	$—	$(308,008,636)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments
June 30, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,320.3%
	Call Options Purchased — 16.6%
39	Cboe Mini Bitcoin U.S. ETF Index	$994,344	$293.20	06/30/26	$165,360
73	S&P 500 Mini Index	4,529,650	2,320.73	06/30/26	438
	Total Call Options Purchased				165,798
	(Cost $166,022)
	Put Options Purchased — 1,303.7%
39	Cboe Mini Bitcoin U.S. ETF Index	994,344	216.72	06/30/26	107,679
73	S&P 500 Mini Index	4,529,650	2,475.44	06/30/26	12,855,884
	Total Put Options Purchased				12,963,563
	(Cost $12,963,787)
	Total Purchased Options				13,129,361
	(Cost $13,129,809)
WRITTEN OPTIONS — (1,222.8)%
	Call Options Written — (11.8)%
(39)	Cboe Mini Bitcoin U.S. ETF Index	(994,344)	334.66	06/30/26	(117,234)
(73)	S&P 500 Mini Index	(4,529,650)	2,475.44	06/30/26	(73)
	Total Call Options Written				(117,307)
	(Premiums received $117,232)
	Put Options Written — (1,211.0)%
(39)	Cboe Mini Bitcoin U.S. ETF Index	(994,344)	293.20	06/30/26	(271,557)
(73)	S&P 500 Mini Index	(4,529,650)	2,320.73	06/30/26	(11,770,812)
	Total Put Options Written				(12,042,369)
	(Premiums received $12,042,145)
	Total Written Options				(12,159,676)
	(Premiums received $12,159,377)
	Net Other Assets and Liabilities — 2.5%				24,699
	Net Assets — 100.0%				$994,384

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$13,129,361	$—	$13,129,361	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,159,676)	$—	$(12,159,676)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
58,841	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	$58,841
	(Cost $58,841)
	Total Investments — 1.2%	58,841
	(Cost $58,841)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,437.9%
	Call Options Purchased — 0.8%
185	Cboe Mini Bitcoin U.S. ETF Index	$4,716,760	$382.44	09/30/25	34,595
376	S&P 500 Mini Index	23,330,800	2,317.31	09/30/25	2,256
	Total Call Options Purchased				36,851
	(Cost $37,976)
	Put Options Purchased — 1,437.1%
376	S&P 500 Mini Index	23,330,800	2,471.80	09/30/25	68,626,016
	(Cost $68,626,788)
	Total Purchased Options				68,662,867
	(Cost $68,664,764)
WRITTEN OPTIONS — (1,365.3)%
	Call Options Written — (0.3)%
(36)	Cboe Mini Bitcoin U.S. ETF Index	(917,856)	252.86	07/03/25	(15,588)
(376)	S&P 500 Mini Index	(23,330,800)	2,471.80	09/30/25	(376)
	Total Call Options Written				(15,964)
	(Premiums received $15,274)
	Put Options Written — (1,365.0)%
(185)	Cboe Mini Bitcoin U.S. ETF Index	(4,716,760)	382.44	09/30/25	(2,301,770)
(376)	S&P 500 Mini Index	(23,330,800)	2,317.31	09/30/25	(62,879,232)
	Total Put Options Written				(65,181,002)
	(Premiums received $65,179,877)
	Total Written Options				(65,196,966)
	(Premiums received $65,195,151)
	Net Other Assets and Liabilities — 26.2%				1,250,607
	Net Assets — 100.0%				$4,775,349

(a)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$58,841	$58,841	$—	$—
Purchased Options	68,662,867	—	68,662,867	—
Total	$68,721,708	$58,841	$68,662,867	$—

See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(65,196,966)	$—	$(65,196,966)	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy & Target Income ETF (DFII)
ASSETS:
Investments, at value	$33,501	$—	$58,841
Options contracts purchased, at value	337,884,846	13,129,361	68,662,867
Cash	—	40	—
Due from broker	199	—	126
Receivables:
Investment securities sold	284,275,268	12,159,227	115,114,917
Capital shares sold	28,024,305	995,241	1,194,779
Dividends	96	—	212
Total Assets	650,218,215	26,283,869	185,031,742

LIABILITIES:
Options contracts written, at value	308,008,636	12,159,676	65,196,966
Payables:
Investment securities purchased	311,872,245	13,129,809	115,055,079
Investment advisory fees	1,204	—	2,371
Other liabilities	4,748	—	1,977
Total Liabilities	619,886,833	25,289,485	180,256,393
NET ASSETS	$30,331,382	$994,384	$4,775,349

NET ASSETS consist of:
Paid-in capital	$30,161,566	$994,781	$4,469,394
Par value	13,000	500	2,000
Accumulated distributable earnings (loss)	156,816	(897)	303,955
NET ASSETS	$30,331,382	$994,384	$4,775,349
NET ASSET VALUE, per share	$23.33	$19.89	$23.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,300,002	50,002	200,002
Investments, at cost	$33,501	$—	$58,841
Premiums paid on options contracts purchased	$338,497,428	$13,129,809	$68,664,764
Premiums received on options contracts written	$308,784,838	$12,159,377	$65,195,151
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP) (a)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL) (b)	FT Vest Bitcoin Strategy & Target Income ETF (DFII) (c)
INVESTMENT INCOME:
Dividends	$258	$—	$384
Total investment income	258	—	384

EXPENSES:
Investment advisory fees	2,728	—	4,517
Total expenses	2,728	—	4,517
NET INVESTMENT INCOME (LOSS)	(2,470)	—	(4,133)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	(945,341)
Written options contracts	(4,334)	(150)	1,309,227
Net realized gain (loss)	(4,334)	(150)	363,886
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(612,582)	(448)	(1,897)
Written options contracts	776,202	(299)	(1,815)
Net change in unrealized appreciation (depreciation)	163,620	(747)	(3,712)
NET REALIZED AND UNREALIZED GAIN (LOSS)	159,286	(897)	360,174
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,816	$(897)	$356,041

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy & Target Income ETF (DFII)
	Period Ended 6/30/2025 (a) (Unaudited)	Period Ended 6/30/2025 (b) (Unaudited)	Period Ended 6/30/2025 (c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,470)	$—	$(4,133)
Net realized gain (loss)	(4,334)	(150)	363,886
Net change in unrealized appreciation (depreciation)	163,620	(747)	(3,712)
Net increase (decrease) in net assets resulting from operations	156,816	(897)	356,041

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(52,086)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,174,566	995,281	4,471,394
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	30,174,566	995,281	4,471,394
Total increase (decrease) in net assets	30,331,382	994,384	4,775,349

NET ASSETS:
Beginning of period	—	—	—
End of period	$30,331,382	$994,384	$4,775,349

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	1,300,002	50,002	200,002
Shares redeemed	—	—	—
Shares outstanding, end of period	1,300,002	50,002	200,002

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

Period Ended 6/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$20.18
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	3.18
Total from investment operations	3.15
Net asset value, end of period	$23.33
Total return (c)	15.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,331
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

Period Ended 6/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.89
Income from investment operations:
Net investment income (loss) (b)	—
Net realized and unrealized gain (loss)	(0.00) (c)
Total from investment operations	(0.00) (c)
Net asset value, end of period	$19.89
Total return (d)	0.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$994
Ratio of total expenses to average net assets	0.00% (e) (f)
Ratio of net investment income (loss) to average net assets	0.00% (e)
Portfolio turnover rate (g)	0%

(a)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	The Fund’s annual expense ratio is 0.90% of average daily net assets. Since the Fund commenced its investment operations on the last day of the period, it did not incur any expenses for the period.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

Period Ended 6/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.04)
Net realized and unrealized gain (loss)	4.43
Total from investment operations	4.39
Distributions paid to shareholders from:
Net investment income	(0.68)
Net asset value, end of period	$23.88
Total return (c)	21.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,775
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.78)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest Bitcoin Strategy Floor15 ETF - April – (ticker “BFAP”)(1)
FT Vest Bitcoin Strategy Floor15 ETF - July – (ticker “BFJL”)(2)
FT Vest Bitcoin Strategy & Target Income ETF – (ticker “DFII”)(3)

(1)	Commenced investment operations on April 3, 2025.
(2)	Commenced investment operations on June 30, 2025.
(3)	Commenced investment operations on April 2, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of BFAP is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of bitcoin (the “Bitcoin Reference Instrument”), up to a predetermined upside cap of 34.51% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from April 4, 2025 through March 31, 2026.
The investment objective of BFJL is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 31.26% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from July 1, 2025 through June 30, 2026.
Under normal market conditions, each of BFAP and BFJL invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are needed to provide exposure to bitcoin and to provide the Fund’s “floor” as described above. In seeking to achieve its objective, each of BFAP and BFJL will invest in option contracts, which include FLexible EXchange Options
(“FLEX Options”), standardized listed options and/or over-the-counter options (collectively, “Options”) that each utilize the Bitcoin Reference Instrument as the reference asset and short-term U.S. Treasury securities, cash and cash equivalents.
The investment objective of DFII seeks to deliver partial participation in the returns of bitcoin while providing a high level of income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to bitcoin or income-producing investments.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the applicable Bitcoin Reference Instrument. The FLEX Options that each Fund holds that reference the applicable Bitcoin Reference Instrument will give each Fund the right to receive or deliver shares of the applicable Bitcoin Reference Instrument on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at June 30, 2025 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually for BFAP and BFJL and monthly for DFII, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
E. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Bitcoin Strategy Floor15 ETF - April	$29,746,091	$1,025,545	$(861,925)	$163,620
FT Vest Bitcoin Strategy Floor15 ETF - July	970,432	—	(747)	(747)
FT Vest Bitcoin Strategy & Target Income ETF	3,528,454	—	(3,712)	(3,712)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of DFII, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
For DFII, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor (the “Sub-Advisor”) and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a period of one year or less based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended June 30, 2025, the Funds had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
BFAP
Options contracts	Equity Risk	Options contracts purchased, at value	$337,884,846	Options contracts written, at value	$308,008,636
BFJL
Options contracts	Equity Risk	Options contracts purchased, at value	13,129,361	Options contracts written, at value	12,159,676
DFII
Options contracts	Equity Risk	Options contracts purchased, at value	68,662,867	Options contracts written, at value	65,196,966
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	BFAP	BFJL	DFII
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$—	$(945,341)
Written options contracts	(4,334)	(150)	1,309,227
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(612,582)	(448)	(1,897)
Written options contracts	776,202	(299)	(1,815)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended June 30, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
BFAP	$338,497,428	$—	$308,784,838	$—
BFJL	13,129,809	—	12,159,377	—
DFII	121,052,277	52,387,513	114,409,422	49,214,271
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 26, 2027 for BFAP and DFII, and June 18, 2027 for BFJL.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Bitcoin Strategy Floor15 ETF – January (BFJA)
FT Vest Bitcoin Strategy Floor15 ETF – April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF – July (BFJL)
FT Vest Bitcoin Strategy Floor15 ETF – October (BFOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 9-10, 2025 (the “Meeting”). The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the Meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. In addition, at the Meeting, the Advisor provided additional information on the expense ratios of other peer funds that provide direct or indirect investment exposure to Bitcoin. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to a quarterly defined outcome ETF and the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest Nasdaq-100 Buffer ETF and FT Vest International Equity Moderate Buffer ETF product lines in the First Trust Fund Complex, which are managed by the Advisor and sub-advised by the Sub-Advisor and have unitary fee rate schedules starting at annual rates of 0.85% or 0.90% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on March 9-10, 2025 (the “Meeting”). The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the Meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other target income ETFs in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. In addition, at the Meeting, the Advisor provided additional information on the expense ratios of other peer funds that provide direct or indirect investment exposure to Bitcoin. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to two other target income ETFs in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor and employ options-based strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2025 (Unaudited)
performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 8, 2025

* Print the name and title of each signing officer under his or her signature.